UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Item 1. Reports to Shareholders.

Annual Report
June 30, 2019
SSGA Active Trust
State Street Defensive Global Equity Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

[This Page Intentionally Left Blank]

Notes to Performance Summary (Unaudited)
The following performance chart of the Portfolio’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Portfolio’s per share net asset value (“NAV”) is the value of one share of the Portfolio and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Portfolio. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Portfolio at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Portfolio’s performance is negatively impacted by these deductions.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
See accompanying notes to financial statements.
1

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Management's Discussion of Fund Performance (Unaudited)
The State Street Defensive Global Equity Portfolio (the “Portfolio”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market. The Portfolio’s benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Portfolio was 8.38%, and the Index was 6.33%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Portfolio’s defensive positioning, sector allocation and stock selection were primary drivers of performance during the Reporting Period relative to the Index. The market performance was weak during the first half of the Reporting Period and the Portfolio’s defensive posture delivered a substantial reduction in downside participation. A resumption of global risk sentiments over the second half of the Reporting Period drove strong global equity market gains and the Portfolio had a challenging relative performance. However, over the full Reporting Period, the Portfolio’s defensive approach proved effective in delivering outperformance versus the market with a substantial reduction in realized portfolio risk. The Portfolio’s overweight of defensive sectors – utilities, consumer staples and telecommunication contributed to relative performance. The underweight to poor performing Energy sector also added to relative performance. However, the Portfolio’s underweight of the best performing Information Technology sector was the most significant detractor from the Portfolios relative performance. Stock selection performance was weak over the Reporting Period. The poor performance of valuation based factors was the key challenge.
The Portfolio did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Waste Management, Motorola Solutions and Merck. The top negative contributors to the Portfolio’s performance on an absolute basis during the Reporting Period were Danske Bank, Taisei Corp. and Cigna.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

State Street Defensive Global Equity Portfolio
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Index	Net Asset Value	Market Value	MSCI World Index
ONE YEAR	8.38%	N/A	6.33%	8.38%	N/A	6.33%
SINCE INCEPTION(1)	43.82%	N/A	51.05%	11.40%	N/A	13.05%

(1)	For the period February 18, 2016 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for State Street Defensive Global Equity Portfolio as stated in the Fees and Expenses table of the most recent prospectus is 0.30%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption or sale of Portfolio shares. See "Notes to Performance Summary" on page 1 for more information.
See accompanying notes to financial statements.
3

State Street Defensive Global Equity Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	Market Value	% of Net Assets
Waste Management, Inc.	35,649	1.6%
McDonald's Corp.	34,679	1.5
DTE Energy Co.	34,144	1.5
Merck & Co., Inc.	34,127	1.5
Baxter International, Inc.	33,661	1.5
TOTAL	172,260	7.6%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Insurance	11.8%
Pharmaceuticals	11.8
Electric Utilities	7.1
Diversified Telecommunication Services	6.3
Multi-Utilities	4.9
Banks	4.9
Food & Staples Retailing	4.9
Equity Real Estate Investment Trusts (REITs)	3.8
Specialty Retail	3.7
Food Products	3.1
Health Care Providers & Services	3.0
Hotels, Restaurants & Leisure	2.8
Health Care Equipment & Supplies	2.7
Household Products	2.5
Trading Companies & Distributors	2.4
Beverages	2.2
Automobiles	2.2
Communications Equipment	2.0
Aerospace & Defense	2.0
Commercial Services & Supplies	2.0
Oil, Gas & Consumable Fuels	2.0
Tobacco	1.9
Consumer Finance	1.4
Airlines	1.3
Gas Utilities	1.2
Metals & Mining	1.2
Multiline Retail	1.2
Construction & Engineering	1.1
Technology Hardware, Storage & Peripherals	0.9
Chemicals	0.5
Mortgage Real Estate Investment Trust (REITs)	0.3
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Portfolio’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 3.8%
BHP Group, Ltd.	634	$ 18,313
Mirvac Group REIT	3,259	7,158
Qantas Airways, Ltd.	1,986	7,526
Scentre Group REIT	4,249	11,450
Sonic Healthcare, Ltd.	517	9,832
Wesfarmers, Ltd.	858	21,772
Woodside Petroleum, Ltd.	400	10,206
		86,257
BELGIUM — 0.5%
Ageas	237	12,337
CANADA — 3.5%
Loblaw Cos., Ltd.	85	4,361
Royal Bank of Canada	141	11,229
Sun Life Financial, Inc.	341	14,152
TELUS Corp.	610	22,598
Toronto-Dominion Bank	465	27,229
		79,569
DENMARK — 1.3%
Novo Nordisk A/S Class B	601	30,674
FRANCE — 1.6%
Peugeot SA	764	18,854
Sanofi	209	18,067
		36,921
GERMANY — 4.3%
Allianz SE	120	28,971
Deutsche Telekom AG	1,636	28,341
Merck KGaA	130	13,614
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	109	27,396
		98,322
HONG KONG — 3.6%
CLP Holdings, Ltd.	2,500	27,584
Hang Seng Bank, Ltd.	500	12,448
HKT Trust & HKT, Ltd.	7,000	11,110
Link REIT	2,500	30,720
		81,862
ITALY — 1.3%
Eni SpA	1,470	24,451
Snam SpA	1,138	5,665
		30,116
JAPAN — 11.5%
Astellas Pharma, Inc.	1,800	25,645
FUJIFILM Holdings Corp.	300	15,212
ITOCHU Corp.	900	17,212
Japan Airlines Co., Ltd.	700	22,370
Japan Post Holdings Co., Ltd.	2,400	27,176
Mitsubishi Corp.	700	18,452
Mitsui & Co., Ltd.	1,200	19,536
Security Description	Shares	Value
Mitsui Chemicals, Inc.	500	$ 12,377
Mizuho Financial Group, Inc.	7,800	11,301
Nippon Telegraph & Telephone Corp.	500	23,283
Sumitomo Mitsui Trust Holdings, Inc.	300	10,876
Taisei Corp.	300	10,901
Tokio Marine Holdings, Inc.	200	10,022
Tokyo Gas Co., Ltd.	300	7,066
Toyota Motor Corp.	500	31,038
		262,467
NETHERLANDS — 1.1%
Koninklijke Ahold Delhaize NV	1,099	24,753
NEW ZEALAND — 0.6%
Spark New Zealand, Ltd.	4,835	12,990
NORWAY — 0.4%
DNB ASA	501	9,325
SINGAPORE — 0.4%
DBS Group Holdings, Ltd.	500	9,594
SPAIN — 0.8%
ACS Actividades de Construccion y Servicios SA	325	12,995
Enagas SA	193	5,158
		18,153
SWEDEN — 1.0%
Swedish Match AB	554	23,406
SWITZERLAND — 8.2%
Nestle SA	299	30,992
Novartis AG	342	31,288
Roche Holding AG	111	31,268
Swiss Life Holding AG	39	19,352
Swiss Re AG	286	29,110
Swisscom AG	39	19,604
Zurich Insurance Group AG	76	26,495
		188,109
UNITED KINGDOM — 0.6%
Direct Line Insurance Group PLC	3,228	13,631
UNITED STATES — 54.6%
Aflac, Inc.	539	29,543
AGNC Investment Corp. REIT	369	6,207
Allstate Corp.	320	32,541
Ameren Corp.	435	32,673
American Electric Power Co., Inc.	187	16,458
American Express Co.	254	31,354
Anthem, Inc.	68	19,190
AutoZone, Inc. (a)	29	31,885
Baxter International, Inc.	411	33,661
Bristol-Myers Squibb Co.	6	272
CenterPoint Energy, Inc.	706	20,213
Cisco Systems, Inc.	275	15,051
Coca-Cola Co.	386	19,655
DTE Energy Co.	267	34,144
Duke Energy Corp.	121	10,677
Eli Lilly & Co.	266	29,470

See accompanying notes to financial statements.
5

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
Entergy Corp.	283	$ 29,129
Eversource Energy	244	18,485
Exelon Corp.	658	31,544
HCA Healthcare, Inc.	209	28,250
Hershey Co.	135	18,094
Home Depot, Inc.	105	21,837
HP, Inc.	232	4,823
Johnson & Johnson	199	27,717
JPMorgan Chase & Co.	156	17,441
Kellogg Co.	232	12,428
Kimberly-Clark Corp.	199	26,523
Lockheed Martin Corp.	71	25,811
McDonald's Corp.	167	34,679
Medtronic PLC	289	28,146
Merck & Co., Inc.	407	34,127
Mondelez International, Inc. Class A	215	11,588
Motorola Solutions, Inc.	180	30,011
Newmont Goldcorp Corp.	244	9,387
PepsiCo, Inc.	235	30,816
Pfizer, Inc.	656	28,418
Philip Morris International, Inc.	277	21,753
Pinnacle West Capital Corp.	286	26,910
Procter & Gamble Co.	271	29,715
Public Service Enterprise Group, Inc.	438	25,763
Raytheon Co.	125	21,735
Republic Services, Inc.	107	9,270
Simon Property Group, Inc. REIT	157	25,082
Starbucks Corp.	358	30,011
Sysco Corp.	415	29,349
Target Corp.	324	28,062
TJX Cos., Inc.	561	29,666
UGI Corp.	372	19,868
UnitedHealth Group, Inc.	52	12,688
Ventas, Inc. REIT	139	9,501
VEREIT, Inc.	608	5,478
Security Description	Shares	Value
Verizon Communications, Inc.	491	$ 28,051
Walmart, Inc.	275	30,385
Waste Management, Inc.	309	35,649
		1,251,184
TOTAL COMMON STOCKS (Cost $2,016,826)		2,269,670

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (a) (Cost: $534)	325	511
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $10,308)	10,308	10,308
TOTAL INVESTMENTS — 99.6% (Cost $2,027,668)		2,280,489
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		9,385
NET ASSETS — 100.0%		$ 2,289,874
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,269,670	$—	$—	$2,269,670
Rights	511	—	—	511
Short-Term Investment	10,308	—	—	10,308
TOTAL INVESTMENTS	$2,280,489	$—	$—	$2,280,489
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,569	$33,569	$912,324	$935,585	$—	$—	10,308	$10,308	$778
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019

ASSETS
Investments in unaffiliated issuers, at value	$2,270,181
Investments in affiliated issuers, at value	10,308
Total Investments	2,280,489
Foreign currency, at value	6,485
Dividends receivable — unaffiliated issuers	2,820
Dividends receivable — affiliated issuers	61
Receivable from Adviser	472
Receivable for foreign taxes recoverable	4,529
TOTAL ASSETS	2,294,856
LIABILITIES
Payable for fund shares repurchased	4,503
Advisory fee payable	472
Trustees’ fees and expenses payable	7
TOTAL LIABILITIES	4,982
NET ASSETS	$2,289,874
NET ASSETS CONSIST OF:
Paid-in Capital	$1,905,167
Total distributable earnings (loss)	384,707
NET ASSETS	$2,289,874
NET ASSET VALUE PER SHARE
Net asset value per share	$ 11.00
Shares outstanding (unlimited amount authorized, no par value)	208,245
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,017,360
Investments in affiliated issuers	10,308
Total cost of investments	$2,027,668
Foreign currency, at cost	$ 6,458
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2019

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 105,980
Dividend income — affiliated issuers	778
Foreign taxes withheld	(5,288)
TOTAL INVESTMENT INCOME (LOSS)	101,470
EXPENSES
Advisory fee	9,302
Trustees’ fees and expenses	79
Miscellaneous expenses	700
TOTAL EXPENSES	10,081
Expenses waived/reimbursed by the Adviser	(10,081)
NET EXPENSES	—
NET INVESTMENT INCOME (LOSS)	$ 101,470
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	85,100
Foreign currency transactions	(1,558)
Net realized gain (loss)	83,542
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(205,040)
Foreign currency translations	337
Net change in unrealized appreciation/depreciation	(204,703)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(121,161)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (19,691)
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 101,470	$ 168,284
Net realized gain (loss)	83,542	222,062
Net change in unrealized appreciation/depreciation	(204,703)	(82,662)
Net increase (decrease) in net assets resulting from operations	(19,691)	307,684
Distributions to shareholders (Note 9)	(351,241)	(211,763)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	631,379	348,917
Reinvestment of distributions	351,241	211,763
Cost of shares redeemed	(3,326,507)	(282,814)
Net increase (decrease) in net assets from beneficial interest transactions	(2,343,887)	277,866
Net increase (decrease) in net assets during the period	(2,714,819)	373,787
Net assets at beginning of period	5,004,693	4,630,906
NET ASSETS AT END OF PERIOD	$ 2,289,874	$5,004,693
SHARES OF BENEFICIAL INTEREST:
Shares sold	51,951	27,995
Reinvestment of distributions	36,856	17,050
Shares redeemed	(288,025)	(22,549)
Net increase (decrease) from share transactions	(199,218)	22,496
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Defensive Global Equity Portfolio
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 2/19/16* - 6/30/16
Net asset value, beginning of period	$12.28	$12.03	$10.89	$10.00
Net investment income (loss) (a)	0.33	0.42	0.31	0.15
Net realized and unrealized gain (loss)	0.39	0.36	1.21	0.74
Total from investment operations	0.72	0.78	1.52	0.89
Distributions to shareholders from:
Net investment income	(0.74)	(0.38)	(0.28)	—
Net realized gains	(1.26)	(0.15)	(0.10)	—
Total distributions	(2.00)	(0.53)	(0.38)	—
Net asset value, end of period	$11.00	$12.28	$12.03	$10.89
Total return (b)	8.38%	6.48%	14.43%	8.90%(c)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,290	$5,005	$4,631	$3,270
Ratios to average net assets:
Total expenses	0.27%	0.30%	0.33%	0.27%(d)
Net expenses	—%(e)	—%(e)	—%(e)	—%(d)(e)
Net investment income (loss)	2.73%	3.37%	2.75%	4.00%(d)
Portfolio turnover rate	72%	47%	30%	21%(c)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following Portfolio (the “Portfolio”):
Portfolio	Commencement of Operations	Diversification Classification
State Street Defensive Global Equity Portfolio	February 19, 2016	Diversified
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
11

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date or when the information becomes available, net of any foreign taxes withheld at source, if any.
The Portfolio invests in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar years to return of capital or capital gains distributions at year end based on information provided by the REIT.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
12

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Portfolio pays the Adviser a fee accrued daily and paid monthly, at a rate of 0.25% of the Portfolio’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses in such an amount equal to the total annual Portfolio operating expenses until the later of April 30, 2020 or such time as the shares of the Portfolio cease to be the only investment security held by the State Street Defensive Global Equity Fund. The waiver may be terminated prior to April 30, 2020 only by the Board. Additionally, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Portfolio until October 31, 2019. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2019 except with the approval of the Board. The Adviser pays all expenses of the Portfolio other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses. The Adviser has agreed to pay all costs associated with the organization of the Trust and the Portfolio. For the period ended June 30, 2019, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $10,081.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedule of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
13

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

5.    Investment Transactions
Purchases and sales of investments (excluding short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
State Street Defensive Global Equity Portfolio	$2,613,446	$5,111,777
6.    Income Tax Information
The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for foreign currency transactions, wash sales, distribution re-designations, and passive foreign investment companies.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Portfolio	$165,202	$186,039	$351,241
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Defensive Global Equity Portfolio	$ 186,089	$ 25,674	$ 211,763
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Defensive Global Equity Portfolio	$56,472	$—	$88,690	$239,545	$—	$384,707
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Defensive Global Equity Portfolio	$2,041,022	$273,004	$33,537	$239,467
14

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

7.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2019.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
9.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Portfolio has adopted the Final Rule for the current period with the most notable impacts being that the Portfolio is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
State Street Defensive Global Equity Portfolio	$151,316	$60,447	$211,763	$77,508
15

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of State Street Defensive Global Equity Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Defensive Global Equity Portfolio (the “Portfolio”) (one of the funds constituting SSGA Active Trust (the “Trust”)), including the schedule of investments, as of June 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the funds constituting SSGA Active Trust) at June 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from February 19, 2016 (commencement of operations) through June 30, 2016, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
17

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Defensive Global Equity Portfolio	0.00%	$1,129.40	$0.00	$1,024.80	$0.00
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
18

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
The Portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
The Portfolio reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Portfolio during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Portfolio hereby designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Long term capital gains dividends were paid from the Portfolio during the year ended June 30, 2019 in the amount of $186,039.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio’s portfolio of securities are available (i) without charge, upon request by calling 1-800-997-7327 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Portfolio's website at www.ssgafunds.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedule of investments is available upon request, without charge, by calling 1-800-997-7327 (toll free) and on the Portfolio's website at www.ssgafunds.com.
19

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreement
At in-person meetings held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the State Street Defensive Global Equity Portfolio, a series of SSGA Active Trust (the “Fund”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Fund under the Agreement, (ii) investment performance of the Fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Fund grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of the Fund in accordance with the Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in active management and managing master-feeder structures.
Investment Performance
The Board then reviewed the Fund’s performance. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered that the Fund underperformed the median of its Performance Group for the 1-year period, but outperformed the median for the 2-year period. The Board also considered that the Fund outperformed its benchmark for the 1-year period, but underperformed the benchmark since the Fund’s inception.
In those instances where the Board observed underperformance, the Trustees noted the performance was not significantly below the median and benchmark, respectively, and considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Fund to the Adviser, including data on the Fund’s historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations. The Board noted that the Adviser had contractually agreed to waive all of its fees related to its management of the Fund and, therefore, did not realize any profits from its advisory arrangement with the Fund. The Board further noted that an affiliated fund that is a series of a separate trust and also advised by the Adviser invests substantially all of its assets in the Fund and that the Adviser receives management fees from that fund.
20

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., global large-cap mutual funds. The Board reviewed the universe of similar mutual funds for the Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar mutual funds. The Board also reviewed the fee structure of the Fund in connection with the master-feeder structure.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in the Fund’s advisory fee rate as assets of the Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Fund by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with the Fund from inception. The Board also noted that the Adviser is currently waiving the entire advisory fee, so the Adviser was not receiving any economies of scale. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Fund were appropriate; (b) the performance of the Fund had been satisfactory; (c) the Adviser’s unitary fee for the Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) because no fees were paid to the Adviser, there were currently no economies of scale to share.
21

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.(Director); Putnam
Investments Limited
(Director); University of
					Notre Dame (Trustee).
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	128	Guggenheim/Rydex Funds (Trustee).
22

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	189	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
23

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Attorney, MFS Investment Management (March 2012 - August 2015).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
24

SSGA ACTIVE TRUST
STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
25

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Portfolio Shares are distributed by State Street Global Advisors Funds Distributors, LLC, an indirect, wholly-owned subsidiary of State Street Corporation. State Street Global Advisors Funds Distributors, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.
© 2019 State Street Corporation -All Rights Reserved
SSITDISCGBLSAR

Annual Report
June 30, 2019
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Government Inflation-linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. Dollars and pay coupon and principal in U.S. Dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.
The DBIQ Optimum Yield Diversified Commodity Index Excess Return employs a rule based approach when it rolls from one futures contract to another for each commodity in the index. DBLCI Diversified Index represents 14 commodities drawn from the Energy, Precious Metals, Industrial Metals and Agriculture sectors.
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the large and mid-cap equity market performance of developed markets.
The Bloomberg Barclays US Long Government/Credit Index measures the investment return of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate, and investment-grade international dollar-denominated bonds with maturities longer than 10 years. The average maturity is approximately 20 years.
The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity markets.
The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
The Bloomberg Barclays US Treasury Bellwether 3 Month Index is a benchmark tracking the performance and attributes of the on-the-run U.S. Treasury that reflects the most recently issued three month security.
The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
See accompanying notes to financial statements.
1

SPDR SSGA MULTI-ASSET REAL RETURN ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Multi-Asset Real Return ETF (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income. The Fund’s primary benchmark is the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was –2.71%, and the Index was 4.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The allocations to commodities, global natural resource equities, and global infrastructure equities were the primary drivers of Fund performance during the Reporting Period relative to the Index. Commodities and global natural resource equities were plagued by global growth concerns, low price inflation and lack of progress in a US-China trade agreement. Brent crude oil rose to a four year high in October 2018, before collapsing along with its West Texas Intermediate (WTI) counterpart by close to 40% by the end of 2018. Both oils rebounded by over 20% in the first half of 2019 as US sanctions on Iran and Venezuela along with production cuts from OPEC and a select group of non-OPEC oil producers reduced global inventories in the face of healthy demand. Industrial metals retreated on fears of a steeper than expected slowdown in global growth, while agricultural products suffered from abundant supplies and escalating trade tensions between the US and China. The ramifications were significant for global natural resource equities, especially for the companies in the energy and metal and mining industries. The energy equities have historically been correlated with movement in the crude oils, but this past year demonstrated a significant departure to the downside from that historical relationship. The metals and miners experienced a reprieve in the first quarter of 2019 amid stimulus measures from China and positive indications that the trade conflict was moving toward resolution, but that proved fleeting as neither lived up to expectations. Global infrastructure equities benefited from the continued rally in global equities and the decline in interest rates over the past year. The defensive nature of the securities within the group provided refuge for investors that sought more income-oriented stocks. The lack of an uptick in global inflationary pressures continued to provide a headwind for real assets as core inflation readings across developed markets remained below 2% and in the US the Federal Reserves’ preferred gauge, the personal consumption expenditures price index (PCE), dipped to 1.5%.
The Fund did not invest in derivatives during the reporting period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis were the S&P Global Infrastructure ETF (GII), SPDR Dow Jones REIT ETF (RWR), and SPDR Bloomberg Barclays TIPS ETF (IPE). The lowest contributors to the Fund’s performance on an absolute basis were the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC), SPDR S&P Global Natural Resources ETF (GNR), and the SPDR S&P Oil & Gas Equipment Services ETF (XES).
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR SSGA Multi-Asset Real Return ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return
ONE YEAR	– 2.71%	– 2.49%	4.88%	– 11.00%	– 2.71%	– 2.49%	4.88%	– 11.00%
FIVE YEARS	– 9.63%	– 9.60%	9.55%	– 38.67%	– 2.00%	– 2.00%	1.84%	– 9.32%
SINCE INCEPTION(1)	– 2.30%	– 2.17%	10.59%	– 41.02%	– 0.32%	– 0.30%	1.41%	– 7.09%

(1)	For the period April 25, 2012 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Multi-Asset Real Return ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR SSGA Multi-Asset Real Return ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
SPDR S&P Global Natural Resources ETF	21.2%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	19.3
SPDR Bloomberg Barclays TIPS ETF	14.8
SPDR S&P Global Infrastructure ETF	10.0
SPDR Dow Jones International Real Estate ETF	8.8
TOTAL	74.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Natural Resources	29.3%
Commodities	20.3
Real Estate	17.5
Inflation Linked	14.8
International Equity	12.0
International Fixed Income	5.9
Short Term Investments	7.5
Liabilities in Excess of Other Assets	(7.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR SSGA INCOME ALLOCATION ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Income Allocation ETF (the “Fund”) seeks to provide total return by focusing on investments in income and yield-generating assets. The Fund’s primary benchmark is the MSCI World Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 7.93%, and the Index was 6.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Investments in global fixed income asset classes, dividend-focused equity instruments and other high yielding asset classes such as REITs, bank loans and preferred stocks were primary drivers of Fund performance during the Reporting Period relative to the Index. Allocations made to global fixed income added value to the Fund’s performance relative to the Index as declining interest rates and tighter credit spreads helped bond markets produce generous gains. The shift lower in interest rates occurred in response to both heightened equity market volatility in the later part of 2018 and also in reaction to dovish central bank guidance which pushed interest rates lower in 2019. A declining interest rate environment has also generally been favorable for other income producing assets such as high dividend equities and during the Reporting Period the dividend equity exposures held by the Fund generally outperformed broader baskets of equities as represented by the Index. Some of the other income generating asset classes held by the Fund detracted from performance relative to the Index. Examples include exposure to REITs, bank loans and preferred stocks. The Fund maintained exposure to both equity REITs as well as mortgage REITs. The equity REIT exposure targeted mid and small cap companies and generated negative total returns during the Reporting Period whereas mortgage REITs earned positive returns but did not keep pace with the performance of the Index. Both bank loans and preferred stocks also delivered positive total returns and exhibited less volatility than global stock markets, but they too fell short of the Index from a total return perspective.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the SPDR Portfolio Long Term Treasury ETF, the SPDR S&P Dividend ETF and the SPDR Bloomberg Barclays Emerging Markets Local Bond ETF. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the Invesco KBW Premium Yield Equity REIT ETF, the SPDR MSCI Emerging Markets Strategic Factors ETF, and the Energy Select Sector SPDR Fund.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR SSGA Income Allocation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Index	Bloomberg Barclays US Long Government /Credit Bond Index	Net Asset Value	Market Value	MSCI World Index	Bloomberg Barclays US Long Government /Credit Bond Index
ONE YEAR	7.93%	7.96%	6.33%	13.82%	7.93%	7.96%	6.33%	13.82%
FIVE YEARS	21.63%	21.60%	37.67%	31.79%	3.99%	3.99%	6.60%	5.68%
SINCE INCEPTION(1)	45.21%	45.19%	95.88%	45.63%	5.33%	5.33%	9.81%	5.37%

(1)	For the period April 25, 2012 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Income Allocation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR SSGA Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
SPDR Bloomberg Barclays High Yield Bond ETF	14.0%
SPDR Portfolio S&P 500 High Dividend ETF	13.1
SPDR Portfolio Long Term Treasury ETF	10.1
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	10.1
SPDR Blackstone / GSO Senior Loan ETF	9.8
TOTAL	57.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Domestic Fixed Income	45.1%
Domestic Equity	30.0
International Equity	12.1
International Fixed Income	10.1
Inflation Linked	2.5
Short Term Investments	4.5
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR SSGA GLOBAL ALLOCATION ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Global Allocation ETF (the “Fund”) seeks to provide capital appreciation. The Fund’s primary benchmark is the MSCI ACWI IMI Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.37%, and the Index was 4.56%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Investments across multiple asset classes including large cap US equities, investment grade and high yield corporate bonds and US government fixed income were all primary drivers of Fund performance during the Reporting Period relative to the Index. Amidst an increase in global equity market volatility, US large cap stocks continued to deliver positive earnings growth and produced near double digit gains for investors. Allocations made to fixed income added value to the Fund’s performance relative to the Index as declining interest rates and tighter credit spreads helped bond markets produce generous gains. The shift lower in interest rates occurred in response to both heightened equity market volatility in the later part of 2018 and also in reaction to dovish central bank guidance which pushed interest rates lower in 2019. Returns were less constructive for smaller cap companies over the Reporting Period. Both US and non-US developed market small cap stocks produced negative returns and trailed the Index overall. Lastly, uncertainty in oil prices weighed negatively on broad based commodity and energy sensitive holdings in the Fund.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were the SPDR S&P500 ETF, the SPDR Bloomberg Barclays High Yield Bond ETF and the SPDR Portfolio Aggregate Bond ETF. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were the SPDR Portfolio Small Cap ETF, the SPDR S&P International Small Cap ETF and the Energy Select Sector SPDR Fund.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR SSGA Global Allocation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI IMI Index	Bloomberg Barclays U.S. Aggregate Bond Index	Net Asset Value	Market Value	MSCI ACWI IMI Index	Bloomberg Barclays U.S. Aggregate Bond Index
ONE YEAR	4.37%	4.24%	4.56%	7.87%	4.37%	4.24%	4.56%	7.87%
FIVE YEARS	23.57%	23.53%	34.03%	15.64%	4.32%	4.32%	6.03%	2.95%
SINCE INCEPTION(1)	55.75%	55.73%	86.17%	21.29%	6.36%	6.36%	9.04%	2.72%

(1)	For the period April 25, 2012 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Global Allocation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR SSGA Global Allocation ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
SPDR S&P 500 ETF Trust	20.2%
SPDR Portfolio Developed World ex-US ETF	16.0
SPDR Bloomberg Barclays High Yield Bond ETF	14.1
SPDR Dow Jones REIT ETF	6.8
SPDR Portfolio Emerging Markets ETF	5.1
TOTAL	62.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Domestic Equity	30.3%
International Equity	25.0
Domestic Fixed Income	23.2
Real Estate	9.8
Inflation Linked	5.1
International Fixed Income	3.1
Commodities	2.1
Short Term Investments	5.0
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR SSGA ULTRA SHORT TERM BOND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Ultra Short Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital and daily liquidity through short duration high quality investments. The Fund’s benchmark is the Bloomberg Barclays US Treasury Bellwether 3 Month Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 2.79%, and the Index was 2.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The yield advantage of the Fund plus the tightening of credit spreads in the investment grade corporate credit floating rate notes (“FRN”) and asset-backed securities (“ABS”) markets were the primary drivers of the Fund’s out-performance of the Index during the Reporting Period. During the Reporting Period, the shift in Fed’s policy was substantial, with two rate hikes in the second half of 2018 and balance sheet normalization in full effect into the end of 2018. This tightening of Fed policy and the escalation of a trade war during the Reporting Period led to a widening of FRN and ABS spreads into year-end 2018. This widening of spreads produced an opportunity to increase the Fund’s allocation to BBB-rated FRNs, which occurred in 2019. The Fed “pivoted” to a more accommodative policy in 2019 by announcing a curtailment of its balance sheet normalization program and reducing its median projection of the 2019 Fed Funds rate (from 2.90% in December 2018 to 2.40% in June of 2019). This Fed “pivot” to a more accommodative policy is the key driver to the overall tightening of FRN and ABS spreads observed during the Reporting Period. The Fund maintained a duration profile at the shorter end of its 0.25 to 0.75 range during the Reporting Period.
As of the June 30, 2019, the Fund’s asset allocation consisted of US Treasuries (5.5%), Credit-Financial (21.8%), Credit- Industrial (40.5%), Credit-Non Corp (2.0%), ABS (27.2%), CMBS (1.8%) and Cash (1.1%).
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR SSGA Ultra Short Term Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays US Treasury Bellwether 3 Month Index	Net Asset Value	Market Value	Bloomberg Barclays US Treasury Bellwether 3 Month Index
ONE YEAR	2.79%	2.76%	2.33%	2.79%	2.76%	2.33%
FIVE YEARS	6.94%	7.04%	4.51%	1.35%	1.37%	0.89%
SINCE INCEPTION(1)	7.43%	7.45%	4.57%	1.26%	1.26%	0.78%

(1)	For the period October 9, 2013 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Ultra Short Term Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR SSGA Ultra Short Term Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Treasury Notes 1.00% 9/30/2019	4.0%
Nissan Master Owner Trust Receivables 2.71% 10/17/2022	2.1
AT&T, Inc. 3.27% 6/1/2021	2.1
General Motors Financial Co., Inc. 3.64% 6/30/2022	2.1
Ford Motor Credit Co. LLC 3.59% 1/9/2020	1.7
TOTAL	12.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	63.2%
Asset-Backed Securities	27.1
U.S. Treasury Obligations	4.9
Mortgage-Backed Securities	1.9
Foreign Government Obligations	0.2
Short-Term Investment	1.4
Certificate of Deposit	0.4
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR MFS SYSTEMATIC CORE EQUITY FUND
Management’s Discussion of Fund Performance (Unaudited)
Summary of Results
For the twelve months ended June 30, 2019, the SPDR MFS Systematic Core Equity Fund (“fund”) provided a total return of 10.11%. This compares with a return of 10.42% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index (S&P 500 Index).
Market Environment
Changes in market sentiment, driven largely by uncertainty over the outcome of trade negotiations between the US and China, contributed to periodic bouts of volatility during the reporting period. The global economy decelerated throughout the period, led by weakness in China and Europe.
The deteriorating global growth backdrop, along with declining inflationary pressures, prompted the US Federal Reserve to halt its tightening cycle in December and adopt a more dovish policy stance in 2019, which resulted in a sharp decline in long-term interest rates during the second half of the period, inverting portions of the Treasury yield curve. Consequently, markets anticipate several Fed rate cuts in the coming quarters.
Globally, central banks have tilted more dovish as well, with China lowering reserve requirements, the Bank of Canada and Bank of England holding rates steady and the European Central Bank extending a low-interest-rate refinancing facility for eurozone banks to encourage the continued flow of credit and to hold out the possibility of further lowering rates and resuming asset purchases.
Emerging markets experienced considerable volatility during the period as tighter global financial conditions exposed structural weakness in some countries. Those pressures were somewhat relieved toward the end of the period as the Fed became more dovish. Diminished hopes for a trade deal between the US and China weighed on sentiment at the end of the period. Idiosyncratic factors negatively impacted some emerging economies, such as Argentina and Turkey.
From a geopolitical perspective, a change in leadership in the United Kingdom, caused by a lack of consensus on the best path toward Brexit, a fractious Eurosceptic Italian coalition government and a weakening of Angela Merkel's grip on the German chancellorship were sources of uncertainty in Europe. In emerging markets, new Brazilian president Jair Bolsonaro took office, with markets generally encouraged by his market-friendly agenda. In contrast, markets appeared to have been nervous about the less-market-friendly approach of Mexico's new president Andrés Manuel López Obrador.
Contributors to Performance
Security selection in both the financials and consumer discretionary sectors contributed to performance relative to the S&P 500 Index. Even though the financials sector was a top performing sector, there were no individual stocks within this sector that were among the fund's largest relative contributors during the period. Within the consumer discretionary sector, overweighting quick service Mexican restaurant Chipotle Mexican Grill(b) aided relative returns.
Elsewhere, the fund's overweight positions in healthcare services company Express Scripts(b), internet security firm VeriSign(b), software giant Microsoft, pharmaceutical company Eli Lilly andMerck, food producer Tyson Foods, railroad and freight transportation services provider Union Pacific, cable services provider Comcast and integrated electric power company AES bolstered relative performance.
Detractors from Performance
Security selection within both the information technology and consumer staples sectors detracted from relative performance. Within the information technology sector, the fund's overweight positions in information technology company DXC Technology(b) and computer hard drive maker Western Digital(b) held back relative performance. The fund's holding of business analytics software services provider Tableau Software(b)(h) also weighed on relative returns. Within the consumer staples sector, overweighting shares of drug store operator Walgreens Boots Alliance and brewery company Molson Coors Brewing harmed relative results.
In other sectors, overweight positions in drugstore retailer CVS Health, independent oil refiner Valero Energy and global health services provider Cigna(b) detracted from relative performance. The timing of the fund's ownership in shares of social networking service provider Facebook and real estate investment trust Extra Space Storage(b) further weakened relative results.
(b) Security was not held in the fund at period end.
See accompanying notes to financial statements.
14

SPDR MFS SYSTEMATIC CORE EQUITY FUND
Management’s Discussion of Fund Performance (Unaudited)  (continued)
(h) Security is not a benchmark constituent.
See accompanying notes to financial statements.
15

SPDR MFS Systematic Core Equity ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Index	Net Asset Value	Market Value	S&P 500 Index
ONE YEAR	10.11%	10.05%	10.42%	10.11%	10.05%	10.42%
FIVE YEARS	72.40%	72.37%	66.33%	11.51%	11.50%	10.71%
SINCE INCEPTION(1)	85.86%	85.80%	79.16%	11.98%	11.98%	11.24%

(1)	For the period January 8, 2014 to June 30, 2019.
Line graph is based on cumulative total return.
The total expense ratio for SPDR MFS Systematic Core Equity ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.60%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR MFS Systematic Core Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.6
Johnson & Johnson	4.2
Apple, Inc.	4.1
Citigroup, Inc.	4.0
TOTAL	24.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Software	11.0%
Pharmaceuticals	9.9
Semiconductors & Semiconductor Equipment	6.5
Banks	6.1
Insurance	6.0
Equity Real Estate Investment Trusts (REITs)	5.7
Machinery	5.5
Health Care Providers & Services	5.4
Internet & Direct Marketing Retail	4.6
Independent Power and Renewable Electricity Producers	4.2
Technology Hardware, Storage & Peripherals	4.1
Oil, Gas & Consumable Fuels	4.0
Hotels, Restaurants & Leisure	3.8
Interactive Media & Services	3.3
Food Products	3.1
Food & Staples Retailing	2.7
Media	2.7
Electric Utilities	2.6
Tobacco	2.2
Consumer Finance	1.7
Beverages	1.3
IT Services	1.2
Household Products	0.7
Chemicals	0.5
Road & Rail	0.5
Short Term Investments	0.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR MFS SYSTEMATIC GROWTH EQUITY FUND
Management’s Discussion of Fund Performance (Unaudited)
Summary of Results
For the twelve months ended June 30, 2019, the SPDR MFS Systematic Growth Equity Fund (“fund”) provided a total return of 6.47%. This compares with a return of 11.56% for the fund’s benchmark, the Russell 1000® Growth Index.
Market Environment
Changes in market sentiment, driven largely by uncertainty over the outcome of trade negotiations between the US and China, contributed to periodic bouts of volatility during the reporting period. The global economy decelerated throughout the period, led by weakness in China and Europe.
The deteriorating global growth backdrop, along with declining inflationary pressures, prompted the US Federal Reserve to halt its tightening cycle in December and adopt a more dovish policy stance in 2019, which resulted in a sharp decline in long-term interest rates during the second half of the period, inverting portions of the Treasury yield curve. Consequently, markets anticipate several Fed rate cuts in the coming quarters.
Globally, central banks have tilted more dovish as well, with China lowering reserve requirements, the Bank of Canada and Bank of England holding rates steady and the European Central Bank extending a low-interest-rate refinancing facility for eurozone banks to encourage the continued flow of credit and to hold out the possibility of further lowering rates and resuming asset purchases.
Emerging markets experienced considerable volatility during the period as tighter global financial conditions exposed structural weakness in some countries. Those pressures were somewhat relieved toward the end of the period as the Fed became more dovish. Diminished hopes for a trade deal between the US and China weighed on sentiment at the end of the period. Idiosyncratic factors negatively impacted some emerging economies, such as Argentina and Turkey.
From a geopolitical perspective, a change in leadership in the United Kingdom, caused by a lack of consensus on the best path toward Brexit, a fractious Eurosceptic Italian coalition government and a weakening of Angela Merkel's grip on the German chancellorship were sources of uncertainty in Europe. In emerging markets, new Brazilian president Jair Bolsonaro took office, with markets generally encouraged by his market-friendly agenda. In contrast, markets appeared to have been nervous about the less-market-friendly approach of Mexico's new president Andrés Manuel López Obrador.
Detractors from Performance
Security selection in both the consumer discretionary and consumer staples sectors negatively impacted performance relative to the Russell 1000® Growth Index during the reporting period. Within the consumer discretionary sector, the fund's overweight positions in online travel company Booking(h) and multinational retailer Best Buy hurt relative returns. Within the consumer staples sector, an overweight position in tobacco company Altria Group also weighed on relative performance.
A combination of stock selection and an overweight position in the health care sector dampened relative results, led by overweight positions in global healthcare services organization Cigna and drugstore retailer CVS Health.
Stock selection in the communication services sector further detracted from relative performance. Within this sector, an overweight position in video game maker Electronic Arts(h) and the timing of the fund's ownership in shares of social networking service provider Facebook also held back relative results.
Stocks in other sectors that detracted from relative performance included the fund's holdings of computer hard drive maker Western Digital(b)(h), an overweight position in polpropylene manufacturer Lyondellbasell Industries (Netherlands) and an underweight position in software giant Microsoft.
Contributors to Performance
Strong security selection in the industrials sector boosted relative performance over the reporting period. However, there were no individual stocks within this sector that were among the fund's largest relative contributors during the period.
Stocks in other sectors that contributed to relative performance included overweight positions in enterprise cloud solutions provider ServiceNow, business analytics software company Tableau Software(h), domain name registry services provider VeriSign, identity management services provider Okta, pharmaceutical company Eli Lilly, health care services provider
See accompanying notes to financial statements.
18

SPDR MFS SYSTEMATIC GROWTH EQUITY FUND
Management’s Discussion of Fund Performance (Unaudited)  (continued)
Molina Healthcare and hospital operator HCA Healthcare. Additionally, not owning shares of computer graphics processors maker NVIDIA and pharmaceutical company Abbvie, as well as an underweight position in technology company Alphabet, further supported relative results.
(b) Security is not a benchmark constituent.
(h)Security was not held in the portfolio at period end.
See accompanying notes to financial statements.
19

SPDR MFS Systematic Growth Equity ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Growth Index	Net Asset Value	Market Value	Russell 1000 Growth Index
ONE YEAR	6.47%	6.85%	11.56%	6.47%	6.85%	11.56%
FIVE YEARS	76.34%	76.43%	87.46%	12.01%	12.02%	13.39%
SINCE INCEPTION(1)	89.89%	89.88%	100.64%	12.42%	12.42%	13.56%

(1)	For the period January 8, 2014 to June 30, 2019.
Line graph is based on cumulative total return.
The total expense ratio for SPDR MFS Systematic Growth Equity ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.61%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
20

SPDR MFS Systematic Growth Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Amazon.com, Inc.	8.6%
Microsoft Corp.	6.1
Apple, Inc.	5.9
Starbucks Corp.	3.7
ServiceNow, Inc.	3.3
TOTAL	27.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Software	14.5%
Health Care Providers & Services	11.1
Internet & Direct Marketing Retail	8.6
IT Services	7.5
Semiconductors & Semiconductor Equipment	6.1
Technology Hardware, Storage & Peripherals	5.9
Machinery	4.9
Pharmaceuticals	4.9
Interactive Media & Services	4.0
Hotels, Restaurants & Leisure	3.7
Biotechnology	3.6
Tobacco	3.4
Consumer Finance	3.2
Insurance	3.0
Independent Power & Renewable Electricity Producers	2.4
Media	2.1
Capital Markets	1.9
Specialty Retail	1.7
Chemicals	1.4
Equity Real Estate Investment Trusts (REITs)	1.0
Road & Rail	0.9
Food Products	0.6
Electrical Equipment	0.6
Aerospace & Defense	0.5
Banks	0.4
Health Care Technology	0.4
Auto Components	0.3
Short-Term Investment	1.3
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

SPDR MFS SYSTEMATIC VALUE EQUITY ETF FUND
Management’s Discussion of Fund Performance (Unaudited)
Summary of Results
For the twelve months ended June 30, 2019, the SPDR MFS Systematic Value Equity ETF Portfolio ("fund") provided a total return of 3.69%, at net asset value. This compares with a return of 8.46% for the fund’s benchmark, the Russell 1000® Value Index.
Market Environment
Changes in market sentiment, driven largely by uncertainty over the outcome of trade negotiations between the US and China, contributed to periodic bouts of volatility during the reporting period. The global economy decelerated throughout the period, led by weakness in China and Europe.
The deteriorating global growth backdrop, along with declining inflationary pressures, prompted the US Federal Reserve to halt its tightening cycle in December and adopt a more dovish policy stance in 2019, which resulted in a sharp decline in long-term interest rates during the second half of the period, inverting portions of the Treasury yield curve. Consequently, markets anticipate several Fed rate cuts in the coming quarters.
Globally, central banks have tilted more dovish as well, with China lowering reserve requirements, the Bank of Canada and Bank of England holding rates steady and the European Central Bank extending a low-interest-rate refinancing facility for eurozone banks to encourage the continued flow of credit and to hold out the possibility of further lowering rates and resuming asset purchases.
Emerging markets experienced considerable volatility during the period as tighter global financial conditions exposed structural weakness in some countries. Those pressures were somewhat relieved toward the end of the period as the Fed became more dovish. Diminished hopes for a trade deal between the US and China weighed on sentiment at the end of the period. Idiosyncratic factors negatively impacted some emerging economies, such as Argentina and Turkey.
From a geopolitical perspective, a change in leadership in the United Kingdom, caused by a lack of consensus on the best path toward Brexit, a fractious Eurosceptic Italian coalition government and a weakening of Angela Merkel's grip on the German chancellorship were sources of uncertainty in Europe. In emerging markets, new Brazilian president Jair Bolsonaro took office, with markets generally encouraged by his market-friendly agenda. In contrast, markets appeared to have been nervous about the less-market-friendly approach of Mexico's new president Andrés Manuel López Obrador.
Detractors from Performance
Security selection in the health care, consumer staples and information technology sectors detracted from performance relative to the Russell 1000® Value Index. Within the health care sector, overweight positions in global pharmaceutical company Bristol Myers Squibb, drugstore retailer CVS Health and global health services provider Cigna held back relative returns. Within the consumer staples sector, an overweight position in drug store operator Walgreens Boots Alliance and not owning shares of household products maker Procter & Gamble hindered relative results. Within the information technology sector, overweight positions in information technology company DXC Technology(h) and computer hard drive maker Western Digital(h) also weighed on relative returns.
Individual stocks that held back relative returns included overweight positions in oil and gas exploration & production company Anadarko Petroleum(h), independent oil refiner Valero Energy and polpropylene manufacturer Lyondellbasell Industries.
Contributors to Performance
Security selection in both the financials and industrials sectors contributed to relative performance. Within the financials sector, an underweight position in diversified financial services firm Wells Fargo boosted relative returns.
Within the industrials sector, overweight positions in diesel engine maker Cummins Engine and railroad and freight transportation services provider Union Pacific also aided relative results.
A combination of an overweight position and stock selection in the utilities sector also helped in relative terms led by overweight positions in power generation company NRG Energy and integrated electric power company AES.
See accompanying notes to financial statements.
22

SPDR MFS SYSTEMATIC VALUE EQUITY ETF FUND
Management’s Discussion of Fund Performance (Unaudited)  (continued)
Elsewhere, overweight positions in healthcare services provider Express Scripts(h), cruise line operator Royal Caribbean Cruises(h), pharmaceutical company Eli Lilly and real estate investment trust Store Capital supported relative performance. Additionally, not owning shares of oil field services company Schlumberger also aided relative returns.
(h)Security was not held in the portfolio at period end.
See accompanying notes to financial statements.
23

SPDR MFS Systematic Value Equity ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Value Index	Net Asset Value	Market Value	Russell 1000 Value Index
ONE YEAR	3.69%	3.42%	8.46%	3.69%	3.42%	8.46%
FIVE YEARS	56.23%	56.22%	43.31%	9.33%	9.33%	7.46%
SINCE INCEPTION(1)	65.66%	65.62%	55.59%	9.65%	9.65%	8.41%

(1)	For the period January 8, 2014 to June 30, 2019.
Line graph is based on cumulative total return.
The total expense ratio for SPDR MFS Systematic Value Equity ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.60%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
24

SPDR MFS Systematic Value Equity ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Citigroup, Inc.	4.3%
Johnson & Johnson	4.0
Intel Corp.	3.6
Exelon Corp.	3.5
STORE Capital Corp. REIT	3.1
TOTAL	18.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Pharmaceuticals	10.4%
Banks	9.4
Oil, Gas & Consumable Fuels	9.2
Equity Real Estate Investment Trusts (REITs)	7.2
Health Care Providers & Services	5.6
Insurance	5.4
Electrical Equipment	4.8
Independent Power and Renewable Electricity Producers	4.5
Electric Utilities	4.0
Machinery	3.7
Semiconductors & Semiconductor Equipment	3.6
Tobacco	2.9
Food Products	2.9
Communications Equipment	2.7
Software	2.7
Media	2.7
Household Durables	2.6
Chemicals	2.1
Food & Staples Retailing	1.8
Road & Rail	1.6
Consumer Finance	1.5
Beverages	1.5
Capital Markets	1.3
Health Care Equipment & Supplies	1.2
Hotels, Restaurants & Leisure	1.2
Diversified Telecommunication Services	1.1
Multiline Retail	1.1
Biotechnology	0.4
Short Term Investments	0.8
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
25

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
COMMODITIES — 20.3%
Invesco DB Gold Fund	26,797	$ 1,156,291
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	1,326,812	21,719,912
		22,876,203
INFLATION LINKED — 14.8%
SPDR Bloomberg Barclays TIPS ETF (b)	295,379	16,715,498
INTERNATIONAL EQUITY — 12.0%
SPDR S&P Global Infrastructure ETF (b)	212,055	11,266,482
VanEck Vectors Agribusiness ETF (a)	34,681	2,316,691
		13,583,173
INTERNATIONAL FIXED INCOME — 5.9%
SPDR FTSE International Government Inflation-Protected Bond ETF (b)	120,728	6,710,062
NATURAL RESOURCES — 29.3%
SPDR S&P Global Natural Resources ETF (b)	520,207	23,861,895
SPDR S&P Metals & Mining ETF (a)(b)	122,057	3,463,978
The Energy Select Sector SPDR Fund (a)(b)	89,126	5,678,217
		33,004,090
REAL ESTATE — 17.5%
SPDR Dow Jones International Real Estate ETF (a)(b)	254,986	9,880,708
SPDR Dow Jones REIT ETF (a)(b)	99,368	9,817,558
		19,698,266
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $114,989,185)		112,587,292
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	200,382	$ 200,382
State Street Navigator Securities Lending Portfolio III (e)(f)	8,210,284	8,210,284
TOTAL SHORT-TERM INVESTMENTS (Cost $8,410,666)		$ 8,410,666
TOTAL INVESTMENTS—107.3% (Cost $123,399,851)		120,997,958
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.3)%		(8,206,116)
NET ASSETS—100.0%		$ 112,791,842
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$112,587,292	$—	$—	$112,587,292
Short-Term Investments	8,410,666	—	—	8,410,666
TOTAL INVESTMENTS	$120,997,958	$—	$—	$120,997,958
See accompanying notes to financial statements.
26

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays TIPS ETF	381,395	$ 21,178,864	$ 6,190,208	$ 10,912,419	$ (78,847)	$ 337,692	295,379	$16,715,498	$ 530,686
SPDR Dow Jones International Real Estate ETF	219,619	8,595,887	6,025,735	4,724,987	30,796	(46,723)	254,986	9,880,708	465,074
SPDR Dow Jones REIT ETF	55,830	5,245,787	9,328,529	5,210,306	441,755	11,793	99,368	9,817,558	323,390
SPDR FTSE International Government Inflation-Protected Bond ETF	160,079	8,682,685	2,203,518	4,310,398	(140,725)	274,982	120,728	6,710,062	278,660
SPDR S&P Global Infrastructure ETF	214,010	10,552,534	7,336,548	7,481,913	160,434	698,879	212,055	11,266,482	421,071
SPDR S&P Global Natural Resources ETF	748,533	37,486,532	11,966,882	22,282,696	(246,736)	(3,062,087)	520,207	23,861,895	938,576
SPDR S&P Metals & Mining ETF	153,827	5,456,244	2,607,347	3,372,861	(112,056)	(1,114,696)	122,057	3,463,978	99,461
SPDR S&P Oil & Gas Equipment & Services ETF	172,636	2,927,906	1,349,980	3,075,234	(1,302,309)	99,657	—	—	11,089
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,678	12,678	6,527,861	6,340,157	—	—	200,382	200,382	24,856
State Street Navigator Securities Lending Government Money Market Portfolio	7,809,131	7,809,131	167,344,329	175,153,460	—	—	—	—	116,286
State Street Navigator Securities Lending Portfolio III	—	—	76,867,043	68,656,759	—	—	8,210,284	8,210,284	31,028
The Energy Select Sector SPDR Fund	95,071	7,219,692	2,457,104	2,811,315	(18,968)	(1,168,296)	89,126	5,678,217	207,397
Total		$115,167,940	$300,205,084	$314,332,505	$(1,266,656)	$(3,968,799)		$95,805,064	$3,447,574
See accompanying notes to financial statements.
27

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 30.0%
Invesco KBW Premium Yield Equity REIT ETF	241,124	$ 7,250,599
iShares Mortgage Real Estate ETF	122,693	5,175,191
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	361,461	13,749,976
SPDR Wells Fargo Preferred Stock ETF (a)(b)	120,314	5,198,768
		31,374,534
DOMESTIC FIXED INCOME — 45.1%
SPDR Blackstone / GSO Senior Loan ETF (a)	221,297	10,228,347
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	98,095	5,186,283
SPDR Bloomberg Barclays High Yield Bond ETF (a)	134,592	14,662,453
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	30,296	1,058,239
SPDR Portfolio Long Term Corporate Bond ETF (a)	188,290	5,413,338
SPDR Portfolio Long Term Treasury ETF (a)	278,234	10,617,409
		47,166,069
INFLATION LINKED — 2.5%
SPDR Bloomberg Barclays TIPS ETF (a)	46,570	2,635,396
INTERNATIONAL EQUITY — 12.1%
SPDR S&P Global Infrastructure ETF (a)	99,667	5,295,308
SPDR S&P International Dividend ETF (a)(b)	106,418	4,188,613
SPDR STOXX Europe 50 ETF (a)	91,861	3,138,890
		12,622,811
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 10.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	379,704	$ 10,563,365
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $102,907,849)		104,362,175
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	241,663	241,663
State Street Navigator Securities Lending Portfolio III (e)(f)	4,478,400	4,478,400
TOTAL SHORT-TERM INVESTMENTS (Cost $4,720,063)		$ 4,720,063
TOTAL INVESTMENTS—104.3% (Cost $107,627,912)		109,082,238
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.3)%		(4,469,443)
NET ASSETS—100.0%		$ 104,612,795
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$104,362,175	$—	$—	$104,362,175
Short-Term Investments	4,720,063	—	—	4,720,063
TOTAL INVESTMENTS	$109,082,238	$—	$—	$109,082,238
See accompanying notes to financial statements.
28

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Blackstone / GSO Senior Loan ETF	—	$ —	$ 11,736,327	$ 1,335,261	$ 12,174	$ (184,893)	221,297	$10,228,347	$ 405,393
SPDR Bloomberg Barclays Convertible Securities ETF	87,008	4,613,164	1,233,433	673,785	43,509	(30,038)	98,095	5,186,283	276,877
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	169,930	4,581,313	7,471,931	2,073,812	(48,437)	632,370	379,704	10,563,365	424,380
SPDR Bloomberg Barclays High Yield Bond ETF	233,882	8,298,133	8,415,111	2,355,324	(3,484)	308,017	134,592	14,662,453	622,235
SPDR Bloomberg Barclays TIPS ETF	85,518	4,748,815	1,024,106	3,167,971	(83,931)	114,377	46,570	2,635,396	103,953
SPDR Dow Jones International Real Estate ETF	87,581	3,427,920	68,648	3,453,599	(109,328)	66,359	—	—	—
SPDR Dow Jones REIT ETF	27,950	2,626,182	—	2,694,036	540,341	(472,487)	—	—	—
SPDR MSCI Emerging Markets StrategicFactors ETF	89,470	5,308,255	—	5,191,851	464,242	(580,646)	—	—	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	85,069	2,831,947	4,015,856	5,861,441	(5,664)	77,541	30,296	1,058,239	54,827
SPDR Portfolio Long Term Corporate Bond ETF	359,992	9,402,991	1,123,842	5,663,544	(163,826)	713,875	188,290	5,413,338	269,922
SPDR Portfolio Long Term Treasury ETF	191,485	6,707,624	7,338,866	4,446,356	36,961	980,314	278,234	10,617,409	285,266
SPDR Portfolio S&P 500 High Dividend ETF	—	—	20,200,996	6,178,764	(199,973)	(72,283)	361,461	13,749,976	696,311
SPDR S&P Dividend ETF	150,116	13,915,753	575,108	15,425,618	3,000,015	(2,065,258)	—	—	—
SPDR S&P Global Infrastructure ETF	98,391	4,851,522	1,189,245	1,166,439	33,837	387,143	99,667	5,295,308	175,049
SPDR S&P International Dividend ETF	214,263	8,208,416	2,290,563	6,620,679	115,843	194,470	106,418	4,188,613	203,257
SPDR STOXX Europe 50 ETF	81,394	2,720,993	4,341,712	4,085,643	(86,305)	248,133	91,861	3,138,890	79,012
SPDR Wells Fargo Preferred Stock ETF	108,376	4,711,105	1,288,309	820,450	13,825	5,979	120,314	5,198,768	299,209
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,691,600	5,449,937	—	—	241,663	241,663	15,995
State Street Navigator Securities Lending Government Money Market Portfolio	12,183,127	12,183,127	195,751,386	207,934,513	—	—	—	—	126,823
State Street Navigator Securities Lending Portfolio III	—	—	56,576,887	52,098,487	—	—	4,478,400	4,478,400	50,557
The Energy Select Sector SPDR Fund	24,486	1,859,467	—	1,832,828	(51,046)	24,407	—	—	—
The Industrial Select Sector SPDR Fund	24,633	1,764,462	63,414	1,995,009	110,507	56,626	—	—	—
The Technology Select Sector SPDR Fund	26,269	1,824,907	—	1,943,353	704,034	(585,588)	—	—	—
Total		$104,586,096	$330,397,340	$342,468,700	$4,323,294	$ (181,582)		$96,656,448	$4,089,066
See accompanying notes to financial statements.
29

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.6%
COMMODITIES — 2.1%
Invesco DB Gold Fund	125,175	$ 5,401,301
DOMESTIC EQUITY — 30.3%
SPDR Portfolio Small Cap ETF (a)(b)	170,359	5,219,800
SPDR S&P 500 ETF Trust (a)(b)	176,029	51,576,497
SPDR S&P MidCap 400 ETF Trust (a)(b)	14,440	5,120,280
The Consumer Staples Select Sector SPDR Fund (a)	86,816	5,041,405
The Health Care Select Sector SPDR Fund (a)(b)	56,856	5,267,140
The Industrial Select Sector SPDR Fund (a)	66,672	5,161,746
		77,386,868
DOMESTIC FIXED INCOME — 23.2%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	330,621	36,017,852
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (a)	84,943	5,249,478
SPDR Bloomberg Barclays International Treasury Bond ETF (a)(b)	268,338	7,760,335
SPDR Portfolio Aggregate Bond ETF (a)(b)	176,602	5,151,480
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	149,799	5,232,479
		59,411,624
INFLATION LINKED — 5.1%
SPDR Bloomberg Barclays TIPS ETF (a)	228,037	12,904,614
INTERNATIONAL EQUITY — 25.0%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,382,195	40,899,150
SPDR Portfolio Emerging Markets ETF (a)	364,020	13,028,276
SPDR S&P Emerging Markets SmallCap ETF (a)	56,408	2,521,438
SPDR S&P International Small Cap ETF (a)	250,396	7,499,360
		63,948,224
INTERNATIONAL FIXED INCOME — 3.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	94,356	2,624,984
Security Description	Shares	Value
SPDR Bloomberg Barclays International Corporate Bond ETF (a)	153,181	$ 5,237,549
		7,862,533
REAL ESTATE — 9.8%
SPDR Dow Jones International Real Estate ETF (a)(b)	196,691	7,621,776
SPDR Dow Jones REIT ETF (a)(b)	177,621	17,548,955
		25,170,731
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $233,938,862)		252,085,895
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c)(d)	2,263,193	2,263,193
State Street Navigator Securities Lending Portfolio III (e)(f)	10,451,625	10,451,625
TOTAL SHORT-TERM INVESTMENTS (Cost $12,714,818)		$ 12,714,818
TOTAL INVESTMENTS—103.6% (Cost $246,653,680)		264,800,713
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.6)%		(9,113,480)
NET ASSETS—100.0%		$ 255,687,233
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
30

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$252,085,895	$—	$—	$252,085,895
Short-Term Investments	12,714,818	—	—	12,714,818
TOTAL INVESTMENTS	$264,800,713	$—	$—	$264,800,713
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	92,904	$ 2,504,692	$ 825,125	$ 797,520	$ (7,214)	$ 99,901	94,356	$ 2,624,984	$ 124,017
SPDR Bloomberg Barclays High Yield Bond ETF	143,202	5,080,807	35,168,166	4,749,420	19,137	499,162	330,621	36,017,852	1,003,005
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	87,887	5,158,088	1,549,507	1,726,958	11,534	257,307	84,943	5,249,478	117,268
SPDR Bloomberg Barclays International Corporate Bond ETF	151,066	5,109,052	1,541,963	1,481,437	(12,619)	80,590	153,181	5,237,549	37,142
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	8,214,665	772,163	5,805	312,028	268,338	7,760,335	35,372
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	186,886	5,100,119	1,188,540	6,180,460	(150,915)	42,716	—	—	169,038
SPDR Bloomberg Barclays TIPS ETF	232,855	12,930,438	3,777,131	4,044,383	(21,294)	262,722	228,037	12,904,614	351,587
SPDR Dow Jones International Real Estate ETF	63,705	2,493,414	6,971,720	1,973,619	13,242	117,019	196,691	7,621,776	314,029
SPDR Dow Jones REIT ETF	—	—	19,983,349	2,681,771	50,620	196,757	177,621	17,548,955	322,542
SPDR Portfolio Aggregate Bond ETF	—	—	12,173,632	7,498,880	214,474	262,254	176,602	5,151,480	160,227
SPDR Portfolio Developed World ex-US ETF	1,519,455	46,191,432	26,264,428	30,906,028	1,547,732	(2,198,414)	1,382,195	40,899,150	1,216,385
SPDR Portfolio Emerging Markets ETF	545,940	19,293,520	18,265,667	24,469,966	171,384	(232,329)	364,020	13,028,276	292,657
SPDR Portfolio Intermediate Term Corporate Bond ETF	154,667	5,148,865	1,465,052	1,631,935	780	249,717	149,799	5,232,479	169,035
SPDR Portfolio Long Term Treasury ETF	149,332	5,231,025	8,198,832	13,529,859	239,482	(139,480)	—	—	196,455
SPDR Portfolio Small Cap ETF	233,351	7,532,570	14,116,985	15,503,933	193,342	(1,119,164)	170,359	5,219,800	135,731
SPDR S&P 500 ETF Trust	230,121	62,427,225	17,551,655	32,167,995	3,140,109	625,503	176,029	51,576,497	1,123,198
SPDR S&P Emerging Markets SmallCap ETF	—	—	2,771,777	378,707	9,920	118,448	56,408	2,521,438	964
SPDR S&P International Small Cap ETF	212,042	7,277,281	2,993,943	1,743,510	38,501	(1,066,855)	250,396	7,499,360	319,373
SPDR S&P MidCap 400 ETF Trust	14,060	4,991,581	1,674,572	1,566,836	183,687	(162,724)	14,440	5,120,280	69,412
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,809,280	19,809,280	26,026,968	43,573,055	—	—	2,263,193	2,263,193	361,735
State Street Navigator Securities Lending Government Money Market Portfolio	8,492,442	8,492,442	422,384,431	430,876,873	—	—	—	—	331,343
State Street Navigator Securities Lending Portfolio III	—	—	102,460,374	92,008,749	—	—	10,451,625	10,451,625	36,620
The Communication Services Select Sector SPDR Fund	—	—	5,275,403	5,340,961	65,558	—	—	—	9,248
The Consumer Discretionary Select Sector SPDR Fund	—	—	6,689,025	6,525,638	(163,387)	—	—	—	37,053
The Consumer Staples Select Sector SPDR Fund	—	—	5,139,036	28,782	(412)	(68,437)	86,816	5,041,405	39,160
The Energy Select Sector SPDR Fund	66,339	5,037,784	6,140,196	10,622,172	(620,864)	65,056	—	—	48,126
The Health Care Select Sector SPDR Fund	—	—	5,352,920	201,623	3,732	112,111	56,856	5,267,140	41,867
The Industrial Select Sector SPDR Fund	66,988	4,798,351	5,342,568	5,222,168	(108,161)	351,156	66,672	5,161,746	76,689
The Real Estate Sector SPDR Fund	—	—	5,496,489	5,968,391	471,902	—	—	—	—
The Technology Select Sector SPDR Fund	71,494	4,966,688	6,557,112	11,914,208	1,954,544	(1,564,136)	—	—	40,587
Total		$239,574,654	$781,561,231	$766,088,000	$7,250,619	$(2,899,092)		$259,399,412	$7,179,865
See accompanying notes to financial statements.
31

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 63.2%
AEROSPACE & DEFENSE — 1.6%
United Technologies Corp.:
3 Month USD LIBOR + 0.35%, 2.93%, 11/1/2019 (a)	$ 250,000	$ 250,267
3 Month USD LIBOR + 0.65%, 3.17%, 8/16/2021 (a)	2,384,000	2,386,289
		2,636,556
AGRICULTURE — 1.8%
Philip Morris International, Inc.:
2.00%, 2/21/2020	2,000,000	1,995,380
3 Month USD LIBOR + 0.42%, 2.94%, 2/21/2020 (a)	1,000,000	1,001,830
		2,997,210
AUTO MANUFACTURERS — 12.3%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.75%, 2/12/2021 (a)	300,000	299,886
Series MTN, 3 Month USD LIBOR + 0.27%, 2.86%, 7/20/2020 (a)	400,000	400,624
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.96%, 5/4/2020 (a) (b)	500,000	500,280
3 Month USD LIBOR + 0.45%, 2.97%, 2/22/2021 (a) (b)	1,515,000	1,513,621
3 Month USD LIBOR + 0.88%, 3.40%, 2/22/2022 (a) (b)	2,000,000	2,011,740
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.83%, 3.37%, 8/12/2019 (a)	700,000	700,336
3 Month USD LIBOR + 1.00%, 3.59%, 1/9/2020 (a)	2,812,000	2,816,415
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.93%, 3.53%, 4/13/2020 (a)	2,542,000	2,549,651
3 Month USD LIBOR + 1.27%, 3.87%, 10/4/2019 (a)	1,045,000	1,046,954
3 Month USD LIBOR + 1.31%, 3.64%, 6/30/2022 (a)	3,500,000	3,495,310
Hyundai Capital America 3 Month USD LIBOR + 0.94%, 3.53%, 7/8/2021 (a) (b)	1,480,000	1,481,288
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.99%, 7/13/2020 (a) (b)	600,000	598,002
3 Month USD LIBOR + 0.63%, 3.02%, 9/21/2021 (a) (b)	1,500,000	1,499,655
Toyota Motor Credit Corp. 3 Month USD LIBOR + 0.10%, 2.68%, 1/10/2020 (a)	450,000	450,068
Security Description	Principal Amount	Value
Volkswagen Group of America Finance LLC 3 Month USD LIBOR + 0.94%, 3.48%, 11/12/2021 (a) (b)	$ 1,250,000	$ 1,256,425
		20,620,255
BANKS — 18.7%
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.97%, 1/23/2022 (a)	625,000	623,925
Series MTN, 3 Month USD LIBOR + 0.65%, 2.97%, 10/1/2021 (a)	1,400,000	1,403,738
Series MTN, 3 Month USD LIBOR + 1.18%, 3.77%, 10/21/2022 (a)	1,814,000	1,836,312
Citigroup, Inc. 3 Month USD LIBOR + 0.96%, 3.54%, 4/25/2022 (a)	1,250,000	1,260,950
Commonwealth Bank of Australia 3 Month USD LIBOR + 0.45%, 2.90%, 3/10/2020 (a) (b)	450,000	451,238
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 3.06%, 1/10/2023 (a)	250,000	248,755
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.02%, 3.61%, 10/23/2019 (a)	659,000	660,799
3 Month USD LIBOR + 1.36%, 3.94%, 4/23/2021 (a)	750,000	761,242
Series FRN, 3 Month USD LIBOR + 1.77%, 4.29%, 2/25/2021 (a)	250,000	255,588
HSBC Holdings PLC:
3 Month USD LIBOR + 0.60%, 3.12%, 5/18/2021 (a)	2,000,000	2,001,440
3 Month USD LIBOR + 1.66%, 4.18%, 5/25/2021 (a)	730,000	745,746
JPMorgan Chase & Co. 3 Month USD LIBOR + 1.10%, 3.57%, 6/7/2021 (a)	1,750,000	1,773,117
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 3.24%, 2/1/2022 (a)	1,000,000	1,002,990
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 3.24%, 7/26/2021 (a)	436,000	437,046
3 Month USD LIBOR + 0.79%, 3.37%, 7/25/2022 (a)	1,500,000	1,504,935
3 Month USD LIBOR + 1.06%, 3.51%, 9/13/2021 (a)	300,000	303,204
Morgan Stanley:
Series GMTN, 3 Month USD LIBOR + 0.55%, 3.10%, 2/10/2021 (a)	500,000	500,600

See accompanying notes to financial statements.
32

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.99%, 4/21/2021 (a)	$ 1,000,000	$ 1,017,500
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 2.97%, 9/20/2021 (a) (b)	750,000	753,112
3 Month USD LIBOR + 0.71%, 3.28%, 11/4/2021 (a) (b)	500,000	503,390
National Bank of Canada Series MTN, 3 Month USD LIBOR + 0.60%, 3.19%, 1/17/2020 (a)	665,000	666,809
PNC Bank NA Series BKNT, 3 Month USD LIBOR + 0.36%, 2.88%, 5/19/2020 (a)	600,000	601,572
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.88%, 11/3/2020 (a)	600,000	598,254
3 Month USD LIBOR + 0.62%, 3.14%, 6/1/2021 (a)	300,000	300,504
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 2.96%, 5/17/2021 (a) (b)	1,500,000	1,504,680
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.37%, 2.97%, 10/16/2020 (a)	1,000,000	1,001,450
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 1.14%, 3.73%, 10/19/2021 (a)	1,237,000	1,253,341
Sumitomo Mitsui Trust Bank, Ltd. 3 Month USD LIBOR + 0.91%, 3.51%, 10/18/2019 (a) (b)	150,000	150,269
SunTrust Bank Series BKNT, 3 Month USD LIBOR + 0.50%, 3.09%, 10/26/2021 (a)	1,000,000	999,800
Svenska Handelsbanken AB Series BKNT, 3 Month USD LIBOR + 0.49%, 2.96%, 9/6/2019 (a)	320,000	320,346
Toronto-Dominion Bank:
3 Month USD LIBOR + 0.90%, 3.50%, 7/13/2021 (a)	400,000	405,088
Series BKNT, 3 Month USD LIBOR + 0.44%, 3.04%, 7/2/2019 (a)	250,000	250,000
Series MTN, 3 Month USD LIBOR + 0.56%, 3.13%, 11/5/2019 (a)	253,000	253,498
UBS AG:
3 Month USD LIBOR + 0.48%, 3.00%, 12/1/2020 (a) (b)	550,000	551,887
3 Month USD LIBOR + 0.58%, 3.03%, 6/8/2020 (a) (b)	1,000,000	1,004,250
US Bank NA:
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.91%, 4/26/2021 (a)	$ 1,000,000	$ 1,001,400
Series BKNT, 3 Month USD LIBOR + 0.48%, 3.06%, 10/28/2019 (a)	100,000	100,111
Wells Fargo & Co. 3 Month USD LIBOR + 0.93%, 3.47%, 2/11/2022 (a)	1,000,000	1,005,600
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 2.93%, 1/25/2021 (a)	1,000,000	1,001,340
3 Month USD LIBOR + 0.56%, 3.08%, 8/19/2019 (a)	275,000	275,239
		31,291,065
BEVERAGES — 0.7%
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 3.22%, 11/15/2021 (a)	1,200,000	1,200,036
BIOTECHNOLOGY — 1.4%
Amgen, Inc. 3 Month USD LIBOR + 0.45%, 2.99%, 5/11/2020 (a)	1,407,000	1,410,081
Gilead Sciences, Inc. 2.35%, 2/1/2020	1,000,000	999,370
		2,409,451
BUILDING MATERIALS — 0.8%
Martin Marietta Materials, Inc. 3 Month USD LIBOR + 0.50%, 2.89%, 12/20/2019 (a)	1,325,000	1,325,119
COMPUTERS — 1.8%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 2.61%, 5/11/2020 (a)	680,000	680,333
3 Month USD LIBOR + 0.25%, 2.81%, 2/7/2020 (a)	790,000	791,051
3 Month USD LIBOR + 0.50%, 3.06%, 2/9/2022 (a)	750,000	756,368
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 2.73%, 2/5/2021 (a)	725,000	723,992
		2,951,744
DIVERSIFIED FINANCIAL SERVICES — 1.5%
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 3.22%, 3/3/2022 (a)	619,000	622,398
Capital One Financial Corp. 3 Month USD LIBOR + 0.76%, 3.30%, 5/12/2020 (a)	1,946,000	1,953,979
		2,576,377

See accompanying notes to financial statements.
33

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
ELECTRIC — 1.9%
Duke Energy Corp.:
3 Month USD LIBOR + 0.50%, 3.03%, 5/14/2021 (a) (b)	$ 1,000,000	$ 1,002,350
3 Month USD LIBOR + 0.65%, 3.10%, 3/11/2022 (a)	2,200,000	2,211,374
		3,213,724
FOOD — 0.7%
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50%, 3.09%, 10/9/2020 (a)	602,000	600,056
Tyson Foods, Inc. 3 Month USD LIBOR + 0.45%, 2.97%, 8/21/2020 (a)	550,000	549,785
		1,149,841
HEALTH CARE SERVICES — 1.1%
Cigna Corp. 3 Month USD LIBOR + 0.35%, 2.76%, 3/17/2020 (a) (b)	1,000,000	1,000,780
Roche Holdings, Inc. 3 Month USD LIBOR + 0.34%, 2.67%, 9/30/2019 (a) (b)	250,000	249,993
UnitedHealth Group, Inc. 3 Month USD LIBOR + 0.26%, 2.67%, 6/15/2021 (a)	600,000	600,486
		1,851,259
INSURANCE — 0.6%
Metropolitan Life Global Funding I 3 Month USD LIBOR + 0.57%, 2.99%, 9/7/2020 (a) (b)	1,000,000	1,002,610
LODGING — 1.5%
Marriott International, Inc. 3 Month USD LIBOR + 0.65%, 3.10%, 3/8/2021 (a)	2,500,000	2,506,275
MACHINERY, CONSTRUCTION & MINING — 1.5%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.28%, 2.75%, 9/7/2021 (a)	500,000	500,035
Series MTN, 3 Month USD LIBOR + 0.59%, 3.06%, 6/6/2022 (a)	2,000,000	2,009,620
		2,509,655
MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 2.93%, 9/8/2022 (a)	1,395,000	1,398,404
Security Description	Principal Amount	Value
MEDIA — 0.8%
Comcast Corp. 3 Month USD LIBOR + 0.33%, 2.65%, 10/1/2020 (a)	$ 1,000,000	$ 1,001,650
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 2.72%, 4/1/2021 (a) (b)	400,000	400,916
		1,402,566
MISCELLANEOUS MANUFACTURER — 1.6%
General Electric Co. Series GMTN, 3 Month USD LIBOR + 0.62%, 3.21%, 1/9/2020 (a)	2,090,000	2,092,320
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.32%, 2.77%, 9/13/2019 (a) (b)	200,000	200,126
3 Month USD LIBOR + 0.34%, 2.75%, 3/16/2020 (a) (b)	450,000	450,495
		2,742,941
OIL & GAS — 3.3%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 3.07%, 9/19/2022 (a)	250,000	250,305
BP Capital Markets PLC 3 Month USD LIBOR + 0.87%, 3.28%, 9/16/2021 (a)	1,250,000	1,266,000
Chevron Corp. 3 Month USD LIBOR + 0.48%, 3.00%, 3/3/2022 (a)	1,500,000	1,507,635
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 3.42%, 5/15/2022 (a)	2,100,000	2,125,305
Shell International Finance B.V. 3 Month USD LIBOR + 0.35%, 2.79%, 9/12/2019 (a)	300,000	300,240
		5,449,485
PHARMACEUTICALS — 2.0%
Allergan Funding SCS 3 Month USD LIBOR + 1.26%, 3.69%, 3/12/2020 (a)	438,000	440,816
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 3.07%, 6/10/2022 (a)	690,000	689,282
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 3.17%, 3/9/2021 (a)	2,250,000	2,258,708
		3,388,806
RETAIL — 1.6%
Alimentation Couche-Tard, Inc. 3 Month USD LIBOR + 0.50%, 2.95%, 12/13/2019 (a) (b)	139,000	139,003

See accompanying notes to financial statements.
34

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70%, 3.29%, 4/17/2020 (a)	$ 1,700,000	$ 1,700,187
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 2.63%, 6/5/2020 (a)	350,000	350,413
3 Month USD LIBOR + 0.31%, 2.83%, 3/1/2022 (a)	500,000	500,760
		2,690,363
SOFTWARE — 0.5%
Oracle Corp. 3 Month USD LIBOR + 0.51%, 3.10%, 10/8/2019 (a)	895,000	896,199
TELECOMMUNICATIONS — 4.6%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 3.25%, 1/15/2020 (a)	800,000	801,976
3 Month USD LIBOR + 0.75%, 3.27%, 6/1/2021 (a)	3,500,000	3,514,490
3 Month USD LIBOR + 0.93%, 3.26%, 6/30/2020 (a)	1,300,000	1,308,397
Cisco Systems, Inc. 3 Month USD LIBOR + 0.34%, 2.73%, 9/20/2019 (a)	560,000	560,420
Verizon Communications, Inc. 3 Month USD LIBOR + 1.00%, 3.41%, 3/16/2022 (a)	1,450,000	1,471,750
		7,657,033
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 2.77%, 4/1/2023 (a)	200,000	200,540
TOTAL CORPORATE BONDS & NOTES (Cost $105,920,155)		106,067,514
ASSET-BACKED SECURITIES — 27.1%
AUTOMOBILE — 19.4%
Ally Auto Receivables Trust Series 2016-3, Class A4, 1.72%, 4/15/2021	974,594	972,906
BMW Floorplan Master Owner Trust Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 2.71%, 5/15/2023 (a) (b)	500,000	500,192
CarMax Auto Owner Trust Series 2016-2, Class A3, 1.52%, 2/16/2021	312,792	312,177
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class D, 4.22%, 2/15/2023 (b)	1,500,000	1,520,695
Enterprise Fleet Financing LLC:
Security Description	Principal Amount	Value
Series 2017-1, Class A3, 2.60%, 7/20/2022 (b)	$ 2,670,000	$ 2,672,527
Series 2019-1, Class A2, 2.98%, 10/22/2024 (b)	2,400,000	2,428,310
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	2,357,000	2,387,222
Ford Credit Auto Lease Trust Series 2017-B, Class A4, 2.17%, 2/15/2021	2,000,000	1,997,702
Ford Credit Auto Owner Trust Series 2015-1, Class A, 2.12%, 7/15/2026 (b)	1,000,000	998,393
Ford Credit Floorplan Master Owner Trust A Series 2016-3, Class A1, 1.55%, 7/15/2021	1,000,000	999,682
GM Financial Automobile Leasing Trust:
Series 2018-2, Class A3, 3.06%, 6/21/2021	1,750,000	1,759,669
Series 2017-1, Class A4, 2.26%, 8/20/2020	2,395,000	2,393,011
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Class A, 3 Month USD LIBOR + 0.32%, 2.71%, 9/15/2022 (a) (b)	2,100,000	2,100,529
Series 2018-1, Class A, 1 Month USD LIBOR + 0.30%, 2.79%, 3/15/2022 (a) (b)	700,000	700,054
Honda Auto Receivables 2016-2 Owner Trust Series 2016-2, Class A4, 1.62%, 8/15/2022	1,000,000	999,016
Honda Auto Receivables 2016-3 Owner Trust Series 2016-3, Class A3, 1.16%, 5/18/2020	49,520	49,462
Hyundai Auto Receivables Trust Series 2015-C, Class A4, 1.78%, 11/15/2021	290,643	290,396
Nissan Auto Lease Trust:
Series 2017-B, Class A2A, 1.83%, 12/16/2019	16,540	16,535
Series 2017-B, Class A4, 2.17%, 12/15/2021	125,000	124,789
Nissan Auto Receivables Owner Trust Series 2018-A, Class A2A, 2.39%, 12/15/2020	184,708	184,637
Nissan Master Owner Trust Receivables Series 2017-C, Class A, 1 Month USD LIBOR + 0.32%, 2.71%, 10/17/2022 (a)	3,600,000	3,600,503

See accompanying notes to financial statements.
35

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Securitized Term Auto Receivables Trust Series 2019-1A, Class A2, 2.86%, 5/25/2021 (b)	$ 1,668,172	$ 1,672,363
World Omni Auto Receivables Trust:
Series 2018-A, Class A2, 2.19%, 5/17/2021	243,021	242,816
Series 2018-C, Class A2, 2.80%, 1/18/2022	1,263,680	1,265,972
World Omni Automobile Lease Securitization Trust:
Series 2018-A, Class A3, 2.83%, 7/15/2021	1,200,000	1,205,704
Series 2018-B, Class A2A, 2.96%, 6/15/2021	1,195,406	1,200,045
		32,595,307
CREDIT CARD — 7.3%
CARDS II Trust:
Series 2018-1A, Class A, 1 Month USD LIBOR + 0.35%, 2.74%, 4/17/2023 (a) (b)	500,000	500,419
Series 2017-2A, Class A, 1 Month USD LIBOR + 0.26%, 2.65%, 10/17/2022 (a) (b)	1,800,000	1,799,971
Evergreen Credit Card Trust Series 2017-1, Class A, 1 Month USD LIBOR + 0.26%, 2.65%, 10/15/2021 (a) (b)	700,000	700,170
Evergreen Credit Card Trust Series 2018-2 Series 2018-2, Class A, 1 Month USD LIBOR + 0.35%, 2.74%, 7/15/2022 (a) (b)	250,000	250,422
Golden Credit Card Trust:
Series 2016-5A, 1.60%, 9/15/2021 (b)	2,000,000	1,996,423
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 2.71%, 5/15/2023 (a) (b)	600,000	599,652
Gracechurch Card Funding PLC Series 2018-1A, Class A, 1 Month USD LIBOR + 0.40%, 2.79%, 7/15/2022 (a) (b)	500,000	499,376
Master Credit Card Trust II Series 2018-3A, Class A, 1 Month USD LIBOR + 0.34%, 2.72%, 1/21/2022 (a) (b)	1,000,000	1,000,614
Trillium Credit Card Trust II:
Series 2018-1A, Class A, 1 Month USD LIBOR + 0.25%, 2.73%, 2/27/2023 (a) (b)	1,200,000	1,200,059
Series 2018-2A, Class A, 1 Month USD LIBOR + 0.35%, 2.75%, 9/26/2023 (a) (b)	1,750,000	1,751,501
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 2.88%, 1/26/2024 (a) (b)	550,000	551,007
Security Description	Principal Amount	Value
World Financial Network Credit Card Master Trust Series 2016-C, Class A, 1.72%, 8/15/2023	$ 1,300,000	$ 1,296,822
		12,146,436
TELECOMMUNICATIONS — 0.4%
Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 9/20/2021 (b)	707,053	706,036
TOTAL ASSET-BACKED SECURITIES (Cost $45,317,153)		45,447,779
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
CANADA — 0.2%
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.52%, 9/21/2020 (a) (Cost $250,000)	250,000	250,390
U.S. TREASURY OBLIGATIONS — 4.9%
Treasury Notes:
1.00%, 9/30/2019	6,606,000	6,587,678
2.44%, 9/30/2019	1,558,700	1,555,595
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,136,206)		8,143,273
MORTGAGE-BACKED SECURITIES — 1.9%
BHMS Series 2018-ATLS, , Class A, 1 Month USD LIBOR + 1.25%, 3.64%, 7/15/2035 (a) (b)	1,500,000	1,500,914
BX Commercial Mortgage Trust Series 2018-BIOA, Class A, 1 Month USD LIBOR + 0.67%, 3.07%, 3/15/2037 (a) (b)	1,437,000	1,434,062
Holmes Master Issuer PLC Series 2018-2A, Class A1, 1 Month USD LIBOR + 0.35%, 2.74%, 7/15/2019 (a) (b)	302,177	302,176
TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,225,047)		3,237,152
Shares
CERTIFICATE OF DEPOSIT — 0.4%
Bank of Nova Scotia 2.70% (a)	500,000	499,837

See accompanying notes to financial statements.
36

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
MUFG Bank, Ltd. 2.93% (a)	300,000	$300,161
TOTAL CERTIFICATE OF DEPOSIT (Cost $799,998)		799,998

SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $2,317,630)	2,317,630	2,317,630
TOTAL INVESTMENTS — 99.1% (Cost $165,966,189)		166,263,736
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,455,604
NET ASSETS — 100.0%		$ 167,719,340

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 28.6% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.
FRN	= Floating Rate Note
GMTN	= Global Medium Term Note
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$ —	$ 45,447,779	$—	$ 45,447,779
Corporate Bonds & Notes	—	106,067,514	—	106,067,514
Foreign Government Obligations	—	250,390	—	250,390
Mortgage-Backed Securities	—	3,237,152	—	3,237,152
Certificate of Deposit	—	799,998	—	799,998
U.S. Treasury Obligations	—	8,143,273	—	8,143,273
Short-Term Investment	2,317,630	—	—	2,317,630
TOTAL INVESTMENTS	$2,317,630	$163,946,106	$—	$166,263,736
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,033,700	$4,033,700	$133,500,353	$135,216,423	$—	$—	2,317,630	$2,317,630	$88,040
See accompanying notes to financial statements.
37

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BANKS — 6.1%
Citigroup, Inc.	21,994	$ 1,540,240
JPMorgan Chase & Co.	5,300	592,540
Wells Fargo & Co.	5,276	249,660
		2,382,440
BEVERAGES — 1.3%
Molson Coors Brewing Co. Class B	9,324	522,144
CHEMICALS — 0.5%
LyondellBasell Industries NV Class A	2,118	182,423
CONSUMER FINANCE — 1.7%
Discover Financial Services	5,844	453,436
Synchrony Financial	5,602	194,221
		647,657
ELECTRIC UTILITIES — 2.6%
Edison International	11,150	751,622
Exelon Corp.	5,492	263,286
		1,014,908
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.7%
EPR Properties REIT	14,102	1,051,868
STORE Capital Corp. REIT	35,165	1,167,126
		2,218,994
FOOD & STAPLES RETAILING — 2.7%
Walgreens Boots Alliance, Inc.	19,209	1,050,156
FOOD PRODUCTS — 3.1%
Tyson Foods, Inc. Class A	15,013	1,212,150
HEALTH CARE PROVIDERS & SERVICES — 5.4%
CVS Health Corp.	10,088	549,695
HCA Healthcare, Inc.	9,328	1,260,866
Molina Healthcare, Inc. (a)	2,228	318,916
		2,129,477
HOTELS, RESTAURANTS & LEISURE — 3.8%
Starbucks Corp.	17,869	1,497,958
HOUSEHOLD PRODUCTS — 0.7%
Procter & Gamble Co.	2,331	255,594
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.2%
AES Corp.	47,747	800,240
NRG Energy, Inc.	24,046	844,495
		1,644,735
INSURANCE — 6.0%
MetLife, Inc.	21,885	1,087,028
Prudential Financial, Inc.	12,569	1,269,469
		2,356,497
INTERACTIVE MEDIA & SERVICES — 3.3%
Alphabet, Inc. Class C (a)	1,021	1,103,609
Security Description	Shares	Value
Facebook, Inc. Class A (a)	993	$ 191,649
		1,295,258
INTERNET & DIRECT MARKETING RETAIL — 4.6%
Amazon.com, Inc. (a)	955	1,808,417
IT SERVICES — 1.2%
International Business Machines Corp.	1,541	212,504
PayPal Holdings, Inc. (a)	2,319	265,433
		477,937
MACHINERY — 5.5%
Allison Transmission Holdings, Inc.	19,596	908,274
Cummins, Inc.	7,185	1,231,078
		2,139,352
MEDIA — 2.7%
Comcast Corp. Class A	24,860	1,051,081
OIL, GAS & CONSUMABLE FUELS — 4.0%
Exxon Mobil Corp.	8,444	647,064
Valero Energy Corp.	10,638	910,719
		1,557,783
PHARMACEUTICALS — 9.9%
Eli Lilly & Co.	10,372	1,149,114
Johnson & Johnson	11,647	1,622,194
Merck & Co., Inc.	13,254	1,111,348
		3,882,656
ROAD & RAIL — 0.5%
Union Pacific Corp.	1,258	212,740
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Intel Corp.	30,470	1,458,599
NXP Semiconductors NV	11,143	1,087,668
		2,546,267
SOFTWARE — 11.0%
Microsoft Corp.	20,725	2,776,321
Oracle Corp.	22,254	1,267,811
Zscaler, Inc. (a)	3,091	236,894
		4,281,026
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.1%
Apple, Inc.	8,003	1,583,954
TOBACCO — 2.2%
Philip Morris International, Inc.	11,122	873,411
TOTAL COMMON STOCKS (Cost $36,839,133)		38,825,015

See accompanying notes to financial statements.
38

SPDR MFS SYSTEMATIC CORE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $255,902)	255,902	$ 255,902
TOTAL INVESTMENTS — 99.9% (Cost $37,095,035)		39,080,917
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		22,383
NET ASSETS — 100.0%		$ 39,103,300

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,825,015	$—	$—	$38,825,015
Short-Term Investment	255,902	—	—	255,902
TOTAL INVESTMENTS	$39,080,917	$—	$—	$39,080,917
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	285,615	$285,615	$1,261,037	$1,290,750	$—	$—	255,902	$255,902	$7,126
See accompanying notes to financial statements.
39

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AEROSPACE & DEFENSE — 0.5%
Boeing Co.	442	$ 160,892
AUTO COMPONENTS — 0.3%
Lear Corp.	859	119,633
BANKS — 0.4%
Citigroup, Inc.	1,888	132,217
BIOTECHNOLOGY — 3.6%
Amgen, Inc.	2,493	459,410
Biogen, Inc. (a)	1,257	293,975
Gilead Sciences, Inc.	4,424	298,885
Incyte Corp. (a)	2,036	172,979
		1,225,249
CAPITAL MARKETS — 1.9%
TD Ameritrade Holding Corp.	13,285	663,187
CHEMICALS — 1.4%
LyondellBasell Industries NV Class A	5,458	470,097
CONSUMER FINANCE — 3.2%
Capital One Financial Corp.	2,221	201,534
Synchrony Financial	26,284	911,266
		1,112,800
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	2,267	188,796
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
Simon Property Group, Inc. REIT	2,185	349,075
FOOD PRODUCTS — 0.6%
Tyson Foods, Inc. Class A	2,716	219,290
HEALTH CARE PROVIDERS & SERVICES — 11.1%
AmerisourceBergen Corp.	6,309	537,905
Cigna Corp.	738	116,272
CVS Health Corp.	13,177	718,015
HCA Healthcare, Inc.	8,325	1,125,290
McKesson Corp.	1,175	157,908
Molina Healthcare, Inc. (a)	1,392	199,251
UnitedHealth Group, Inc.	3,893	949,931
		3,804,572
HEALTH CARE TECHNOLOGY — 0.4%
Veeva Systems, Inc. Class A (a)	792	128,391
HOTELS, RESTAURANTS & LEISURE — 3.7%
Starbucks Corp.	15,160	1,270,863
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.4%
NRG Energy, Inc.	23,826	836,769
INSURANCE — 3.0%
MetLife, Inc.	6,172	306,563
Prudential Financial, Inc.	7,015	708,515
		1,015,078
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 4.0%
Alphabet, Inc. Class C (a)	726	$ 784,741
Facebook, Inc. Class A (a)	3,017	582,281
		1,367,022
INTERNET & DIRECT MARKETING RETAIL — 8.6%
Amazon.com, Inc. (a)	1,565	2,963,531
IT SERVICES — 7.5%
Fidelity National Information Services, Inc.	3,090	379,081
International Business Machines Corp.	7,698	1,061,554
Okta, Inc. (a)	3,554	438,955
VeriSign, Inc. (a)	3,322	694,829
		2,574,419
MACHINERY — 4.9%
Allison Transmission Holdings, Inc.	13,970	647,510
Cummins, Inc.	6,054	1,037,292
		1,684,802
MEDIA — 2.1%
Charter Communications, Inc. Class A (a)	1,858	734,244
PHARMACEUTICALS — 4.9%
Eli Lilly & Co.	10,288	1,139,808
Johnson & Johnson	3,815	531,353
		1,671,161
ROAD & RAIL — 0.9%
Union Pacific Corp.	1,793	303,214
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Broadcom, Inc.	3,797	1,093,004
NXP Semiconductors NV	10,431	1,018,170
		2,111,174
SOFTWARE — 14.5%
Adobe, Inc. (a)	1,934	569,853
Microsoft Corp.	15,614	2,091,651
ServiceNow, Inc. (a)	4,191	1,150,723
Workday, Inc. Class A (a)	1,557	320,088
Zscaler, Inc. (a)	11,298	865,879
		4,998,194
SPECIALTY RETAIL — 1.7%
Best Buy Co., Inc.	8,131	566,975
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.9%
Apple, Inc.	10,327	2,043,920
TOBACCO — 3.4%
Altria Group, Inc.	21,772	1,030,904
Philip Morris International, Inc.	1,699	133,423
		1,164,327
TOTAL COMMON STOCKS (Cost $32,053,279)		33,879,892

See accompanying notes to financial statements.
40

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $460,630)	460,630	$ 460,630
TOTAL INVESTMENTS — 99.9% (Cost $32,513,909)		34,340,522
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		20,781
NET ASSETS — 100.0%		$ 34,361,303

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,879,892	$—	$—	$33,879,892
Short-Term Investment	460,630	—	—	460,630
TOTAL INVESTMENTS	$34,340,522	$—	$—	$34,340,522
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	414,275	$414,275	$1,658,395	$1,612,040	$—	$—	460,630	$460,630	$8,668
See accompanying notes to financial statements.
41

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
COMMON STOCKS — 99.1%
BANKS — 9.4%
Bank of America Corp.	24,356	$ 706,324
Citigroup, Inc.	20,786	1,455,643
JPMorgan Chase & Co.	4,621	516,628
Wells Fargo & Co.	10,709	506,750
		3,185,345
BEVERAGES — 1.5%
Molson Coors Brewing Co. Class B	8,958	501,648
BIOTECHNOLOGY — 0.4%
Biogen, Inc. (a)	638	149,209
CAPITAL MARKETS — 1.3%
TD Ameritrade Holding Corp.	8,672	432,906
CHEMICALS — 2.1%
LyondellBasell Industries NV Class A	8,337	718,066
COMMUNICATIONS EQUIPMENT — 2.7%
Cisco Systems, Inc.	16,533	904,851
CONSUMER FINANCE — 1.5%
Discover Financial Services	6,669	517,448
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Verizon Communications, Inc.	6,443	368,089
ELECTRIC UTILITIES — 4.0%
Edison International	2,260	152,346
Exelon Corp.	24,789	1,188,385
		1,340,731
ELECTRICAL EQUIPMENT — 4.8%
Eaton Corp. PLC	11,225	934,818
Regal Beloit Corp.	8,334	680,971
		1,615,789
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.2%
EPR Properties REIT	5,559	414,646
Medical Properties Trust, Inc. REIT	42,590	742,770
Simon Property Group, Inc. REIT	1,427	227,977
STORE Capital Corp. REIT	31,722	1,052,853
		2,438,246
FOOD & STAPLES RETAILING — 1.8%
Walgreens Boots Alliance, Inc.	11,281	616,732
FOOD PRODUCTS — 2.9%
Tyson Foods, Inc. Class A	12,147	980,749
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Medtronic PLC	4,146	403,779
HEALTH CARE PROVIDERS & SERVICES — 5.6%
Anthem, Inc.	1,276	360,100
Cigna Corp.	3,955	623,110
CVS Health Corp.	11,298	615,628
Security Description	Shares	Value
HCA Healthcare, Inc.	2,130	$ 287,912
		1,886,750
HOTELS, RESTAURANTS & LEISURE — 1.2%
Darden Restaurants, Inc.	3,470	422,403
HOUSEHOLD DURABLES — 2.6%
Toll Brothers, Inc.	23,751	869,762
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.5%
AES Corp.	47,377	794,038
NRG Energy, Inc.	10,715	376,311
Vistra Energy Corp.	15,587	352,890
		1,523,239
INSURANCE — 5.4%
Hartford Financial Services Group, Inc.	3,250	181,090
MetLife, Inc.	12,990	645,214
Prudential Financial, Inc.	7,192	726,392
Travelers Cos., Inc.	1,804	269,734
		1,822,430
MACHINERY — 3.7%
AGCO Corp.	3,550	275,373
Cummins, Inc.	5,614	961,903
		1,237,276
MEDIA — 2.7%
Comcast Corp. Class A	21,238	897,943
MULTILINE RETAIL — 1.1%
Target Corp.	4,271	369,911
OIL, GAS & CONSUMABLE FUELS — 9.2%
Chevron Corp.	1,786	222,250
Equitrans Midstream Corp.	25,104	494,800
Exxon Mobil Corp.	9,606	736,108
Phillips 66	7,598	710,717
Valero Energy Corp.	10,934	936,059
		3,099,934
PHARMACEUTICALS — 10.4%
Bristol-Myers Squibb Co.	18,470	837,614
Eli Lilly & Co.	7,996	885,877
Johnson & Johnson	9,627	1,340,849
Merck & Co., Inc.	5,165	433,085
		3,497,425
ROAD & RAIL — 1.6%
Union Pacific Corp.	3,267	552,482
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Intel Corp.	25,604	1,225,664
SOFTWARE — 2.7%
Microsoft Corp.	4,628	619,967
Oracle Corp.	4,906	279,495
		899,462

See accompanying notes to financial statements.
42

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Shares	Value
TOBACCO — 2.9%
Philip Morris International, Inc.	12,329	$ 968,196
TOTAL COMMON STOCKS (Cost $32,603,963)		33,446,465
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b) (c) (Cost $286,017)	286,017	286,017
TOTAL INVESTMENTS — 99.9% (Cost $32,889,980)		33,732,482
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		27,447
NET ASSETS — 100.0%		$ 33,759,929

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,446,465	$—	$—	$33,446,465
Short-Term Investment	286,017	—	—	286,017
TOTAL INVESTMENTS	$33,732,482	$—	$—	$33,732,482
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	272,118	$272,118	$1,578,189	$1,564,290	$—	$—	286,017	$286,017	$10,098
See accompanying notes to financial statements.
43

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 25,192,894	$ 12,425,791	$ 5,401,302
Investments in affiliated issuers, at value	95,805,064	96,656,447	259,399,411
Total Investments	120,997,958	109,082,238	264,800,713
Cash	—	—	6
Receivable for investments sold	—	—	359,239
Dividends receivable — unaffiliated issuers	—	—	61
Dividends receivable — affiliated issuers	396	2,173	1,352,585
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	1,279	—	8,596
Securities lending income receivable — affiliated issuers	9,112	20,817	21,948
TOTAL ASSETS	121,008,745	109,105,228	266,543,148
LIABILITIES
Payable upon return of securities loaned	8,210,284	4,478,400	10,451,625
Payable for fund shares repurchased	—	—	381,917
Advisory fee payable	6,381	13,850	21,921
Trustees’ fees and expenses payable	238	183	452
TOTAL LIABILITIES	8,216,903	4,492,433	10,855,915
NET ASSETS	$112,791,842	$104,612,795	$255,687,233
NET ASSETS CONSIST OF:
Paid-in Capital	$153,480,574	$106,052,464	$241,261,782
Total distributable earnings (loss)	(40,688,732)	(1,439,669)	14,425,451
NET ASSETS	$112,791,842	$104,612,795	$255,687,233
NET ASSET VALUE PER SHARE
Net asset value per share	$ 25.18	$ 33.32	$ 38.33
Shares outstanding (unlimited amount authorized, no par value)	4,480,000	3,140,000	6,670,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 27,579,327	$ 13,215,349	$ 5,090,285
Investments in affiliated issuers	95,820,524	94,412,563	241,563,395
Total cost of investments	$123,399,851	$107,627,912	$246,653,680
* Includes investments in securities on loan, at value	$ 12,899,967	$ 5,166,085	$ 67,293,995
See accompanying notes to financial statements.
44

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

$163,946,106	$38,825,015	$33,879,892	$33,446,465
2,317,630	255,902	460,630	286,017
166,263,736	39,080,917	34,340,522	33,732,482
137	—	—	—
950,200	—	—	—
—	40,717	36,566	42,993
8,812	783	1,017	979
525,926	—	—	—
—	—	—	—
—	—	—	—
167,748,811	39,122,417	34,378,105	33,776,454

—	—	—	—
—	—	—	—
29,361	19,074	16,689	16,484
110	43	113	41
29,471	19,117	16,802	16,525
$167,719,340	$39,103,300	$34,361,303	$33,759,929

$167,225,326	$37,117,613	$32,752,170	$33,441,166
494,014	1,985,687	1,609,133	318,763
$167,719,340	$39,103,300	$34,361,303	$33,759,929

$ 40.41	$ 81.47	$ 83.81	$ 66.20
4,150,000	480,000	410,000	510,000

$163,648,559	$36,839,133	$32,053,279	$32,603,963
2,317,630	255,902	460,630	286,017
$165,966,189	$37,095,035	$32,513,909	$32,889,980
$ —	$ —	$ —	$ —
45

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —
Dividend income — unaffiliated issuers	287,092	678,441	121,486
Dividend income — affiliated issuers	3,300,260	3,911,686	6,811,902
Unaffiliated securities lending income	55,488	50,942	125,772
Affiliated securities lending income	147,314	177,380	367,963
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	3,790,154	4,818,449	7,427,123
EXPENSES
Advisory fee	156,618	179,134	368,921
Trustees’ fees and expenses	2,505	1,766	4,633
Miscellaneous expenses	2	1	3
TOTAL EXPENSES	159,125	180,901	373,557
NET INVESTMENT INCOME (LOSS)	$ 3,631,029	$4,637,548	$ 7,053,566
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(693,808)	(16,503)	208,088
Investments — affiliated issuers	(2,826,020)	3,929,943	2,152,596
In-kind redemptions — unaffiliated issuers	(182,636)	56,422	9,789
In-kind redemptions — affiliated issuers	1,559,364	393,351	5,098,023
Net realized gain (loss)	(2,143,100)	4,363,213	7,468,496
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,420,927)	(789,558)	(226,145)
Investments — affiliated issuers	(3,968,799)	(181,582)	(2,899,092)
Net change in unrealized appreciation/depreciation	(6,389,726)	(971,140)	(3,125,237)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,532,826)	3,392,073	4,343,259
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,901,797)	$8,029,621	$11,396,825
See accompanying notes to financial statements.
46

SPDR SSGA Ultra Short Term Bond ETF	SPDR MFS Systematic Core Equity ETF	SPDR MFS Systematic Growth Equity ETF	SPDR MFS Systematic Value Equity ETF

3,475,911	$ 810	$ 1,318	$ 1,469
19,946	747,411	630,387	953,230
88,040	7,126	8,668	10,098
—	—	—	—
—	—	—	—
—	(418)	(391)	—
3,583,897	754,929	639,982	964,797

261,275	196,466	228,879	207,733
1,691	523	754	584
2	—	—	—
262,968	196,989	229,633	208,317
$3,320,929	$ 557,940	$ 410,349	$ 756,480

190,469	26,273	(214,350)	(549,275)
—	—	—	—
—	1,654,797	1,489,372	677,404
—	—	—	—
190,469	1,681,070	1,275,022	128,129

292,631	1,551,309	167,078	(36,634)
—	—	—	—
292,631	1,551,309	167,078	(36,634)
483,100	3,232,379	1,442,100	91,495
$3,804,029	$3,790,319	$1,852,449	$ 847,975
47

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,631,029	$ 2,500,965	$ 4,637,548	$ 3,011,514
Net realized gain (loss)	(2,143,100)	(665,727)	4,363,213	1,992,130
Net change in unrealized appreciation/depreciation	(6,389,726)	12,559,946	(971,140)	(1,755,232)
Net increase (decrease) in net assets resulting from operations	(4,901,797)	14,395,184	8,029,621	3,248,412
Net equalization credits and charges	24,895	(6,781)	105,971	(16,838)
Distributions to shareholders (Note 11)	(3,617,253)	(2,524,937)	(4,936,932)	(2,983,228)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	33,283,792	44,751,476	23,973,127	4,988,040
Cost of shares redeemed	(55,714,874)	(27,954,964)	(14,842,690)	(8,240,529)
Net income equalization	(24,895)	6,781	(105,971)	16,838
Other Capital	—	—	686	—
Net increase (decrease) in net assets from beneficial interest transactions	(22,455,977)	16,803,293	9,025,152	(3,235,651)
Net increase (decrease) in net assets during the period	(30,950,132)	28,666,759	12,223,812	(2,987,305)
Net assets at beginning of period	143,741,974	115,075,215	92,388,983	95,376,288
NET ASSETS AT END OF PERIOD	$112,791,842	$143,741,974	$104,612,795	$92,388,983
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,350,000	1,700,000	750,000	150,000
Shares redeemed	(2,270,000)	(1,100,000)	(460,000)	(250,000)
Net increase (decrease) from share transactions	(920,000)	600,000	290,000	(100,000)
See accompanying notes to financial statements.
48

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR MFS Systematic Core Equity ETF
Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18

$ 7,053,566	$ 4,967,140	$ 3,320,929	$ 478,526	$ 557,940	$ 235,376
7,468,496	5,473,116	190,469	(8,832)	1,681,070	1,524,281
(3,125,237)	7,172,319	292,631	(34,849)	1,551,309	(468,942)
11,396,825	17,612,575	3,804,029	434,845	3,790,319	1,290,715
42,319	32,328	87,297	31,387	1,861	9,845
(7,044,570)	(5,038,036)	(3,073,623)	(440,203)	(561,229)	(362,453)

66,920,704	34,147,005	152,893,417	48,298,111	18,295,264	33,108,321
(64,514,651)	(5,573,015)	(36,316,451)	(16,107,275)	(12,523,740)	(10,795,866)
(42,319)	(32,328)	(87,297)	(31,387)	(1,861)	(9,845)
—	—	68,420	40,638	314	(35)
2,363,734	28,541,662	116,558,089	32,200,087	5,769,977	22,302,575
6,758,308	41,148,529	117,375,792	32,226,116	9,000,928	23,240,682
248,928,925	207,780,396	50,343,548	18,117,432	30,102,372	6,861,690
$255,687,233	$248,928,925	$167,719,340	$ 50,343,548	$ 39,103,300	$ 30,102,372

1,850,000	900,000	3,800,000	1,200,000	240,000	450,000
(1,780,000)	(150,000)	(900,000)	(400,000)	(160,000)	(150,000)
70,000	750,000	2,900,000	800,000	80,000	300,000
49

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MFS Systematic Growth Equity ETF		SPDR MFS Systematic Value Equity ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 410,349	$ 381,971	$ 756,480	$ 249,431
Net realized gain (loss)	1,275,022	4,551,843	128,129	397,026
Net change in unrealized appreciation/depreciation	167,078	1,473,870	(36,634)	337,481
Net increase (decrease) in net assets resulting from operations	1,852,449	6,407,684	847,975	983,938
Net equalization credits and charges	(10,318)	24,904	1,385	25,776
Distributions to shareholders (Note 11)	(879,302)	(501,100)	(1,072,684)	(372,595)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,121,088	27,658,642	6,702,411	26,360,403
Cost of shares redeemed	(15,157,132)	(28,220,128)	(5,670,724)	—
Net income equalization	10,318	(24,904)	(1,385)	(25,776)
Other Capital	332	—	272	—
Net increase (decrease) in net assets from beneficial interest transactions	(11,025,394)	(586,390)	1,030,574	26,334,627
Net increase (decrease) in net assets during the period	(10,062,565)	5,345,098	807,250	26,971,746
Net assets at beginning of period	44,423,868	39,078,770	32,952,679	5,980,933
NET ASSETS AT END OF PERIOD	$ 34,361,303	$ 44,423,868	$33,759,929	$32,952,679
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	350,000	100,000	400,000
Shares redeemed	(190,000)	(350,000)	(90,000)	—
Net increase (decrease) from share transactions	(140,000)	—	10,000	400,000
See accompanying notes to financial statements.
50

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 26.62	$ 23.97	$ 24.38	$ 25.85	$ 30.86
Income (loss) from investment operations:
Net investment income (loss) (b)	0.69	0.53	0.56	0.30	0.43
Net realized and unrealized gain (loss) (c)	(1.43)	2.64	(0.44)	(1.43)	(5.02)
Total from investment operations	(0.74)	3.17	0.12	(1.13)	(4.59)
Net equalization credits and charges (b)	0.00(d)	(0.00)(d)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.70)	(0.52)	(0.54)	(0.35)	(0.43)
Net asset value, end of period	$ 25.18	$ 26.62	$ 23.97	$ 24.38	$ 25.85
Total return (e)	(2.71)%	13.26%	0.56%	(4.22)%	(14.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$112,792	$143,742	$115,075	$80,441	$140,895
Ratios to average net assets:
Total expenses (f)	0.12%	0.22%	0.22%	0.28%	0.23%
Net investment income (loss)	2.76%	2.04%	2.28%	1.29%	1.53%
Portfolio turnover rate	28%	44%	46%(g)	25%(g)	33%(g)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
51

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 32.42	$ 32.33	$ 31.23	$ 31.16	$ 32.70
Income (loss) from investment operations:
Net investment income (loss) (b)	1.53	1.02	1.10	0.93	0.97
Net realized and unrealized gain (loss) (c)	0.91	0.09	0.98	0.22	(1.51)
Total from investment operations	2.44	1.11	2.08	1.15	(0.54)
Net equalization credits and charges (b)	0.03	(0.01)	(0.01)	(0.02)	0.02
Other capital (b)	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.57)	(1.01)	(0.97)	(1.06)	(1.02)
Net asset value, end of period	$ 33.32	$ 32.42	$ 32.33	$ 31.23	$ 31.16
Total return (e)	7.93%	3.34%	6.78%	3.77%	(1.59)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$104,613	$92,389	$95,376	$104,605	$120,020
Ratios to average net assets:
Total expenses (f)	0.18%	0.39%	0.37%	0.37%	0.35%
Net investment income (loss)	4.71%	3.07%	3.49%	3.07%	3.00%
Portfolio turnover rate	71%	29%	47%(g)	54%(g)	64%(g)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
52

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 37.72	$ 35.52	$ 33.35	$ 34.61	$ 35.47
Income (loss) from investment operations:
Net investment income (loss) (b)	1.03	0.81	0.99	0.81	0.92
Net realized and unrealized gain (loss) (c)	0.57	2.18	2.03	(1.09)	(0.73)
Total from investment operations	1.60	2.99	3.02	(0.28)	0.19
Net equalization credits and charges (b)	0.01	0.01	0.00(d)	0.02	0.05
Distributions to shareholders from:
Net investment income	(1.00)	(0.80)	(0.85)	(0.94)	(0.91)
Net realized gains	—	—	—	(0.06)	(0.19)
Total distributions	(1.00)	(0.80)	(0.85)	(1.00)	(1.10)
Net asset value, end of period	$ 38.33	$ 37.72	$ 35.52	$ 33.35	$ 34.61
Total return (e)	4.37%	8.46%	9.14%	(0.63)%	0.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$255,687	$248,929	$207,780	$185,112	$143,655
Ratios to average net assets:
Total expenses (f)	0.15%	0.20%	0.20%	0.20%	0.20%
Net expenses	0.15%	0.09%	0.01%	0.06%	0.05%
Net investment income (loss)	2.76%	2.14%	2.91%	2.45%	2.60%
Portfolio turnover rate	71%	43%	90%(g)	86%(g)	98%(g)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
53

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 40.27	$ 40.26	$ 40.06	$ 40.05	$ 40.10
Income (loss) from investment operations:
Net investment income (loss) (b)	1.02	0.68	0.44	0.27	0.13
Net realized and unrealized gain (loss) (c)	0.04	(0.14)	0.13	(0.21)	(0.05)
Total from investment operations	1.06	0.54	0.57	0.06	0.08
Net equalization credits and charges (b)	0.03	0.04	(0.00)(d)	0.07	0.00(d)
Other capital (b)	0.02	0.06	0.05	0.12	0.01
Distributions to shareholders from:
Net investment income	(0.97)	(0.63)	(0.42)	(0.18)	(0.14)
Net realized gains	—	—	—	(0.06)	—
Total distributions	(0.97)	(0.63)	(0.42)	(0.24)	(0.14)
Net asset value, end of period	$ 40.41	$ 40.27	$ 40.26	$ 40.06	$ 40.05
Total return (e)	2.79%	1.60%	1.53%	0.65%	0.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$167,719	$50,344	$18,117	$24,039	$16,018
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.54%	1.70%	1.09%	0.69%	0.33%
Portfolio turnover rate	100%	76%	83%(f)	407%(f)	79%(f)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
54

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Core Equity ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 75.26	$ 68.62	$58.09	$58.53	$53.60
Income (loss) from investment operations:
Net investment income (loss) (b)	1.34	1.13	0.97	1.020	0.81
Net realized and unrealized gain (loss) (c)	6.20	7.30	10.53	0.00(d)	6.48
Total from investment operations	7.54	8.43	11.50	1.02	7.29
Net equalization credits and charges (b)	0.00(d)	0.05	—	0.20	(0.04)
Other capital (b)	0.00(d)	(0.00)(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.33)	(0.96)	(0.97)	(1.03)	(0.88)
Net realized gains	—	(0.88)	—	(0.63)	(1.44)
Total distributions	(1.33)	(1.84)	(0.97)	(1.66)	(2.32)
Net asset value, end of period	$ 81.47	$ 75.26	$68.62	$58.09	$58.53
Total return (e)	10.11%	12.36%	19.92%	2.21%	13.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,103	$30,102	$6,862	$5,809	$2,926
Ratios to average net assets:
Total expenses	0.60%	0.60%	0.60%	0.61%	0.60%
Net investment income (loss)	1.70%	1.51%	1.52%	1.78%	1.42%
Portfolio turnover rate	65%	67%	67%(f)	39%(f)	54%(f)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
55

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Growth Equity ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 80.77	$ 71.05	$ 60.67	$ 60.24	$53.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.87	0.61	0.70	0.63	0.66
Net realized and unrealized gain (loss) (c)	4.13	9.80	10.27	1.62	8.60
Total from investment operations	5.00	10.41	10.97	2.25	9.26
Net equalization credits and charges (b)	(0.02)	0.04	0.01	0.01	0.00(d)
Other capital (b)	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.95)	(0.60)	(0.60)	(0.61)	(0.68)
Net realized gains	(0.99)	(0.13)	—	(1.22)	(1.90)
Total distributions	(1.94)	(0.73)	(0.60)	(1.83)	(2.58)
Net asset value, end of period	$ 83.81	$ 80.77	$ 71.05	$ 60.67	$60.24
Total return (e)	6.47%	14.71%	18.18%	3.96%	17.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,361	$44,424	$39,079	$12,134	$6,024
Ratios to average net assets:
Total expenses	0.60%	0.61%	0.60%	0.61%	0.60%
Net investment income (loss)	1.08%	0.77%	1.05%	1.06%	1.14%
Portfolio turnover rate	77%	76%	55%(f)	56%(f)	67%(f)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
56

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MFS Systematic Value Equity ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 65.91	$ 59.81	$51.99	$57.90	$52.67
Income (loss) from investment operations:
Net investment income (loss) (b)	1.44	1.21	1.03	0.99	0.75
Net realized and unrealized gain (loss) (c)	0.86	6.94	8.99	(2.66)	6.28
Total from investment operations	2.30	8.15	10.02	(1.67)	7.03
Net equalization credits and charges (b)	0.00(d)	0.12	0.04	—	(0.03)
Other capital (b)	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.47)	(1.06)	(1.01)	(1.01)	(0.85)
Net realized gains	(0.54)	(1.11)	(1.23)	(3.23)	(0.92)
Total distributions	(2.01)	(2.17)	(2.24)	(4.24)	(1.77)
Net asset value, end of period	$ 66.20	$ 65.91	$59.81	$51.99	$57.90
Total return (e)	3.69%	13.82%	19.61%	(2.47)%	13.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,760	$32,953	$5,981	$2,599	$2,895
Ratios to average net assets:
Total expenses	0.60%	0.60%	0.60%	0.62%	0.60%
Net investment income (loss)	2.18%	1.83%	1.80%	1.85%	1.36%
Portfolio turnover rate	53%	54%	64%(f)	64%(f)	61%(f)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
57

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR SSGA Ultra Short Term Bond ETF, which is a non-diversified investment company.
Prior to the close of business on May 7, 2018, each fund had been operating in a “master –feeder” arrangement, under which each Fund invested substantially all of its assets in a corresponding series of SSGA Master Trust (i.e., a “Portfolio/ Master fund”). Each Portfolio was a separate mutual fund that had identical investment objective, and substantially identical investment strategies, policies and risks as the respective Fund (i.e., a “feeder fund”). As a result of this arrangement, each Fund had an indirect interest in all of the securities owned by the corresponding Portfolio.
As of the close of business on May 7, 2018, the securities held by each Portfolio were transferred “in-kind” to their respective Feeder in a tax-free exchange of each Feeder’s interests as part of a complete liquidation of the corresponding Portfolio.
Effective May 8, 2018, each Fund pursues its investment objective through direct investment in securities of the same type that previously would have been owned by the corresponding Portfolio. The discontinuance of the master-feeder arrangement on each Fund had no impact on shareholder’s net asset value or the results of operations for each Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
58

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions, prior to May 7, 2018, consist of each Fund’s pro-rata share of its corresponding Portfolio’s realized gains and losses. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. For activity prior to May 7, 2018, net investment income consists of each Fund’s pro-rata share of the net investment income of its corresponding Portfolio less expenses of the Fund.
59

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Subsequent to May 7, 2018, dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Each Fund was allocated a pro rata share of the expenses of its corresponding Portfolio prior to May 7, 2018.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR MFS Systematic Core Equity ETF
SPDR MFS Systematic Growth Equity ETF
SPDR MFS Systematic Value Equity ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly for all Funds, except for the SPDR SSGA Ultra Short Term Bond Fund ETF. The SPDR SSGA Ultra Short Term Bond Fund ETF declares and distributes distributions to shareholders monthly.
60

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate*
SPDR SSGA Multi-Asset Real Return ETF	0.50%(1)
SPDR SSGA Income Allocation ETF	0.50(1)
SPDR SSGA Global Allocation ETF	0.35
SPDR SSGA Ultra Short Term Bond ETF	0.20
SPDR MFS Systematic Core Equity ETF	0.60
SPDR MFS Systematic Growth Equity ETF	0.60
SPDR MFS Systematic Value Equity ETF	0.60
*	The Advisory fee is reduced for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF and SPDR SSGA Global Allocation ETF by the acquired fund fees and expenses. For the year ended June 30, 2019, the net annualized advisory fee was 0.12%, 0.18%, and 0.14% for the SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, respectively.
(1)	Effective September 4, 2018, SSGA FM has agreed to reduce the Fund's management fee from 0.70% to 0.50% of the Fund's average daily net assets.
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses,brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio III, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
61

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$ 36,579,091	$ 37,037,666
SPDR SSGA Income Allocation ETF	69,328,580	69,569,967
SPDR SSGA Global Allocation ETF	186,151,913	169,371,479
SPDR SSGA Ultra Short Term Bond ETF	227,849,440	111,784,203
SPDR MFS Systematic Core Equity ETF	21,531,330	21,124,119
SPDR MFS Systematic Growth Equity ETF	29,141,911	29,740,311
SPDR MFS Systematic Value Equity ETF	18,178,745	18,017,891
For the period ended June 30, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$30,573,404	$52,788,003	$1,376,728
SPDR SSGA Income Allocation ETF	20,063,995	11,255,474	449,773
SPDR SSGA Global Allocation ETF	56,842,965	54,737,233	5,107,812
SPDR MFS Systematic Core Equity ETF	18,158,625	12,430,212	1,654,797
SPDR MFS Systematic Growth Equity ETF	4,091,170	15,038,444	1,489,372
SPDR MFS Systematic Value Equity ETF	6,651,522	5,628,136	677,404
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
62

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, partnership basis adjustments, paydown gains and losses and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR SSGA Multi-Asset Real Return ETF	$3,617,253	$ —	$3,617,253
SPDR SSGA Income Allocation ETF	4,936,932	—	4,936,932
SPDR SSGA Global Allocation ETF	7,044,570	—	7,044,570
SPDR SSGA Ultra Short Term Bond ETF	3,073,623	—	3,073,623
SPDR MFS Systematic Core Equity ETF	555,651	5,578	561,229
SPDR MFS Systematic Growth Equity ETF	879,302	—	879,302
SPDR MFS Systematic Value Equity ETF	897,607	175,077	1,072,684
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR SSGA Multi-Asset Real Return ETF	$ 2,524,937	$ —	$ 2,524,937
SPDR SSGA Income Allocation ETF	2,983,228	—	2,983,228
SPDR SSGA Global Allocation ETF	5,038,036	—	5,038,036
SPDR SSGA Ultra Short Term Bond ETF	440,203	—	440,203
SPDR MFS Systematic Core Equity ETF	288,664	73,789	362,453
SPDR MFS Systematic Growth Equity ETF	501,100	—	501,100
SPDR MFS Systematic Value Equity ETF	311,625	60,970	372,595
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR SSGA Multi-Asset Real Return ETF	$ —	$(37,871,238)	$—	$ (2,817,494)	$—	$(40,688,732)
SPDR SSGA Income Allocation ETF	—	(2,922,969)	—	1,483,300	—	(1,439,669)
SPDR SSGA Global Allocation ETF	255,321	(3,996,620)	—	18,166,750	—	14,425,451
63

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR SSGA Ultra Short Term Bond ETF	$295,302	$ (91,774)	$—	$ 290,486	$—	$ 494,014
SPDR MFS Systematic Core Equity ETF	—	—	—	1,985,687	—	1,985,687
SPDR MFS Systematic Growth Equity ETF	—	(217,513)	—	1,826,646	—	1,609,133
SPDR MFS Systematic Value Equity ETF	—	(545,308)	—	864,071	—	318,763
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR SSGA Multi-Asset Real Return ETF	$10,841,879	$27,029,359
SPDR SSGA Income Allocation ETF	2,922,969	—
SPDR SSGA Global Allocation ETF	3,996,620	—
SPDR SSGA Ultra Short Term Bond ETF	84,839	6,935
SPDR MFS Systematic Growth Equity ETF	217,513	—
SPDR MFS Systematic Value Equity ETF	545,308	—
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$123,815,452	$ 1,746,313	$4,563,807	$ (2,817,494)
SPDR SSGA Income Allocation ETF	107,598,938	3,182,673	1,699,373	1,483,300
SPDR SSGA Global Allocation ETF	246,633,963	18,717,857	551,107	18,166,750
SPDR SSGA Ultra Short Term Bond ETF	165,973,250	329,618	39,132	290,486
SPDR MFS Systematic Core Equity ETF	37,095,230	2,792,564	806,877	1,985,687
SPDR MFS Systematic Growth Equity ETF	32,513,876	2,843,924	1,017,278	1,826,646
SPDR MFS Systematic Value Equity ETF	32,888,492	2,336,751	1,492,761	843,990
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned
64

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 12,899,967	$ 8,210,284	$ 4,839,418	$ 13,049,702
SPDR SSGA Income Allocation ETF	5,166,085	4,478,400	809,588	5,287,988
SPDR SSGA Global Allocation ETF	67,293,995	10,451,625	57,923,506	68,375,131
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$ 8,210,284	$—	$—	$—	$ 8,210,284	$ 8,210,284
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	4,478,400	—	—	—	4,478,400	4,478,400
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	10,451,625	—	—	—	10,451,625	10,451,625
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The SPDR SSGA Ultra Short Term Bond ETF participates in the credit facility as of period ended June 30, 2019.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Fund had no outstanding loans as of June 30, 2019.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
65

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR SSGA Multi-Asset Real Return ETF	$2,524,937	$ —	$2,524,937	$ —
SPDR SSGA Income Allocation ETF	2,983,228	—	2,983,228	302,435
SPDR SSGA Global Allocation ETF	5,038,036	—	5,038,036	335,901
SPDR SSGA Ultra Short Term Bond ETF	440,203	—	440,203	47,385
SPDR MFS Systematic Core Equity ETF	230,288	132,165	362,453	—
SPDR MFS Systematic Growth Equity ETF	390,903	110,197	501,100	—
SPDR MFS Systematic Value Equity ETF	261,180	111,415	372,595	—
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
66

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF (collectively referred to as the “Funds”) (seven of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting SSGA Active Trust) at June 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
67

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR SSGA Multi-Asset Real Return ETF	0.12%	$1,114.60	$0.63	$1,024.20	$0.60
SPDR SSGA Income Allocation ETF	0.18	1,111.30	0.94	1,023.90	0.90
SPDR SSGA Global Allocation ETF	0.15	1,121.10	0.79	1,024.10	0.75
SPDR SSGA Ultra Short Term Bond ETF	0.20	1,018.40	1.00	1,023.80	1.00
SPDR MFS Systematic Core Equity ETF	0.60	1,158.60	3.21	1,021.80	3.01
SPDR MFS Systematic Growth Equity ETF	0.60	1,185.00	3.25	1,021.80	3.01
SPDR MFS Systematic Value Equity ETF	0.60	1,124.60	3.16	1,021.80	3.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
68

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long Term Capital Gain Distributions
Long term capital gains dividends were paid from the following Funds during the year ended June 30, 2019:
Amount
SPDR MFS Systematic Core Equity ETF	$ 27,122
SPDR MFS Systematic Value Equity ETF	175,077
Foreign Tax Credit
For the year ended June 30, 2019, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders and accordingly have earned foreign source income:
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
69

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Approval of Advisory Agreement
At in-person meetings held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the following series of SSGA Active Trust: SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF (the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreement, (ii) investment performance of the Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the Funds as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management, managing exchange-traded funds, and in overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the Funds’ performance. The Board compared each Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered the following performance information in its evaluation of the Funds:
70

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

SPDR SSGA Multi-Asset Real Return ETF.The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 2-, 3-, 4- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
SPDR SSGA Income Allocation ETF.The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2-, 3-, 4- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
SPDR SSGA Global Allocation ETF. The Board considered that the Fund equaled the median of its Performance Group for the 1- and 5-year periods, but outperformed the median of its Performance Group for the 2-, 3- and 4- year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
SPDR SSGA Ultra Short Term Bond ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-year period, but underperformed the median of its Performance Group for the 2-, 3-, 4- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1- and 3-year and since inception periods.
SPDR MFS Systematic Core Equity ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2-, 3-, 4- and 5-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1- and 3-year and since inception periods.
SPDR MFS Systematic Growth Equity ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 2-, 3- and 4-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the most recent 1-year period, but underperformed its benchmark index for the 3-year and since inception periods.
SPDR MFS Systematic Value Equity ETF.The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 3-, and 4- year periods and equaled the median of its Performance Group for the 2- year period. In addition, the Board considered that the Fund underperformed its benchmark index for the 1- and 3-year and since inception periods.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for each Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
71

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Funds were appropriate; (b) the performance of each Fund had been satisfactory; (c) the Adviser’s unitary fee for each Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Funds by way of the relatively low fee structure of the Trust.
Approval of Massachusetts Financial Services Company Sub-Advisory Agreement
At in-person meetings held prior to June 30, 2019, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “MFS Sub-Advisory Agreement”) between the Adviser and Massachusetts Financial Services Company (“MFS”) with respect to the SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF and SPDR MFS Systematic Value Equity ETF, each a series of the SSGA Active Trust (the “MFS Funds”). The Independent Trustees also met separately to consider the MFS Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the MFS Sub-Advisory Agreement, the Board requested, and MFS and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the MFS Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by MFS with respect to the MFS Funds under the MFS Sub-Advisory Agreement and (ii) investment performance of the MFS Funds. The Board was informed of the portion of the current advisory fee that the Adviser would pay to MFS under the MFS Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the MFS Funds.
The Board considered the background and experience of MFS’s senior management and, in particular, MFS’s experience in investing in equity securities. The Board reviewed the MFS Funds’ performance, noting that the performance of the MFS Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each MFS Fund and MFS’s fees paid by the Adviser. The Board also considered whether MFS benefited in other ways from its relationship with the SSGA Active Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the MFS Sub-Advisory Agreement between the SSGA Active Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the MFS Sub-Advisory Agreement for each MFS Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by MFS with respect to the MFS Funds were appropriate; (b) the performance of the MFS Funds had been satisfactory; (c) MFS’s fees for the MFS Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to MFS were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to MFS adequately shared the economies of scale with each applicable MFS Fund by way of the relatively low fee structure of the Trust.
72

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
73

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	189	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
74

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Attorney, MFS Investment Management (March 2012 - August 2015).
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
75

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
76

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Because the SPDR SSGA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSGA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained Massachusetts Financial Services Company as the sub-adviser.
Massachusetts Financial Services Company is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRACTIVEAR

Annual Report
June 30, 2019
SSGA Active Trust
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR SSGA Fixed Income Sector Rotation ETF
Portfolio Statistics (Unaudited)
The Fund has less than six months of operations as of June 30, 2019, and, therefore, no performance information is provided in this report.
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	32.7%
SPDR Portfolio Long Term Corporate Bond ETF	30.1
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	13.6
SPDR Portfolio Intermediate Term Corporate Bond ETF	10.3
SPDR Bloomberg Barclays High Yield Bond ETF	5.2
TOTAL	91.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

		% of Net Assets
	Domestic Fixed Income	99.8%
	Short Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR SSGA US Sector Rotation ETF
Portfolio Statistics (Unaudited)
The Fund has less than six months of operations as of June 30, 2019, and, therefore, no performance information is provided in this report.
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
The Health Care Select Sector SPDR Fund	28.7%
The Technology Select Sector SPDR Fund	26.5
The Industrial Select Sector SPDR Fund	24.1
The Consumer Staples Select Sector SPDR Fund	10.8
The Real Estate Select Sector SPDR Fund	9.6
TOTAL	99.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2019

		% of Net Assets
	Domestic Equity	99.7%
	Short Term Investments	0.3
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (a)	3,742	$ 342,805
SPDR Bloomberg Barclays High Yield Bond ETF (a)	5,218	568,449
SPDR Bloomberg Barclays Intermediate Term Treasury ETF (a)	23,909	1,477,576
SPDR Bloomberg Barclays Mortgage Backed Bond ETF (a)	136,205	3,560,399
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	31,956	1,116,223
SPDR Portfolio Long Term Corporate Bond ETF (a)	114,074	3,279,628
SPDR Portfolio Long Term Treasury ETF (a)	13,503	515,274
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $10,550,612)		10,860,354
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b)(c) (Cost $19,198)	19,198	19,198
TOTAL INVESTMENTS—100.0% (Cost $10,569,810)		10,879,552
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(d)		(2,749)
NET ASSETS—100.0%		$ 10,876,803
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	Amount is less than 0.05% of net assets.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$10,860,354	$—	$—	$10,860,354
Short-Term Investment	19,198	—	—	19,198
TOTAL INVESTMENTS	$10,879,552	$—	$—	$10,879,552
See accompanying notes to financial statements.
3

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 4/3/2019*	Value at 4/3/2019*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	—	$—	$ 1,572,604	$1,229,998	$ (338)	$ 537	3,742	$ 342,805	$ 3,276
SPDR Bloomberg Barclays High Yield Bond ETF	—	—	1,024,699	467,954	2,199	9,505	5,218	568,449	5,950
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	—	—	1,766,294	325,720	1,248	35,754	23,909	1,477,576	3,861
SPDR Bloomberg Barclays Mortgage Backed Bond ETF	—	—	3,617,070	101,228	272	44,285	136,205	3,560,399	9,778
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	1,096,395	—	—	19,828	31,956	1,116,223	1,941
SPDR Portfolio Long Term Corporate Bond ETF	—	—	3,141,319	51,239	(48)	189,596	114,074	3,279,628	13,297
SPDR Portfolio Long Term Treasury ETF	—	—	889,563	383,342	(1,184)	10,237	13,503	515,274	116
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	23,400	4,202	—	—	19,198	19,198	57
Total		$—	$13,131,344	$2,563,683	$ 2,149	$309,742		$10,879,552	$38,276
*	Commencement of operations.
See accompanying notes to financial statements.
4

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC EQUITY — 99.7%
The Consumer Staples Select Sector SPDR Fund (a)	26,360	$ 1,530,725
The Health Care Select Sector SPDR Fund (a)	43,744	4,052,444
The Industrial Select Sector SPDR Fund (a)	43,980	3,404,932
The Real Estate Select Sector SPDR Fund (a)	37,107	1,364,424
The Technology Select Sector SPDR Fund (a)	47,988	3,744,984
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $13,742,020)		14,097,509
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (b)(c) (Cost $43,535)	43,535	43,535
TOTAL INVESTMENTS—100.0% (Cost $13,785,555)		14,141,044
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(d)		(5,025)
NET ASSETS—100.0%		$ 14,136,019
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2019.
(d)	Amount is less than 0.05% of net assets.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$14,097,509	$—	$—	$14,097,509
Short-Term Investment	43,535	—	—	43,535
TOTAL INVESTMENTS	$14,141,044	$—	$—	$14,141,044
See accompanying notes to financial statements.
5

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Affiliate Table
	Number of Shares Held at 4/3/2019*	Value at 4/3/2019*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$ 104,084	$ 60,549	$ —	$ —	43,535	$ 43,535	$ 67
The Communication Services Select Sector SPDR Fund	—	—	711,798	708,078	(3,720)	—	—	—	—
The Consumer Discretionary Select Sector SPDR Fund	—	—	1,490,870	1,517,502	26,632	—	—	—	—
The Consumer Staples Select Sector SPDR Fund	—	—	1,552,369	—	—	(21,644)	26,360	1,530,725	11,823
The Health Care Select Sector SPDR Fund	—	—	3,909,448	—	—	142,996	43,744	4,052,444	17,426
The Industrial Select Sector SPDR Fund	—	—	3,309,588	—	—	95,344	43,980	3,404,932	14,840
The Real Estate Select Sector SPDR Fund	—	—	1,675,389	296,829	(1,451)	(12,685)	37,107	1,364,424	11,236
The Technology Select Sector SPDR Fund	—	—	4,718,564	1,149,022	23,964	151,478	47,988	3,744,984	13,355
Total		$—	$17,472,110	$3,731,980	$45,425	$355,489		$14,141,044	$68,747
*	Commencement of operations.
See accompanying notes to financial statements.
6

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
ASSETS
Investments in affiliated issuers, at value	$10,879,552	$14,141,044
Dividends receivable — affiliated issuers	29	46
TOTAL ASSETS	10,879,581	14,141,090
LIABILITIES
Advisory fee payable	2,770	5,063
Trustees’ fees and expenses payable	8	8
TOTAL LIABILITIES	2,778	5,071
NET ASSETS	$10,876,803	$14,136,019
NET ASSETS CONSIST OF:
Paid-in Capital	$10,567,402	$13,728,143
Total distributable earnings (loss)	309,401	407,876
NET ASSETS	$10,876,803	$14,136,019
NET ASSET VALUE PER SHARE
Net asset value per share	$ 31.08	$ 30.73
Shares outstanding (unlimited amount authorized, no par value)	350,000	460,000
COST OF INVESTMENTS:
Investments in affiliated issuers	$10,569,810	$13,785,555
See accompanying notes to financial statements.
7

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2019

	SPDR SSGA Fixed Income Sector Rotation ETF(a)	SPDR SSGA US Sector Rotation ETF(a)
INVESTMENT INCOME
Dividend income — affiliated issuers	$ 38,276	$ 68,747
TOTAL INVESTMENT INCOME (LOSS)	38,276	68,747
EXPENSES
Advisory fee	5,176	9,324
Trustees’ fees and expenses	9	9
TOTAL EXPENSES	5,185	9,333
NET INVESTMENT INCOME (LOSS)	33,091	59,414
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	2,149	45,425
Net change in unrealized appreciation/depreciation on:
Investment — affiliated issuers	309,742	355,489
NET REALIZED AND UNREALIZED GAIN (LOSS)	311,891	400,914
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$344,982	$460,328
(a)	For the period April 2, 2019 (inception date) through June 30, 2019.
See accompanying notes to financial statements.
8

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
	For the Period 04/02/19* - 6/30/19	For the Period 04/02/19* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 33,091	$ 59,414
Net realized gain (loss)	2,149	45,425
Net change in unrealized appreciation/depreciation	309,742	355,489
Net increase (decrease) in net assets resulting from operations	344,982	460,328
Net equalization credits and charges	173	(7,742)
Distributions to shareholders	(36,040)	(52,452)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	10,567,861	13,728,143
Net income equalization	(173)	7,742
Net increase (decrease) in net assets from beneficial interest transactions	10,567,688	13,735,885
Net increase (decrease) in net assets during the period	10,876,803	14,136,019
Net assets at beginning of period	—	—
NET ASSETS AT END OF PERIOD	$10,876,803	$14,136,019
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	460,000
* Inception date.
See accompanying notes to financial statements.
9

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR SSGA Fixed Income Sector Rotation ETF
For the Period 4/3/2019* - 6/30/19
Net asset value, beginning of period	$ 30.10
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15
Net realized and unrealized gain (loss) (b)	0.99
Total from investment operations	1.14
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.16)
Net asset value, end of period	$ 31.08
Total return (d)	3.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,877
Ratios to average net assets:
Total expenses (e)	0.31%(f)
Net investment income (loss)	1.98%(f)
Portfolio turnover rate (g)(h)	32%(i)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Portfolio turnover rate does not include the activity of the Underlying Funds in which the Fund invests.
(i)	Not annualized.
See accompanying notes to financial statements.
10

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR SSGA US Sector Rotation ETF
For the Period 4/3/2019* - 6/30/19
Net asset value, beginning of period	$ 30.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23
Net realized and unrealized gain (loss) (b)	0.55
Total from investment operations	0.78
Net equalization credits and charges (a)	(0.03)
Distributions to shareholders from:
Net investment income	(0.11)
Net asset value, end of period	$ 30.73
Total return (c)	2.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,136
Ratios to average net assets:
Total expenses (d)	0.49%(e)
Net investment income (loss)	3.12%(e)
Portfolio turnover rate (f)(g)	39%(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Portfolio turnover rate does not include the activity of the Underlying Funds in which the Fund invests.
(h)	Not annualized.
See accompanying notes to financial statements.
11

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
The SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF were formed on April 2, 2019 and commenced operations on April 3, 2019.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
12

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
13

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2019:
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
14

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Distributions
Distributions from net investment income, if any, are declared and paid quarterly for SPDR SSGA US Sector Rotation ETF. The SPDR SSGA Fixed Income Sector Rotation ETF declares and pays distributions to its shareholders monthly.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Fixed Income Sector Rotation ETF	0.50%
SPDR SSGA US Sector Rotation ETF	0.70
The Advisory fee is reduced for SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF by any acquired fund fees and expenses attributable to the Funds' investments in other investment companies. For the period ended June 30, 2019, the net annualized advisory fee was 0.31%, and 0.49%, respectively. For the period ended June 30, 2019, the amounts waived were $3,172 and $3,996, respectively.
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
15

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
SPDR SSGA Fixed Income Sector Rotation ETF	$2,544,280	$2,559,482
SPDR SSGA US Sector Rotation ETF	3,644,603	3,671,429
16

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

For the period ended June 30, 2019, the following Funds had in-kind contributions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Fixed Income Sector Rotation ETF	$10,563,664	$—
SPDR SSGA US Sector Rotation ETF	13,723,422	—
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
17

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions and wash sale loss deferrals.
The tax character of distributions paid during the period ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR SSGA Fixed Income Sector Rotation ETF	$36,040	$—	$36,040
SPDR SSGA US Sector Rotation ETF	52,452	—	52,452
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR SSGA Fixed Income Sector Rotation ETF	$ —	$—	$—	$309,401	$—	$309,401
SPDR SSGA US Sector Rotation ETF	52,387	—	—	355,489	—	407,876
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Fixed Income Sector Rotation ETF	$10,570,151	$309,401	$ —	$309,401
SPDR SSGA US Sector Rotation ETF	13,785,555	389,818	34,329	355,489
8.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
18

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF (collectively, the “Funds”) (two of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2019, and the related statements of operations and changes in net assets for the period from April 2, 2019 (inception date) to June 30, 2019, the financial highlights for the period from April 3, 2019 (commencement of operations) to June 30, 2019 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SSGA Active Trust) at June 30, 2019, the results of their operations and changes in net assets for the period from April 2, 2019 (inception date) to June 30, 2019 and their financial highlights for the period from April 3, 2019 (commencement of operations) to June 30, 2019, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis,
20

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
21

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
22

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF
Annualized Expense Ratio	0.31%	0.49%
Actual:
Ending Account Value	$1,038.10	$1,025.00
Expenses Paid During Period(a)	0.77	1.21
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.30	1,022.40
Expenses Paid During Period(b)	1.56	2.46
(a)	Actual period is from commencement of operations on April 3, 2019.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
23

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
24

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Approval of Advisory Agreement
At in-person meetings held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals related to the initial approval of advisory arrangements for new series of the Trust, including proposals to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR SSGA US Sector Rotation ETF and the SPDR SSGA Fixed Income Sector Rotation ETF (each, a “New ETF” and collectively, the “New ETFs”), each of which commenced operations during the period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the New ETFs under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for
25

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

managing investment operations of each New ETF in accordance with each New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as an exchange-traded fund, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management, managing exchange-traded funds and in overseeing third-party sub-advisers.
Fees Charged to Comparable Funds
The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly, Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the estimated expense ratio for each New ETF.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the Agreement does not provide for breakpoints in each New ETF’s advisory fee rate as assets of each New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each
26

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because each New ETF is new, there are no economies of scale to share, but it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
27

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
28

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	189	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

29

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Attorney, MFS Investment Management (March 2012 - August 2015).
30

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
31

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
32

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRROTATIONAR

Annual Report
June 30, 2019
SSGA Active Trust
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The JP Morgan Corporate Emerging Markets Bond Index Broad Diversified is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds.
The Bloomberg Barclays U.S. Aggregate 1-3 Year Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market that have a remaining maturity of greater than or equal to 1 year and less than 3 years. The index includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
The Bloomberg Barclays U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.
See accompanying notes to financial statements.
1

SPDR DoubleLine Emerging Markets Fixed Income ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR DoubleLine Emerging Markets Fixed Income ETF (the “Fund”) seeks to provide high total return from current income and capital appreciation. The Fund’s benchmark is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified (the “Index”).
For the 12-month period ended June 30, 2019, the total return for the Fund was 9.99%, and the total return for the Index was 10.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Performance benefited by the Fund shifting portfolio positioning during the 12-month period to longer duration, larger weighting in investment grade (IG) credits, and higher allocation to Latin American credits relative to the index. Higher allocation to Asian credits relative to the index detracted from performance. Over the 12-month period, long-end U.S. Treasury yields fell more than front-end yields and IG credits outperformed their high yield counterparts.
Emerging markets' sovereign and corporate external bonds posted positive performance for the 12-month period ended June 30, 2019 against a backdrop of wavering sentiment about US-China trade tensions, more dovish rhetoric from global central banks, and moderating global growth.
The Index's positive return for the 12-month period was driven by lower Treasury yields which offset spread performance, with the spread over U.S. Treasuries widening 8 bps to 333 bps.
Latin America was the best performing region across the corporate index, while the Middle East was the worst performing region.
The U.S. Treasury curve flattened over the 12-month period. 2 year U.S. Treasury yields fell 77 bps over the 12-month period to end at 1.75%, while 10 year U.S. Treasury yields fell 86 bps over the 12-month period to end at 2.01%.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR DoubleLine Emerging Markets Fixed Income ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	JP Morgan Corporate Emerging Markets Bond Index Broad Diversified	Net Asset Value	Market Value	JP Morgan Corporate Emerging Markets Bond Index Broad Diversified
ONE YEAR	9.99%	9.93%	10.21%	9.99%	9.93%	10.21%
SINCE INCEPTION(1)	21.83%	22.12%	21.06%	6.33%	6.41%	6.13%

(1)	For the period April 13, 2016 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Doubleline Emerging Markets Fixed Income ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.76% (0.65% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.65% until October 31, 2019.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR DoubleLine Emerging Markets Fixed Income ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Cometa Energia SA de CV 6.38% 4/24/2035	2.5%
Perusahaan Listrik Negara PT 5.50% 11/22/2021	2.5
Pertamina Persero PT 4.88% 5/3/2022	2.4
Temasek Financial I, Ltd. 2.38% 1/23/2023	2.2
Syngenta Finance NV 5.68% 4/24/2048	2.1
TOTAL	11.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of June 30, 2019

% of Net Assets
Corporate Bonds & Notes	86.5%
Foreign Government Obligations	12.1
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR DoubleLine Short Duration Total Return Tactical ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR DoubleLine Short Duration Total Return Tactical ETF (the “Fund”) seeks to maximize current income with a dollar-weighted average effective duration between one and three years. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate 1-3 Year Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 4.18%, and the total return for the Index was 4.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Allocations to Emerging Market Fixed Income and Investment Grade Corporates were the largest positive contributors to performance. With respect to Emerging Market Fixed Income, our overweight to duration was a primary contributor to Fund performance. Investment Grade Corporates were the second best performing sector, despite having a shorter duration than the Index and decreasing our target allocation over the Reporting Period. The underperformance of the Fund over the Reporting Period relative to the Index was a result of allocation to shorter duration U.S. Treasuries during a period of falling yields. Additionally, the target allocation for U.S. Treasuries was decreased during the Reporting Period. As of June 30th 2019 the Fund’s largest sector allocation was Residential Mortgage Backed Securities – with a 30.90% Agency and 2.50% Non-Agency split. This represents a 2.50% larger combined allocation than when the Reporting Period began. Over the course of the Reporting Period the Agency composition of RMBS increased by 5.40% to 30.90% and Non-Agency composition increased by 1.10% to 2.50% of the Fund. The RMBS sector was unable to keep pace with the Index due to its shorter duration negative convexity during a period of a substantive fall in rates.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR DoubleLine Short Duration Total Return Tactical ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate 1-3 Year Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate 1-3 Year Index
ONE YEAR	4.18%	4.31%	4.28%	4.18%	4.31%	4.28%
SINCE INCEPTION(1)	6.92%	7.18%	5.57%	2.10%	2.18%	1.70%

(1)	For the period April 13, 2016 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Doubleline Short Duration Total Return Tactical ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50% (0.45% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.45% until October 31, 2019.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR DoubleLine Short Duration Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Treasury Bill 2.39% 10/10/2019	5.0%
Treasury Bill 2.36% 10/3/2019	4.9
Treasury Bill 2.48% 11/7/2019	3.4
Treasury Notes 2.25% 12/31/2023	3.3
Treasury Bill 2.13% 9/5/2019	3.3
TOTAL	19.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Portfolio Composition as of June 30, 2019

% of Net Assets
U.S. Treasury Obligations	28.5%
Corporate Bonds & Notes	28.4
U.S. Government Agency Obligations	23.1
Mortgage-Backed Securities	10.4
Asset-Backed Securities	3.3
Foreign Government Obligations	0.9
Senior Floating Rate Loans	0.0 *
Short-Term Investment	5.1
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's portfolio composition is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR DoubleLine Total Return Tactical ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR DoubleLine Total Return Tactical ETF (the “Fund”) seeks to maximize total return. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 6.53%, and the total return for the Index was 7.87%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund underperformance can be attributed to its allocation to shorter duration U.S. Treasuries relative to the benchmark in a period of falling yields. Allocations to Emerging Market and Investment Grade Corporates were the best performing sectors of the Fund during the Reporting Period. With respect to Emerging Market exposure, the period between January and June exhibited significant spread tightening amidst a favorable fundamental and technical environment for the sector. In addition, Investment Grade Corporates experienced significant spread tightening during a period of falling U.S. Treasury yields. The target allocation for Emerging Market Fixed Income was increased during the Reporting Period and duration for the sector increased by 0.54 years to 4.62 years, which remains lower than that of the benchmark. Investment Grade Corporate target allocations remained unchanged and was the second best performing sector. The Residential Mortgage Backed Securities sector, which is the Fund’s largest allocation – comprised of 45.50% Agency and 4.30% Non-Agency targets – underperformed the overall Index. In aggregate, the Fund maintained a lower duration than that of the Index and during a period of falling U.S. Treasury yields created a difficult environment in which to outperform.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR DoubleLine Total Return Tactical ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index
ONE YEAR	6.53%	6.92%	7.87%	6.53%	6.92%	7.87%
SINCE INCEPTION(1)	12.23%	12.61%	12.50%	2.69%	2.77%	2.75%

(1)	For the period February 23, 2015 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Doubleline Total Return Tactical ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.65% (0.55% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.55% until October 31, 2019.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Treasury Bill 2.51% 2/27/2020	2.8%
Treasury Bill 2.51% 1/2/2020	2.8
Treasury Bill 2.39% 10/17/2019	2.7
Treasury Notes 2.13% 2/29/2024	2.4
Treasury Notes 2.13% 7/31/2024	2.2
TOTAL	12.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
U.S. Government Agency Obligations	40.5%
U.S. Treasury Obligations	23.3
Mortgage-Backed Securities	5.0
Commercial Mortgage Backed Securities	4.2
Asset-Backed Securities	2.1
Foreign Government Obligations	1.1
Banks	3.3
Oil & Gas	1.6
Telecommunications	1.5
Electric	1.5
Health Care Services	1.0
Diversified Financial Services	1.0
Food	0.9
Media	0.7
Pipelines	0.7
Software	0.6
Chemicals	0.6
Real Estate Investment Trusts	0.6
Pharmaceuticals	0.6
Commercial Services	0.5
Retail	0.5
Lodging	0.5
Insurance	0.4
Mining	0.4
Internet	0.4
Energy-Alternate Sources	0.3
Agriculture	0.3
Transportation	0.3
Packaging & Containers	0.2
Forest Products & Paper	0.2
Machinery-Diversified	0.2
Airlines	0.2
Beverages	0.2
See accompanying notes to financial statements.
10

SPDR DoubleLine Total Return Tactical ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Leisure Time	0.2%
Entertainment	0.1
Auto Parts & Equipment	0.1
Gas	0.1
Health Care Products	0.1
Investment Company Security	0.1
Iron/Steel	0.1
Aerospace & Defense	0.1
Machinery, Construction & Mining	0.1
Environmental Control	0.1
Building Materials	0.1
Auto Manufacturers	0.1
Food Service	0.1
Oil & Gas Services	0.1
Biotechnology	0.1
IT Services	0.1
Trucking & Leasing	0.1
Real Estate	0.1
Coal	0.1
Miscellaneous Manufacturer	0.1
Household Products & Wares	0.1
Toys/Games/Hobbies	0.1
Construction Materials	0.0*
Engineering & Construction	0.0*
Electronics	0.0*
Distribution & Wholesale	0.0*
Computers	0.0*
Holding Companies-Divers	0.0*
Home Furnishings	0.0*
Hand & Machine Tools	0.0*
Electrical Components & Equipment	0.0*
Apparel	0.0*
Home Builders	0.0*
Metal Fabricate & Hardware	0.0*
Short-Term Investment	2.5
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 86.5%
ARGENTINA — 3.3%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$ 800,000	$ 688,824
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	750,000	696,278
YPF SA:
Series REGS, 6.95%, 7/21/2027	200,000	182,088
Series REGS, 8.50%, 7/28/2025	550,000	550,033
		2,117,223
BRAZIL — 5.7%
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a)	500,000	522,265
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (a)	1,000,000	950,690
Braskem Finance, Ltd. 6.45%, 2/3/2024	600,000	663,576
CSN Islands XII Corp. Series REGS, 7.00%, 9/23/2019	900,000	810,117
CSN Resources SA 7.63%, 4/17/2026 (b)	200,000	211,680
MARB BondCo PLC Series REGS, 6.88%, 1/19/2025	300,000	312,018
Votorantim Cimentos International SA Series REGS, 7.25%, 4/5/2041	200,000	238,350
		3,708,696
CANADA — 0.5%
Canacol Energy, Ltd. Series REGS, 7.25%, 5/3/2025	200,000	208,220
Stoneway Capital Corp. Series REGS, 10.00%, 3/1/2027	138,826	130,988
		339,208
CAYMAN ISLANDS — 1.3%
CK Hutchison Capital Securities 17, Ltd. Series REGS, 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (a)	837,000	835,820
CHILE — 7.3%
Banco del Estado de Chile 2.67%, 1/8/2021 (b)	300,000	300,810
Banco Santander Chile Series REGS, 3.88%, 9/20/2022	263,000	272,778
Celulosa Arauco y Constitucion SA 5.50%, 4/30/2049 (b)	400,000	422,640
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	173,900	180,675
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	1,100,000	1,154,406
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	211,310
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	700,000	725,431
SACI Falabella Series REGS, 3.75%, 4/30/2023	1,000,000	1,026,010
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	400,000	420,736
		4,714,796
See accompanying notes to financial statements.
12

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
CHINA — 3.3%
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	$ 200,000	$ 205,178
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	300,000	310,443
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	558,912
Sinopec Group Overseas Development 2016, Ltd.:
Series REGS, 2.75%, 5/3/2021	400,000	401,160
Series REGS, 2.75%, 9/29/2026	700,000	684,012
		2,159,705
COLOMBIA — 2.9%
Banco de Bogota SA Series REGS, 6.25%, 5/12/2026	200,000	220,786
Bancolombia SA 6.13%, 7/26/2020	400,000	412,788
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,200,000	1,239,684
		1,873,258
HONG KONG — 0.6%
CK Hutchison International 17, Ltd. Series REGS, 2.88%, 4/5/2022	400,000	403,376
INDIA — 9.6%
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.50%, 7/29/2020	500,000	502,865
Series REGS, 3.95%, 1/19/2022	400,000	408,096
Bharat Petroleum Corp., Ltd.:
Series EMTN, 4.00%, 5/8/2025	500,000	514,200
4.63%, 10/25/2022	600,000	631,662
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	700,000	736,274
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	500,000	507,550
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	875,624
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	600,000	607,845
ONGC Videsh, Ltd. 4.63%, 7/15/2024	250,000	264,354
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	800,000	848,896
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	400,000	366,716
		6,264,082
INDONESIA — 5.2%
Pertamina Persero PT Series REGS, 4.88%, 5/3/2022	1,500,000	1,581,120
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	1,500,000	1,592,700
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	191,600	193,539
		3,367,359
See accompanying notes to financial statements.
13

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
IRELAND — 0.8%
C&W Senior Financing DAC 7.50%, 10/15/2026 (b)	$ 500,000	$ 523,345
ISRAEL — 0.3%
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	216,546
JAMAICA — 0.1%
Digicel Group Two, Ltd. PIK, 9.13%, 4/1/2024 (b)	401,711	90,385
LUXEMBOURG — 2.7%
JSL Europe SA Series REGS, 7.75%, 7/26/2024	300,000	308,631
Minerva Luxembourg SA Series REGS, 5.88%, 1/19/2028	600,000	599,580
Raizen Fuels Finance SA Series REGS, 5.30%, 1/20/2027	800,000	852,272
		1,760,483
MALAYSIA — 7.3%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	1,010,974
Gohl Capital, Ltd.:
4.25%, 1/24/2027	800,000	823,502
4.25%, 1/24/2027	200,000	206,062
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,014,630
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	823,288
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	256,865
Petronas Capital, Ltd. Series REGS, 3.50%, 3/18/2025	600,000	627,066
		4,762,387
MAURITIUS — 0.9%
UPL Corp., Ltd. 4.50%, 3/8/2028	550,000	561,121
MEXICO — 10.9%
Banco Mercantil del Norte SA Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (a)	700,000	716,212
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a)(b)	350,000	370,797
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (a)	1,000,000	954,650
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	197,038
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	300,000	315,633
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	1,560,000	1,607,393
Credito Real SAB de CV:
9.50%, 2/7/2026 (b)	400,000	440,928
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	202,354
El Puerto de Liverpool SAB de CV 3.88%, 10/6/2026	400,000	395,588
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	598,698
See accompanying notes to financial statements.
14

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	$ 200,000	$ 149,512
Mexichem SAB de CV Series REGS, 5.88%, 9/17/2044	400,000	414,884
Unifin Financiera SAB de CV Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	734,712
		7,098,399
NETHERLANDS — 4.7%
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	810,440
Series REGS, 5.63%, 8/10/2037	800,000	842,136
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	1,400,000	1,383,046
		3,035,622
PANAMA — 4.1%
Aeropuerto Internacional de Tocumen SA 5.63%, 5/18/2036	530,000	592,275
Banco General SA Series REGS, 4.13%, 8/7/2027	600,000	610,614
Empresa de Transmision Electrica SA 5.13%, 5/2/2049 (b)	500,000	545,825
Global Bank Corp.:
Series REGS, 4.50%, 10/20/2021	600,000	617,094
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a)(b)	300,000	313,104
		2,678,912
PERU — 1.7%
BBVA Banco Continental SA Series REGS, 5.00%, 8/26/2022	100,000	106,018
Kallpa Generacion SA Series REGS, 4.13%, 8/16/2027	1,000,000	1,029,010
		1,135,028
PHILIPPINES — 1.5%
BDO Unibank, Inc.:
Series EMTN, 2.63%, 10/24/2021	450,000	448,283
Series EMTN, 2.95%, 3/6/2023	500,000	499,000
		947,283
SINGAPORE — 8.9%
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,300,000	1,294,800
USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	300,000	299,490
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	400,000	456,640
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	398,355
PSA International Pte, Ltd. Series GMTN, 3.88%, 2/11/2021	650,000	666,376
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	1,400,000	1,409,044
United Overseas Bank, Ltd.:
See accompanying notes to financial statements.
15

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	$ 1,100,000	$ 1,083,863
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	202,146
		5,810,714
SPAIN — 2.1%
AI Candelaria Spain SLU:
7.50%, 12/15/2028 (b)	400,000	438,328
Series REGS, 7.50%, 12/15/2028	823,000	904,518
		1,342,846
UNITED KINGDOM — 0.6%
Radiant Access, Ltd. 4.60%, 5/18/2020	400,000	388,716
UNITED STATES — 0.2%
Freeport-McMoRan, Inc. 5.40%, 11/14/2034	100,000	95,311
TOTAL CORPORATE BONDS & NOTES (Cost $54,438,157)		56,230,621
FOREIGN GOVERNMENT OBLIGATIONS — 12.1%
ARGENTINA — 2.1%
Argentine Republic Government International Bond:
5.88%, 1/11/2028	200,000	151,682
6.63%, 7/6/2028	350,000	271,022
6.88%, 1/26/2027	650,000	518,817
Provincia de Buenos Aires Series REGS, 7.88%, 6/15/2027	600,000	444,402
		1,385,923
CHILE — 1.3%
Chile Government International Bond:
3.13%, 3/27/2025	200,000	208,224
3.13%, 1/21/2026	600,000	624,564
		832,788
COLOMBIA — 0.4%
Colombia Government International Bond 5.20%, 5/15/2049	200,000	227,490
INDIA — 0.8%
Export-Import Bank of India Series EMTN, 4.00%, 1/14/2023	500,000	516,363
INDONESIA — 3.0%
Indonesia Government International Bond 3.75%, 4/25/2022	1,000,000	1,026,210
Perusahaan Penerbit SBSN Indonesia III Series 144A, 4.15%, 3/29/2027 (b)	900,000	942,678
		1,968,888
See accompanying notes to financial statements.
16

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
MEXICO — 1.6%
Mexico Government International Bond:
3.75%, 1/11/2028	$ 200,000	$ 203,726
4.00%, 10/2/2023	300,000	313,212
4.15%, 3/28/2027	500,000	523,680
		1,040,618
PANAMA — 1.3%
Panama Government International Bond 4.00%, 9/22/2024	800,000	853,032
PERU — 0.3%
Fondo MIVIVIENDA SA Series REGS, 3.50%, 1/31/2023	200,000	203,406
PHILIPPINES — 1.3%
Philippine Government International Bond:
4.00%, 1/15/2021	300,000	307,893
4.20%, 1/21/2024	500,000	538,870
		846,763
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,038,447)		7,875,271
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (c) (d) (Cost $85,220)	85,220	85,220
TOTAL INVESTMENTS — 98.7% (Cost $62,561,824)		64,191,112
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		859,152
NET ASSETS — 100.0%		$ 65,050,264
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.1% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2019.

See accompanying notes to financial statements.
17

SPDR DoubleLine Emerging Markets Fixed Income ETF
Schedule of Investments  (continued)
June 30, 2019

CMT	= Constant Maturity Treasury
LIBOR	= London Interbank Offered Rate
PIK	= Payment in Kind
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$56,230,621	$—	$56,230,621
Foreign Government Obligations	—	7,875,271	—	7,875,271
Short-Term Investment	85,220	—	—	85,220
TOTAL INVESTMENTS	$85,220	$64,105,892	$—	$64,191,112
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,529,453	$3,529,453	$34,252,365	$37,696,598	$—	$—	85,220	$85,220	$57,496
See accompanying notes to financial statements.
18

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 28.4%
ADVERTISING — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$ 375,000	$ 386,842
AEROSPACE & DEFENSE — 0.4%
Bombardier, Inc. 6.00%, 10/15/2022 (a)	45,000	45,193
Northrop Grumman Corp. 2.08%, 10/15/2020	392,000	391,385
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	50,000	52,389
6.38%, 6/15/2026	25,000	25,194
		514,161
AGRICULTURE — 0.7%
Altria Group, Inc. 3.49%, 2/14/2022	215,000	220,788
BAT Capital Corp. 2.30%, 8/14/2020	520,000	518,877
Reynolds American, Inc. 3.25%, 6/12/2020	65,000	65,442
		805,107
AIRLINES — 0.5%
Delta Air Lines, Inc. 3.40%, 4/19/2021	410,000	415,572
Latam Finance, Ltd. Series REGS, 6.88%, 4/11/2024	200,000	208,132
		623,704
AUTO MANUFACTURERS — 0.8%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	85,000	86,887
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	558,006
General Motors Financial Co., Inc. 3.20%, 7/6/2021	370,000	372,705
		1,017,598
AUTO PARTS & EQUIPMENT — 0.0% (b)
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (a)	55,000	57,155
See accompanying notes to financial statements.
19

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
BANKS — 5.2%
Banco de Credito del Peru:
Series REGS, 4.25%, 4/1/2023	$ 100,000	$ 104,766
Series REGS, 5.38%, 9/16/2020	90,000	92,741
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	150,000	154,685
Banco Mercantil del Norte SA Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (c)	200,000	202,458
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (c)	200,000	211,884
Bancolombia SA 5 Year CMT + 2.93%, 4.88%, 10/18/2027 (c)	200,000	205,010
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 3.27%, 3/5/2024 (c)	370,000	370,244
Bank of Montreal Series MTN, 2.90%, 3/26/2022	405,000	411,253
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (c)	200,000	197,038
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	199,237
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 3.54%, 6/1/2024 (c)	605,000	608,146
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (c)	200,000	199,200
Global Bank Corp. Series REGS, 4.50%, 10/20/2021	200,000	205,698
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	200,000	212,398
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	400,000	408,020
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (c)	200,000	203,088
Mitsubishi UFJ Financial Group, Inc. 3.22%, 3/7/2022	305,000	311,423
Morgan Stanley 3 Month USD LIBOR + 0.93%, 3.52%, 7/22/2022 (c)	595,000	598,695
Oversea-Chinese Banking Corp., Ltd. Series REGS, 4.25%, 6/19/2024	200,000	211,068
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	600,000	596,874
Toronto-Dominion Bank Series MTN, 3.25%, 6/11/2021	395,000	402,865
See accompanying notes to financial statements.
20

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (c)	$ 200,000	$ 199,402
		6,306,193
BEVERAGES — 0.0% (b)
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	60,000	61,133
BUILDING MATERIALS — 0.0% (b)
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	50,000	51,511
CHEMICALS — 0.5%
DowDuPont, Inc. 3.77%, 11/15/2020	140,000	142,661
Sherwin-Williams Co. 2.25%, 5/15/2020	212,000	211,585
UPL Corp., Ltd. Series REGS, 3.25%, 10/13/2021	200,000	200,638
		554,884
COAL — 0.1%
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	70,000	71,767
COMMERCIAL SERVICES — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026	50,000	50,812
Cintas Corp. No. 2 2.90%, 4/1/2022	590,000	599,405
Financial & Risk US Holdings, Inc. 6.25%, 5/15/2026 (a)	65,000	66,901
Garda World Security Corp. 8.75%, 5/15/2025 (a)	50,000	49,527
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	50,000	52,820
United Rentals North America, Inc.:
5.25%, 1/15/2030	35,000	35,997
6.50%, 12/15/2026	55,000	59,489
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	50,000	52,005
		966,956
COMPUTERS — 0.0% (b)
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	50,000	51,507
See accompanying notes to financial statements.
21

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Air Lease Corp. 2.50%, 3/1/2021	$ 185,000	$ 184,944
American Express Co. 3.70%, 11/5/2021	400,000	411,936
Banco BTG Pactual SA Series REGS, 5.75%, 9/28/2022	200,000	207,388
Capital One Financial Corp. 2.40%, 10/30/2020	502,000	502,447
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.38%, 12/15/2025	35,000	35,775
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	70,000	73,562
NFP Corp. 6.88%, 7/15/2025 (a)	75,000	74,186
Springleaf Finance Corp. 6.63%, 1/15/2028	40,000	42,001
Unifin Financiera SAB de CV 7.25%, 9/27/2023	200,000	206,400
Wand Merger Corp. 8.13%, 7/15/2023 (a)	50,000	50,945
		1,789,584
ELECTRIC — 2.0%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	200,000	216,872
AES Gener SA USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (c)	200,000	213,746
Calpine Corp. 5.25%, 6/1/2026 (a)	55,000	55,996
Consolidated Edison, Inc.:
2.00%, 5/15/2021	445,000	442,819
Series A, 2.00%, 3/15/2020	50,000	49,821
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	227,202
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	390,000	396,123
NRG Energy, Inc. 5.25%, 6/15/2029 (a)	40,000	42,698
Pampa Energia SA Series REGS, 7.38%, 7/21/2023	100,000	97,082
See accompanying notes to financial statements.
22

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	$ 200,000	$ 212,360
PSEG Power LLC 3.85%, 6/1/2023	330,000	343,814
Vistra Operations Co. LLC 5.63%, 2/15/2027 (a)	100,000	105,860
		2,404,393
ENGINEERING & CONSTRUCTION — 0.1%
AECOM 5.13%, 3/15/2027	100,000	103,996
ENTERTAINMENT — 0.1%
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	40,000	40,892
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	80,000	80,780
		121,672
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a) (d)	40,000	40,716
GFL Environmental, Inc. 8.50%, 5/1/2027 (a)	25,000	26,882
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	50,000	50,845
Waste Management, Inc. 2.95%, 6/15/2024	365,000	375,052
		493,495
FOOD — 1.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's Inc./Albertson's LLC 7.50%, 3/15/2026 (a)	65,000	69,418
B&G Foods, Inc. 5.25%, 4/1/2025	50,000	50,516
Grupo Bimbo SAB de CV Series REGS, 5 Year CMT + 3.28%, 5.95%, 4/17/2023 (c)	200,000	210,126
JBS Investments GmbH Series REGS, 7.25%, 4/3/2024	200,000	207,776
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	5,000	5,198
5.88%, 7/15/2024 (a)	10,000	10,289
6.75%, 2/15/2028 (a)	50,000	54,288
See accompanying notes to financial statements.
23

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 4/15/2029 (a)	$ 40,000	$ 43,448
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	200,000	208,000
Mondelez International, Inc. 3.00%, 5/7/2020	410,000	411,857
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	70,000	72,397
Post Holdings, Inc.:
5.50%, 3/1/2025 (a)	60,000	62,048
5.50%, 12/15/2029 (a) (d)	20,000	20,115
		1,425,476
FOOD SERVICE — 0.1%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	100,000	102,844
FOREST PRODUCTS & PAPER — 0.2%
Inversiones CMPC SA/Cayman Islands Branch Series REGS, 4.38%, 5/15/2023	200,000	207,922
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.38%, 2/15/2026 (a)	70,000	75,167
HEALTH CARE PRODUCTS — 0.6%
Avantor, Inc. 9.00%, 10/1/2025 (a)	65,000	72,390
Thermo Fisher Scientific, Inc. 3.60%, 8/15/2021	595,000	608,685
		681,075
HEALTH CARE SERVICES — 0.6%
Anthem, Inc. 2.50%, 11/21/2020	360,000	360,612
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	100,000	105,260
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	35,000	35,467
HCA, Inc. 5.38%, 9/1/2026	75,000	80,796
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	50,000	46,853
See accompanying notes to financial statements.
24

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	$ 75,000	$ 79,606
		708,594
HOLDING COMPANIES-DIVERS — 0.2%
CK Hutchison Capital Securities 17, Ltd. Series REGS, 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (c)	200,000	199,718
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	75,000	77,776
INSURANCE — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	50,000	51,206
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 3.52%, 12/29/2021 (c)	305,000	305,116
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020	325,000	334,968
Series MTN, 4.50%, 11/16/2021	75,000	78,789
		770,079
INTERNET — 0.3%
eBay, Inc. 2.75%, 1/30/2023	370,000	371,961
Match Group, Inc. 5.00%, 12/15/2027 (a)	55,000	57,673
		429,634
INVESTMENT COMPANY SECURITY — 0.4%
Grupo de Inversiones Suramericana SA Series REGS, 5.70%, 5/18/2021	200,000	209,802
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 5/15/2026 (a)	55,000	55,554
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	250,000	251,615
		516,971
LEISURE TIME — 0.1%
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	65,000	65,798
LODGING — 0.1%
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	65,000	66,030
See accompanying notes to financial statements.
25

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
MEDIA — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 2/15/2026 (a)	$ 95,000	$ 99,925
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	50,000	47,864
Comcast Corp. 3.45%, 10/1/2021	350,000	360,122
CSC Holdings LLC 5.25%, 6/1/2024	100,000	103,887
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	50,000	54,215
iHeartCommunications, Inc.:
6.38%, 5/1/2026	15,000	15,915
8.38%, 5/1/2027	10,000	10,467
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	70,000	72,631
5.50%, 7/1/2029 (a)	30,000	30,809
VTR Finance B.V. Series REGS, 6.88%, 1/15/2024	200,000	206,658
		1,002,493
MINING — 0.3%
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	200,000	204,536
Vedanta Resources PLC Series REGS, 7.13%, 5/31/2023	200,000	197,306
		401,842
MISCELLANEOUS MANUFACTURER — 0.3%
General Electric Co. 2.70%, 10/9/2022	320,000	319,542
OIL & GAS — 1.8%
CNOOC Finance 2013, Ltd. 3.00%, 5/9/2023	200,000	201,924
CNPC General Capital, Ltd. Series REGS, 3.95%, 4/19/2022	200,000	206,962
Ecopetrol SA 5.88%, 9/18/2023	200,000	221,446
Gulfport Energy Corp. 6.38%, 5/15/2025	45,000	34,808
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	45,000	45,334
See accompanying notes to financial statements.
26

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Indian Oil Corp., Ltd. 5.63%, 8/2/2021	$ 200,000	$ 210,974
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	25,000	22,500
Oasis Petroleum, Inc. 6.88%, 3/15/2022	20,000	19,959
ONGC Videsh, Ltd. 3.75%, 5/7/2023	200,000	204,385
Parkland Fuel Corp. 5.88%, 7/15/2027 (a) (d)	40,000	40,717
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	70,000	73,229
Pertamina Persero PT Series REGS, 4.88%, 5/3/2022	200,000	210,816
Petrobras Global Finance B.V. 5.30%, 1/27/2025	150,000	159,132
QEP Resources, Inc. 5.63%, 3/1/2026	40,000	37,580
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.00%, 9/29/2021	200,000	197,474
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027 (a)	70,000	73,476
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	75,000	79,325
Transocean, Inc. 7.25%, 11/1/2025 (a)	25,000	23,756
YPF SA Series REGS, 8.50%, 3/23/2021	150,000	153,026
		2,216,823
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	290,000	302,551
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027 (a)	80,000	83,974
		386,525
PACKAGING & CONTAINERS — 0.6%
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	75,000	77,075
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	30,000	27,160
See accompanying notes to financial statements.
27

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Packaging Corp. of America 2.45%, 12/15/2020	$ 590,000	$ 589,546
		693,781
PHARMACEUTICALS — 2.1%
AstraZeneca PLC 2.38%, 11/16/2020	605,000	605,508
Bausch Health Cos., Inc.:
5.75%, 8/15/2027 (a)	50,000	52,530
7.00%, 1/15/2028 (a)	35,000	36,255
7.25%, 5/30/2029 (a)	35,000	36,384
Bristol-Myers Squibb Co. 2.60%, 5/16/2022 (a)	395,000	399,795
Cardinal Health, Inc. 2.62%, 6/15/2022	595,000	598,475
Cigna Corp. 3.40%, 9/17/2021 (a)	385,000	392,457
CVS Health Corp. 2.80%, 7/20/2020	385,000	386,024
		2,507,428
PIPELINES — 0.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	90,000	89,994
Cheniere Energy Partners L.P. 5.63%, 10/1/2026 (a)	90,000	94,959
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026 (a)	25,000	26,022
Oleoducto Central SA Series REGS, 4.00%, 5/7/2021	200,000	203,512
		414,487
REAL ESTATE INVESTMENT TRUSTS — 0.2%
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	75,000	76,772
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027 (a)	50,000	53,853
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	70,000	73,470
		204,095
See accompanying notes to financial statements.
28

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
RETAIL — 0.4%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	$ 50,000	$ 50,437
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	75,000	74,245
Carvana Co. 8.88%, 10/1/2023 (a)	20,000	20,196
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	60,000	61,807
PetSmart, Inc. 5.88%, 6/1/2025 (a)	50,000	48,495
SACI Falabella Series REGS, 3.75%, 4/30/2023	200,000	205,202
Staples, Inc. 7.50%, 4/15/2026 (a)	60,000	59,576
		519,958
SEMICONDUCTORS — 0.6%
Analog Devices, Inc. 2.95%, 1/12/2021	390,000	393,416
Microchip Technology, Inc. 3.92%, 6/1/2021	385,000	392,119
		785,535
SOFTWARE — 0.2%
CDK Global, Inc. 5.25%, 5/15/2029 (a)	15,000	15,514
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	45,000	48,934
Informatica LLC 7.13%, 7/15/2023 (a)	80,000	81,354
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	85,000	88,281
		234,083
TELECOMMUNICATIONS — 1.6%
AT&T, Inc. 2.80%, 2/17/2021	360,000	362,254
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	200,000	210,364
C&W Senior Financing DAC Series REGS, 7.50%, 10/15/2026	200,000	209,338
See accompanying notes to financial statements.
29

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
CommScope Finance LLC 5.50%, 3/1/2024 (a)	$ 75,000	$ 76,963
Comunicaciones Celulares SA Via Comcel Trust 6.88%, 2/6/2024	200,000	207,020
Frontier Communications Corp. 8.00%, 4/1/2027 (a)	50,000	52,051
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	50,000	51,321
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	50,000	40,866
Level 3 Financing, Inc. 5.38%, 1/15/2024	70,000	71,559
Millicom International Cellular SA Series REGS, 6.00%, 3/15/2025	200,000	207,600
Sprint Capital Corp. 6.88%, 11/15/2028	50,000	51,378
Sprint Corp. 7.13%, 6/15/2024	50,000	53,047
T-Mobile USA, Inc. 4.50%, 2/1/2026	75,000	76,867
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 3.62%, 5/15/2025 (c)	330,000	334,184
		2,004,812
TRANSPORTATION — 0.5%
FedEx Corp. 3.40%, 1/14/2022	235,000	240,967
Union Pacific Corp. 3.20%, 6/8/2021	390,000	397,258
		638,225
TRUCKING & LEASING — 0.4%
Avolon Holdings Funding, Ltd.:
3.63%, 5/1/2022 (a)	355,000	359,757
5.25%, 5/15/2024 (a)	100,000	106,707
		466,464
TOTAL CORPORATE BONDS & NOTES (Cost $33,890,084)		34,504,835
ASSET-BACKED SECURITIES — 3.3%
AUTOMOBILE — 0.3%
Westlake Automobile Receivables Trust Series 2017-2A, Class C, 2.59%, 12/15/2022 (a)	400,000	400,170
See accompanying notes to financial statements.
30

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
OTHER ABS — 3.0%
Ajax Mortgage Loan Trust Series 2018-E, Class A, 4.38%, 6/25/2058 (a) (c)	$ 491,665	$ 497,155
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.54%, 6/15/2028 (a) (c)	71,000	71,377
BSPRT Issuer, Ltd. Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 3.63%, 5/15/2029 (a)	100,000	100,031
Consumer Loan Underlying Bond Credit Trust 2018-P1 Series 2018-P1, Class A, 3.39%, 7/15/2025 (a)	228,948	229,556
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 3.52%, 5/15/2028 (a) (c)	100,000	99,850
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 3.89%, 5/9/2036 (a) (c)	100,000	100,125
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 3.54%, 6/15/2028 (a) (c)	100,000	100,000
Marlette Funding Trust:
Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	500,000	502,859
Series 2018-3A, Class A, 3.20%, 9/15/2028 (a)	235,562	236,247
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	250,000	249,511
Sofi Consumer Loan Program 2018-2 Trust Series 2018-2, Class A1, 2.93%, 4/26/2027 (a)	70,578	70,628
Sofi Consumer Loan Program LLC:
Series 2017-6, Class A2, 2.82%, 11/25/2026 (a)	300,000	300,534
Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	129,965	130,810
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	493,333	508,688
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 (a) (e)	391,737	394,566
		3,591,937
TOTAL ASSET-BACKED SECURITIES (Cost $3,961,402)		3,992,107
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
BRAZIL — 0.3%
Banco Bradesco (Cayman) 5.90%, 1/16/2021	200,000	207,958
See accompanying notes to financial statements.
31

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Brazilian Government International Bond 4.88%, 1/22/2021	$ 200,000	$ 207,188
		415,146
COLOMBIA — 0.2%
Colombia Government International Bond 4.38%, 7/12/2021	200,000	207,144
DOMINICAN REPUBLIC — 0.2%
Dominican Republic International Bond Series REGS, 7.50%, 5/6/2021	200,000	210,862
INDONESIA — 0.2%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	207,746
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,040,245)		1,040,898
U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.1%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/2032	749,238	775,248
Series 264, Class F1, 1 Month USD LIBOR + 0.55%, 2.94%, 7/15/2042 (c)	1,971,471	1,982,105
Series 4125, Class FH, 1 Month USD LIBOR + 0.35%, 2.74%, 11/15/2042 (c)	763,940	759,097
Series 3798, Class FG, CMO, 1 Month USD LIBOR + 0.51%, 2.90%, 1/15/2041 (c)	2,490,082	2,499,434
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	1,671,912	1,653,894
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	585,885	579,250
Series 4125, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.35%, 2.74%, 11/15/2042 (c)	441,067	438,275
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	285,569	281,383
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	629,200	642,254
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	873,369	884,016
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.22%, 2/15/2048 (c)	906,074	901,382
Series K722, Class X1, IO, 1.44%, 3/25/2023 (c)	478,547	18,334
Federal National Mortgage Association:
3.00%, 11/1/2033	1,673,774	1,708,824
3.00%, 11/1/2036	513,763	523,325
Series 2010-141, Class FB, 1 Month USD LIBOR + 0.47%, 2.87%, 12/25/2040 (c)	313,611	314,038
Series 2012-56, Class FA, CMO, 1 Month USD LIBOR + 0.55%, 2.95%, 6/25/2042 (c)	1,815,558	1,829,863
See accompanying notes to financial statements.
32

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 2018-77, Class FA, CMO, 1 Month USD LIBOR + 0.30%, 2.70%, 10/25/2048 (c)	$ 876,831	$ 870,813
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.65%, 6/25/2037 (c)	676,670	671,446
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	1,909,020	1,901,211
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	466,994	473,280
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 2.54%, 3/25/2046 (c)	624,932	622,729
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	809,976	820,373
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	740,932	750,485
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.70%, 12/25/2047 (c)	864,693	857,992
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.70%, 5/25/2048 (c)	874,642	870,271
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.70%, 6/25/2048 (c)	826,780	824,018
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.65%, 11/25/2033 (c)	808,443	800,532
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.20%, 6/25/2048 (c)	822,903	817,275
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.63%, 9/20/2035 (c)	713,255	709,036
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 2.74%, 11/20/2043 (c)	584,640	581,712
Series 2017-116, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 2.63%, 5/20/2044 (c)	695,221	691,489
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $28,111,134)		28,053,384
U.S. TREASURY OBLIGATIONS — 28.5%
Treasury Bill:
2.13%, 9/5/2019	4,000,000	3,984,734
2.25%, 7/11/2019	870,000	869,544
2.36%, 10/3/2019	6,000,000	5,967,528
2.39%, 10/10/2019	6,110,000	6,074,631
2.48%, 11/7/2019	4,080,000	4,050,180
2.52%, 8/15/2019	3,770,000	3,760,342
Treasury Notes:
1.63%, 4/30/2023	3,530,000	3,515,935
2.25%, 3/31/2020	2,300,000	2,303,863
See accompanying notes to financial statements.
33

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
2.25%, 12/31/2023	$ 3,920,000	$ 4,004,831
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,335,729)		34,531,588
MORTGAGE-BACKED SECURITIES — 10.4%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	375,404	313,350
AREIT Trust Series 2018-CRE1, Class B, 1 Month USD LIBOR + 1.65%, 4.05%, 2/14/2035 (a) (c)	81,000	81,127
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.44%, 12/15/2036 (a) (c)	36,000	36,274
Atrium Hotel Portfolio Trust 2018-ATRM Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 3.34%, 6/15/2035 (a) (c)	100,000	99,827
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 3/15/2036 (a) (c)	85,313	85,339
BANK Series 2017-BNK6, Class XA, IO, 1.00%, 7/15/2060 (c)	1,127,652	56,362
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 3.59%, 8/15/2036 (a) (c)	17,000	16,875
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 4.09%, 8/15/2036 (a) (c)	19,000	18,996
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 4.89%, 8/15/2036 (a) (c)	38,000	38,070
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 5.89%, 8/15/2036 (a) (c)	38,000	38,056
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 3.12%, 3/15/2037 (a) (c)	101,000	100,659
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 10/15/2037 (a) (c)	12,519	12,496
Bear Stearns Commercial Mortgage Securities Trust Series 2014-BXO, Class E, 1 Month USD LIBOR + 3.75%, 6.14%, 8/15/2027 (a) (c)	26,000	26,020
Bellemeade Re, Ltd. Series 2017-1, Class M1, 1 Month USD LIBOR + 1.70%, 4.10%, 10/25/2027 (a) (c)	321,495	323,483
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.66%, 1/15/2051 (c)	2,263,968	78,985
BHMS Series 2018-ATLS, , Class A, 1 Month USD LIBOR + 1.25%, 3.64%, 7/15/2035 (a) (c)	75,000	75,046
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 3.21%, 6/15/2035 (a) (c)	115,000	114,669
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 4.35%, 3/15/2037 (a) (c)	257,000	257,641
BX Trust:
See accompanying notes to financial statements.
34

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 2017-APPL, Class B, 1 Month USD LIBOR + 1.15%, 3.54%, 7/15/2034 (a) (c)	$ 75,650	$ 75,659
Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.48%, 9/15/2037 (a) (c)	13,611	13,575
BX Trust 2018-BILT Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 3.19%, 5/15/2030 (a) (c)	115,000	114,782
BX Trust 2018-MCSF Series 2018-MCSF, Class F, 1 Month USD LIBOR + 2.65%, 5.04%, 4/15/2035 (a) (c)	47,000	47,235
BXMT, Ltd. Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 4.34%, 6/15/2035 (a) (c)	150,000	150,371
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 3.46%, 12/15/2037 (a) (c)	79,000	79,275
Cantor Commercial Real Estate:
Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a)	163,000	171,610
Series 2019-CF1, Class 65B, 4.14%, 5/15/2052 (a)	163,000	166,550
CFCRE Commercial Mortgage Trust:
Series 2018-TAN, Class B, 4.69%, 2/15/2033 (a)	55,000	57,757
Series 2018-TAN, Class C, 5.29%, 2/15/2033 (a)	55,000	58,107
Series 2018-TAN, Class D, 6.10%, 2/15/2033 (a)	33,000	35,209
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 1 Month USD LIBOR + 0.79%, 3.18%, 7/15/2032 (a) (c)	100,000	100,000
CGGS Commercial Mortgage Trust Series 2018-WSS, Class D, 1 Month USD LIBOR + 2.30%, 4.69%, 2/15/2037 (a) (c)	100,000	100,117
CGGS Commercial Mortgage Trust 2018-WSS Series 2018-WSS, Class A, 1 Month USD LIBOR + 0.90%, 3.29%, 2/15/2037 (a) (c)	100,000	99,905
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00%, 5.39%, 11/15/2036 (a) (c)	59,000	59,145
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74%, 6.14%, 11/15/2036 (a) (c)	131,000	131,426
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 4.19%, 12/15/2036 (a) (c)	95,000	95,199
Series 2016-GC37, Class XA, IO, 1.94%, 4/10/2049 (c)	502,087	46,887
CLNS Trust:
Series 2017-IKPR, Class C, 1 Month USD LIBOR + 1.10%, 3.51%, 6/11/2032 (a) (c)	81,000	81,003
Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.46%, 6/11/2032 (a) (c)	18,000	18,035
Series 2017-IKPR, Class E, 1 Month USD LIBOR + 3.50%, 5.91%, 6/11/2032 (a) (c)	18,000	18,099
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, 2.93%, 2/25/2048 (a) (c)	127,070	126,825
See accompanying notes to financial statements.
35

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 3.83%, 10/15/2031 (a) (c)	$ 100,000	$ 98,587
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 9/15/2033 (a) (c)	70,000	69,737
Series 2015-CR25, Class XA, IO, 1.05%, 8/10/2048 (c)	1,326,402	58,864
Credit Suisse Mortgage Capital Certificates:
Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 4.29%, 7/15/2032 (a) (c)	29,000	29,067
Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 3.37%, 5/15/2036 (a) (c)	102,000	102,102
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.40%, 6/15/2050 (c)	341,636	19,864
Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050 (c)	994,569	47,577
Series 2017-CX9, Class XA, IO, 1.03%, 9/15/2050 (c)	1,843,592	68,530
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 3.20%, 5/15/2035 (a) (c)	139,221	139,344
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 4/15/2036 (a) (c)	100,000	100,031
Federal Home Loan Mortgage Corp.:
Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 2.41%, 7/15/2047 (c)	1,132,273	1,126,951
Series 4818, Class FC, 1 Month USD LIBOR + 0.30%, 2.69%, 4/15/2048 (c)	683,366	677,499
Federal National Mortgage Association:
Series 2012-56, Class FK, 1 Month USD LIBOR + 0.45%, 2.85%, 6/25/2042 (c)	1,111,566	1,107,780
Series 2017-96, Class FA, 1 Month USD LIBOR + 0.40%, 2.80%, 12/25/2057 (c)	972,589	968,341
Series 2018-55, Class FA, 1 Month USD LIBOR + 0.30%, 2.36%, 8/25/2048 (c)	848,805	842,990
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 3.28%, 11/21/2035 (a) (c)	61,331	61,331
GPT 2018-GPP Mortgage Trust Series 2018-GPP, Class B, 1 Month USD LIBOR + 1.28%, 3.67%, 6/15/2035 (a) (c)	37,500	37,458
Great Wolf Trust Series 2017-WOLF, Class B, 1 Month USD LIBOR + 1.10%, 3.49%, 9/15/2034 (a) (c)	100,000	100,001
GS Mortgage Securities Corp. Trust Series 2018-FBLU, Class E, 1 Month USD LIBOR + 2.75%, 5.14%, 11/15/2035 (a) (c)	53,000	53,301
GS Mortgage Securities Trust:
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 3.89%, 7/15/2032 (a) (c)	50,000	50,012
See accompanying notes to financial statements.
36

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 4.19%, 7/15/2032 (a) (c)	$ 107,000	$ 107,026
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 3.29%, 7/15/2031 (a) (c)	100,000	99,932
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 3.99%, 7/15/2031 (a) (c)	100,000	99,651
Series 2017-GS7, Class XA, IO, 1.28%, 8/10/2050 (c)	391,951	27,100
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 6/15/2032 (a) (c)	98,155	98,343
JP Morgan Chase Commercial Mortgage Securities Trust:
1 Month USD LIBOR + 0.96% , 3.34%, 7/15/2036 (a) (c)	107,000	107,002
Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (c)	3,937	3,949
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 5.03%, 7/5/2033 (a) (c)	100,000	99,976
Series 2016-JP4, Class XA, IO, 0.88%, 12/15/2049 (c)	1,666,105	57,963
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6 Series 2014-FL6, Class B, 1 Month USD LIBOR + 2.28%, 4.67%, 11/15/2031 (a) (c)	65,857	65,878
LMREC 2015-CRE1, Inc. Series 2015-CRE1, Class AR, 1 Month USD LIBOR + 0.98% , 2.86%, 2/22/2032 (a) (c)	60,333	60,333
LoanCore 2019-CRE3 Issuer, Ltd. Series 2019-CRE3, Class A, 1 Month USD LIBOR + 1.05%, 3.44%, 4/15/2034 (a) (c)	100,000	100,188
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 1.14%, 4/15/2047 (c)	832,427	31,472
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	1,218,657	35,937
Morgan Stanley Capital I Trust:
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 3.29%, 7/15/2035 (a) (c)	74,000	73,944
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 3.69%, 5/15/2036 (a) (c)	163,000	162,997
Series 2016-UB12, Class XA, IO, 0.93%, 12/15/2049 (c)	1,595,352	63,904
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 3.29%, 10/15/2037 (a) (c)	79,000	79,055
Natixis Commercial Mortgage Securities Trust 2018-850T:
Series 2018-850T, Class C, 1 Month USD LIBOR + 0.15%, 3.55%, 7/15/2033 (a) (c)	100,000	99,408
Series 2018-850T, Class D, 1 Month USD LIBOR + 0.14%, 3.85%, 7/15/2033 (a) (c)	100,000	99,914
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 3.39%, 6/15/2035 (a) (c)	96,002	95,700
See accompanying notes to financial statements.
37

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Principal Amount	Value
PFP, Ltd. Series 2019-5, Class A, 1 Month USD LIBOR + 0.97%, 3.37%, 4/14/2036 (a) (c)	$ 100,000	$ 100,031
RAIT Trust Series 2017-FL7, Class AS, 1 Month USD LIBOR + 1.30%, 3.69%, 6/15/2037 (a) (c)	6,000	5,957
Ready Capital Mortgage Trust Series 2019-5, Class A, 3.78%, 2/25/2052 (a)	95,765	97,766
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 3.40%, 3/25/2034 (a) (c)	100,000	99,658
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 3.34%, 6/15/2033 (a) (c)	15,000	15,038
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 3.64%, 6/15/2033 (a) (c)	15,000	14,944
Shelter Growth CRE 2019-FL2 Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 1.80%, 4.69%, 5/15/2036 (a) (c)	100,000	100,185
TPG Real Estate Finance, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.75%, 3.14%, 2/15/2035 (a) (c)	20,633	20,633
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.74%, 6/15/2050 (c)	803,735	74,442
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	868,837	889,248
Series 2016-1, Class AFX, ABS, 3.53%, 4/25/2046 (a) (c)	46,282	46,229
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, 1.53%, 6/15/2052 (a) (c) (d)	1,036,000	106,077
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.89%, 12/15/2046 (c)	1,137,519	29,675
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,892,014)		12,648,968
SENIOR FLOATING RATE LOANS — 0.0% (b)
MEDIA — 0.0% (b)
Tribune Media Co. Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 12/27/2020 (c) (Cost $4,248)	4,247	4,252

See accompanying notes to financial statements.
38

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g) (Cost $6,248,841)	6,248,841	$ 6,248,841
TOTAL INVESTMENTS — 99.7% (Cost $120,483,697)		121,024,873
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		319,187
NET ASSETS — 100.0%		$ 121,344,060
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.8% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
ABS	= Asset-Backed Security
CMO	= Collateralized Mortgage Obligation
CMT	= Constant Maturity Treasury
IO	= Interest Only
LIBOR	= London Interbank Offered Rate
MTN	= Medium Term Note
REMIC	= Real Estate Mortgage Investment Conduit
See accompanying notes to financial statements.
39

SPDR DoubleLine Short Duration Total Return Tactical ETF
Schedule of Investments  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$ —	$ 3,992,107	$—	$ 3,992,107
Corporate Bonds & Notes	—	34,504,835	—	34,504,835
Foreign Government Obligations	—	1,040,898	—	1,040,898
Senior Floating Rate Loans	—	4,252	—	4,252
Mortgage-Backed Securities	—	12,648,968	—	12,648,968
U.S. Government Agency Obligations	—	28,053,384	—	28,053,384
U.S. Treasury Obligations	—	34,531,588	—	34,531,588
Short-Term Investment	6,248,841	—	—	6,248,841
TOTAL INVESTMENTS	$6,248,841	$114,776,032	$—	$121,024,873
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	376,094	$376,094	$62,395,542	$56,522,795	$—	$—	6,248,841	$6,248,841	$58,916
See accompanying notes to financial statements.
40

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 16.9%
ARGENTINA — 0.4%
Other Securities		$ 11,544,324
AUSTRALIA — 0.3%
Other Securities		8,555,715
BELGIUM — 0.1%
Other Security		1,962,385
BRAZIL — 0.9%
Other Securities		31,270,950
CANADA — 0.5%
Other Securities		17,356,741
CAYMAN ISLANDS — 0.2%
Other Securities		4,982,550
CHILE — 0.9%
Other Securities		29,934,027
CHINA — 0.1%
Other Securities		4,611,604
COLOMBIA — 0.2%
Other Securities		8,007,702
COSTA RICA — 0.0% (a)
Other Securities		1,321,871
DOMINICAN REPUBLIC — 0.2%
Other Securities		6,458,951
FRANCE — 0.0% (a)
Other Security		743,140
HONG KONG — 0.0% (a)
Other Security		1,133,308
INDIA — 1.1%
Other Securities		38,087,990
INDONESIA — 0.0% (a)
Other Security		1,064,464
IRELAND — 0.3%
Other Securities		9,041,295
ISRAEL — 0.1%
Other Securities		2,626,059
See accompanying notes to financial statements.
41

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
JAMAICA — 0.0% (a)
Other Securities		$ 1,108,416
JAPAN — 0.1%
Other Securities		3,373,766
LUXEMBOURG — 0.3%
Other Securities		8,988,321
MALAYSIA — 0.4%
Other Securities		12,249,300
MAURITIUS — 0.1%
Other Security		3,060,660
MEXICO — 1.1%
Other Securities		35,474,341
NETHERLANDS — 0.3%
Other Securities		10,100,084
NORWAY — 0.0% (a)
Other Security		371,934
PANAMA — 0.1%
Other Securities		4,370,461
PERU — 0.0% (a)
Other Securities		1,249,029
PHILIPPINES — 0.2%
Other Security		6,187,600
SINGAPORE — 0.5%
Other Securities		16,131,310
SPAIN — 0.1%
Other Securities		1,977,483
SWITZERLAND — 0.0% (a)
Other Security		166,232
THAILAND — 0.0% (a)
Other Security		507,050
UNITED KINGDOM — 0.4%
Other Securities		11,435,400
UNITED STATES — 8.0%
Other Securities		267,389,553
Total Corporate Bonds & Notes (Cost $546,495,054)		562,844,016
See accompanying notes to financial statements.
42

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 2.1%
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 2.57%, 1/25/2037 (b)	$28,568,210	$ 23,499,863
Other Securities		46,380,385
Total Asset-Backed Securities (Cost $68,926,429)		69,880,248
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
ARGENTINA — 0.2%
Other Securities		7,855,834
BRAZIL — 0.1%
Other Security		2,544,275
CANADA — 0.0% (a)
Other Security		506,949
CHILE — 0.1%
Other Security		1,561,410
COLOMBIA — 0.0% (a)
Other Securities		673,530
COSTA RICA — 0.1%
Other Security		3,081,072
DOMINICAN REPUBLIC — 0.0% (a)
Other Security		1,045,780
INDONESIA — 0.2%
Other Securities		7,220,110
ISRAEL — 0.1%
Other Security		1,550,205
LUXEMBOURG — 0.0% (a)
Other Security		716,010
PANAMA — 0.1%
Other Security		4,265,160
PHILIPPINES — 0.2%
Other Security		5,388,700
Total Foreign Government Obligations (Cost $37,410,380)		36,409,035
See accompanying notes to financial statements.
43

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 4.6%
AEROSPACE & DEFENSE — 0.1%
Other Securities		$ 1,958,666
AUTO COMPONENTS — 0.1%
Other Securities		4,762,983
BUILDING PRODUCTS — 0.1%
Other Security		3,011,083
CAPITAL MARKETS — 0.1%
Other Securities		3,500,365
CASINO SERVICES — 0.0% (a)
Other Security		705,786
CHEMICALS — 0.1%
Other Securities		4,777,416
COMMERCIAL SERVICES — 0.0% (a)
Other Security		1,011,737
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Other Securities		9,570,123
COMMUNICATIONS EQUIPMENT — 0.1%
Other Securities		2,372,869
CONSTRUCTION & ENGINEERING — 0.0% (a)
Other Securities		722,296
CONSTRUCTION MATERIALS — 0.0% (a)
Other Securities		1,317,769
CONTAINERS & PACKAGING — 0.1%
Other Securities		4,195,675
DIVERSIFIED FINANCIAL SERVICES — 0.0% (a)
Other Securities		1,261,749
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Other Securities		7,322,493
ELECTRICAL EQUIPMENT — 0.1%
Other Security		2,092,618
ELECTRIC-GENERATION — 0.1%
Other Securities		1,509,557
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (a)
Other Security		567,171
See accompanying notes to financial statements.
44

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
ENERGY EQUIPMENT & SERVICES — 0.0% (a)
Other Security		$ 1,243,525
FINANCIAL SERVICES — 0.1%
Other Security		2,774,949
FOOD & STAPLES RETAILING — 0.1%
Other Security		2,966,702
FOOD PRODUCTS — 0.1%
Other Security		1,560,643
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Other Securities		13,797,970
HEALTH CARE TECHNOLOGY — 0.0% (a)
Other Security		1,442,240
HOTELS, RESTAURANTS & LEISURE — 0.3%
Other Securities		8,850,713
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Other Security		3,151,399
INSURANCE — 0.1%
Other Securities		4,630,211
INTERACTIVE MEDIA & SERVICES — 0.1%
Other Securities		2,289,856
IT SERVICES — 0.1%
Other Securities		3,344,705
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Other Securities		1,683,180
MACHINERY — 0.1%
Other Securities		4,753,393
MACHINERY-CONSTRUCTION & MINING — 0.0% (a)
Other Securities		959,386
MEDIA — 0.2%
Other Securities		7,253,142
METAL-DIVERSIFIED — 0.0% (a)
Other Security		362,595
METALS & MINING — 0.1%
Other Security		1,627,659
See accompanying notes to financial statements.
45

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
MRI/MEDICAL DIAG IMAGING — 0.0% (a)
Other Securities		$ 1,283,002
OIL REFINING & MARKETING — 0.0% (a)
Other Security		793,748
OIL, GAS & CONSUMABLE FUELS — 0.1%
Other Security		3,104,616
PHARMACEUTICALS — 0.1%
Other Securities		1,531,672
PIPELINES — 0.1%
Other Security		1,948,079
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Other Securities		3,140,702
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (a)
Other Security		415,908
RETAIL-RESTAURANTS — 0.1%
Other Security		1,688,262
SOFTWARE — 0.6%
Other Securities		20,050,936
TELECOM SERVICES — 0.0% (a)
Other Security		695,010
TELECOMMUNICATION EQUIP — 0.1%
Other Security		2,607,941
TELEVISION — 0.1%
Other Security		2,888,466
TRADING COMPANIES & DISTRIBUTORS — 0.0% (a)
Other Security		345,091
Total Senior Floating Rate Loans (Cost $155,421,475)		153,846,057
U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.5%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	$ 15,693,695	15,998,115
3.00%, 1/1/2045	2,516,294	2,560,465
3.00%, 2/1/2045	1,769,571	1,798,692
3.00%, 3/1/2045	1,879,138	1,910,062
3.00%, 4/1/2045	13,042,495	13,257,128
3.00%, 4/1/2045	25,429,318	25,875,707
See accompanying notes to financial statements.
46

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.00%, 5/1/2045	$ 6,595,649	$ 6,704,190
3.00%, 8/1/2045	18,075,389	18,372,847
3.50%, 2/1/2045	3,217,120	3,325,882
3.50%, 4/1/2045	17,568,842	18,222,776
3.50%, 4/1/2045	10,519,516	10,861,124
3.50%, 6/1/2045	12,974,168	13,457,083
3.50%, 10/1/2045	15,172,162	15,736,889
3.50%, 2/1/2046	15,054,647	15,509,771
4.00%, 4/1/2047	38,238,857	39,842,995
4.00%, 7/1/2047	11,855,963	12,353,326
4.00%, 10/1/2047	24,332,444	25,353,201
4.50%, 6/1/2044	2,266,086	2,410,931
Series 326, Class 300, CMO 3.00%, 3/15/2044	31,608,430	32,017,244
Series 358, Class 300, CMO 3.00%, 10/15/2047	32,022,074	32,947,418
Series 3822, Class ZG, CMO, REMIC 4.00%, 2/15/2041	3,823,064	4,141,370
Series 3852, Class NS, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 3.61%, 5/15/2041 (b)	10,670,777	1,204,330
Series 3889, Class VZ, CMO, REMIC 4.00%, 7/15/2041	11,186,366	11,617,878
Series 3935, Class SJ, CMO, IO, REMIC 6.65% - 1 Month USD LIBOR, 4.26%, 5/15/2041 (b)	2,342,900	228,052
Series 4120, Class KA, CMO, REMIC 1.75%, 10/15/2032	16,045,348	15,861,680
Series 4165, Class ZT, CMO, REMIC 3.00%, 2/15/2043	16,192,503	16,162,597
Series 4215, Class KC, CMO, REMIC 2.25%, 3/15/2038	9,305,728	9,294,722
Series 4364, Class ZX, CMO, REMIC 4.00%, 7/15/2044	29,257,269	31,766,976
Series 4434, Class LZ, CMO, REMIC 3.00%, 2/15/2045	3,415,931	3,304,340
Series 4444, Class CZ, CMO, REMIC 3.00%, 2/15/2045	12,525,080	12,238,431
Series 4447, Class A, CMO, REMIC 3.00%, 6/15/2041	1,717,749	1,750,164
Series 4447, Class Z, CMO, REMIC 3.00%, 3/15/2045	4,134,070	4,066,675
See accompanying notes to financial statements.
47

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 4471, Class BA, CMO, REMIC 3.00%, 12/15/2041	$ 6,020,724	$ 6,128,410
Series 4471, Class GA, CMO, REMIC 3.00%, 2/15/2044	9,234,012	9,390,476
Series 4474, Class ZX, CMO, REMIC 4.00%, 4/15/2045	12,182,358	13,196,992
Series 4481, Class B, CMO, REMIC 3.00%, 12/15/2042	6,204,737	6,312,477
Series 4483, Class CA, CMO, REMIC 3.00%, 6/15/2044	11,350,881	11,542,581
Series 4484, Class CD, CMO, REMIC 1.75%, 7/15/2030	12,471,111	12,288,307
Series 4491, Class B, CMO, REMIC 3.00%, 8/15/2040	11,446,096	11,602,142
Series 4492, Class GZ, CMO, REMIC 3.50%, 7/15/2045	8,713,254	9,089,715
Series 4499, Class AB, CMO, REMIC 3.00%, 6/15/2042	12,314,858	12,533,602
Series 4504, Class CA, CMO, REMIC 3.00%, 4/15/2044	12,260,750	12,473,762
Series 4511, Class QA, CMO, REMIC 3.00%, 1/15/2041	9,890,602	10,025,885
Series 4511, Class QC, CMO, REMIC 3.00%, 12/15/2040	8,011,951	8,121,135
Series 4533, Class AB, CMO, REMIC 3.00%, 6/15/2044	8,685,737	8,851,018
Series 4543, Class HG, CMO, REMIC 2.70%, 4/15/2044	16,140,225	16,225,575
Series 4582, Class HA, CMO, REMIC 3.00%, 9/15/2045	12,583,990	12,845,081
Series 4629, Class KA, CMO, REMIC 3.00%, 3/15/2045	39,703,941	40,649,733
Series 4750, Class PA, 3.00%, 7/15/2046	22,399,665	22,606,129
Series 4792, Class A, CMO, REMIC 3.00%, 5/15/2048	24,258,082	24,529,933
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,323,765
Federal National Mortgage Association:
2.50%, 9/1/2046	4,897,526	4,828,588
2.50%, 2/1/2047	13,186,961	13,099,786
3.00%, 5/1/2035	8,990,674	9,166,672
3.00%, 10/1/2041	30,442,058	30,864,631
See accompanying notes to financial statements.
48

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3.00%, 3/1/2043	$ 5,167,047	$ 5,253,580
3.00%, 7/1/2043	8,399,737	8,481,287
3.00%, 1/1/2045	1,895,169	1,910,378
3.00%, 3/1/2045	2,633,574	2,675,346
3.00%, 4/1/2045	10,893,917	10,969,315
3.00%, 7/1/2045	31,267,868	31,791,514
3.00%, 11/1/2045	20,630,202	20,957,420
3.00%, 2/1/2047	25,382,427	25,734,766
3.50%, 9/1/2034	2,402,370	2,489,653
3.50%, 12/1/2034	2,139,692	2,217,431
3.50%, 2/1/2035	1,370,280	1,420,065
3.50%, 1/1/2045	12,981,977	13,457,290
3.50%, 2/1/2045	4,464,182	4,612,323
3.50%, 6/1/2045	12,525,184	12,983,930
4.50%, 3/1/2044	2,490,308	2,647,718
4.50%, 6/1/2044	1,252,491	1,331,660
4.50%, 7/1/2044	1,207,641	1,283,975
4.50%, 2/1/2045	1,508,193	1,603,524
Series 2010-109, Class N, CMO, REMIC 3.00%, 10/25/2040	2,679,287	2,728,046
Series 2011-51, Class CI, CMO, IO, REMIC 6.00% - 1 Month USD LIBOR, 3.60%, 6/25/2041 (b)	6,930,494	1,002,901
Series 2012-101, Class AP, CMO, REMIC 2.00%, 8/25/2040	6,966,994	6,893,855
Series 2012-127, Class PA, CMO, REMIC 2.75%, 11/25/2042	3,463,308	3,477,508
Series 2012-151, Class SB, CMO, REMIC 6.00% - 1 Month USD LIBOR, 2.34%, 1/25/2043 (b)	1,248,324	1,011,230
Series 2013-114, Class HZ, CMO, REMIC 3.00%, 11/25/2038	16,913,082	17,096,733
Series 2013-18, Class CD, CMO, REMIC 1.50%, 10/25/2027	4,833,568	4,760,332
Series 2013-30, Class PS, CMO, REMIC 6.00% - 1 Month USD LIBOR, 2.34%, 4/25/2043 (b)	1,718,187	1,553,080
Series 2014-21, Class GZ, CMO, REMIC 3.00%, 4/25/2044	6,464,106	6,451,091
Series 2014-39, Class ZA, CMO, REMIC 3.00%, 7/25/2044	9,292,934	9,252,037
Series 2015-42, Class CA, CMO, REMIC 3.00%, 3/25/2044	7,142,913	7,253,644
See accompanying notes to financial statements.
49

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 2015-9, Class HA, CMO, REMIC 3.00%, 1/25/2045	$ 10,249,812	$ 10,364,669
Series 2015-95, Class AP, CMO, REMIC 3.00%, 8/25/2042	13,738,073	13,887,680
Series 2016-21, Class BZ, CMO, REMIC 3.00%, 4/25/2046	4,774,223	4,594,148
Series 2016-32, Class LA, CMO, REMIC 3.00%, 10/25/2044	11,861,676	12,187,867
Series 2016-72, Class PA, CMO, REMIC 3.00%, 7/25/2046	19,833,676	20,137,786
Series 2016-81, Class PA, CMO, REMIC 3.00%, 2/25/2044	27,156,655	27,601,697
Series 2016-9, Class A, CMO, REMIC 3.00%, 9/25/2043	10,262,356	10,371,248
Series 2016-92, Class A, CMO, REMIC 3.00%, 4/25/2042	32,460,210	32,961,288
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,191,259
Series 2017-13, Class CA, CMO, REMIC 2.50%, 10/25/2043	25,122,164	25,032,342
Series 2017-15, Class MA, CMO, REMIC 3.00%, 2/25/2042	15,665,167	15,864,982
Series 2017-18, Class A, CMO, REMIC 3.00%, 8/25/2042	39,937,794	40,607,423
Series 2017-32, Class CA, CMO, REMIC 3.00%, 10/25/2042	37,893,757	38,370,169
Series 2017-87, Class BA, CMO, REMIC 3.00%, 12/25/2042	27,925,558	28,317,098
Series 2017-9, Class EA, CMO, REMIC 3.00%, 10/25/2042	64,662,621	65,526,759
Series 2018-27, Class JA, CMO, REMIC 3.00%, 12/25/2047	15,348,299	15,485,830
Series 2018-38, Class JB, CMO, REMIC 3.00%, 6/25/2048	12,343,547	12,424,870
Series 2018-M10, Class A1, 3.50%, 7/25/2028 (b)	20,488,605	21,769,636
Other Securities		12,270,642
Total U.S. Government Agency Obligations (Cost $1,347,621,468)		1,352,118,481
U.S. TREASURY OBLIGATIONS — 23.3%
Treasury Bill:
2.37%, 8/15/2019	57,900,000	57,751,668
See accompanying notes to financial statements.
50

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
2.39%, 10/17/2019	$ 90,000,000	$ 89,457,921
2.51%, 1/2/2020 (c)	93,700,000	92,737,935
2.51%, 2/27/2020	94,000,000	92,790,024
Treasury Inflation Protected Indexed Notes 0.63%, 4/15/2023	22,938,449	23,212,903
Treasury Notes:
1.63%, 5/15/2026	64,000,000	62,980,000
2.13%, 2/29/2024	80,100,000	81,426,656
2.13%, 7/31/2024	73,900,000	75,152,836
2.25%, 11/15/2025	61,100,000	62,574,993
2.38%, 1/31/2023	25,600,000	26,172,000
2.38%, 5/15/2029	38,100,000	39,373,969
2.63%, 2/15/2029	18,500,000	19,508,828
2.88%, 8/15/2028	18,900,000	20,311,594
3.13%, 11/15/2028	31,300,000	34,332,188
Total U.S. Treasury Obligations (Cost $762,895,719)		777,783,515
MORTGAGE-BACKED SECURITIES — 5.0%
Other Securities (Cost $168,736,726)		166,962,913
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.2%
Other Securities (Cost $156,706,490)		138,519,300
	Shares
SHORT-TERM INVESTMENT - 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (d) (e) (Cost $84,316,399)	84,316,399	84,316,399
TOTAL INVESTMENTS - 100.2% (Cost $3,328,530,140)		3,342,679,964
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(5,798,616)
NET ASSETS - 100.0%		$ 3,336,881,348

See accompanying notes to financial statements.
51

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2019.
CMO	Collateralized Mortgage Obligation
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
At June 30, 2019, the Fund had unfunded loan commitments of $412,777, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Mavis Tire Express Services Corp.	412,777	405,898	(6,879)
See accompanying notes to financial statements.
52

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$ —	$ 69,880,248	$—	$ 69,880,248
Corporate Bonds & Notes	—	562,844,016	—	562,844,016
Foreign Government Obligations	—	36,409,035	—	36,409,035
Senior Floating Rate Loans	—	153,846,057	—	153,846,057
Commercial Mortgage Backed Securities	—	138,519,300	—	138,519,300
Mortgage-Backed Securities	—	166,962,913	—	166,962,913
U.S. Government Agency Obligations	—	1,352,118,481	—	1,352,118,481
U.S. Treasury Obligations	—	777,783,515	—	777,783,515
Short-Term Investment	84,316,399	—	—	84,316,399
TOTAL INVESTMENTS	$84,316,399	$3,258,363,565	$—	$3,342,679,964
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	—	(6,879)	—	(6,879)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (6,879)	$—	$ (6,879)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,024,270,933	$939,954,534	$—	$—	84,316,399	$84,316,399	$1,935,879
See accompanying notes to financial statements.
53

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$64,105,892	$114,776,032
Investments in affiliated issuers, at value	85,220	6,248,841
Total Investments	64,191,112	121,024,873
Cash	208,347	198,862
Receivable for investments sold	—	773,468
Dividends receivable — affiliated issuers	6,617	6,696
Interest receivable — unaffiliated issuers	886,685	489,662
Receivable from Adviser	5,392	4,940
TOTAL ASSETS	65,298,153	122,498,501
LIABILITIES
Payable for investments purchased	208,173	1,106,413
Advisory fee payable	39,614	47,909
Trustees’ fees and expenses payable	102	119
TOTAL LIABILITIES	247,889	1,154,441
NET ASSETS	$65,050,264	$121,344,060
NET ASSETS CONSIST OF:
Paid-in Capital	$63,440,679	$120,826,129
Total distributable earnings (loss)	1,609,585	517,931
NET ASSETS	$65,050,264	$121,344,060
NET ASSET VALUE PER SHARE
Net asset value per share	$ 51.02	$ 49.53
Shares outstanding (unlimited amount authorized, no par value)	1,275,000	2,450,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$62,476,604	$114,234,856
Investments in affiliated issuers	85,220	6,248,841
Total cost of investments	$62,561,824	$120,483,697
See accompanying notes to financial statements.
54

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2019

SPDR DoubleLine Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$3,258,363,565
Investments in affiliated issuers, at value	84,316,399
Total Investments	3,342,679,964
Cash	857,881
Receivable for investments sold	7,708,499
Dividends receivable — affiliated issuers	79,580
Interest receivable — unaffiliated issuers	17,332,564
Receivable from Adviser	275,605
TOTAL ASSETS	3,368,934,093
LIABILITIES
Payable for investments purchased	29,983,683
Unrealized depreciation on unfunded loan commitments	6,879
Advisory fee payable	1,763,055
Trustees’ fees and expenses payable	6,906
Accrued expenses and other liabilities	292,222
TOTAL LIABILITIES	32,052,745
NET ASSETS	$3,336,881,348
NET ASSETS CONSIST OF:
Paid-in Capital	$3,384,807,157
Total distributable earnings (loss)	(47,925,809)
NET ASSETS	$3,336,881,348
NET ASSET VALUE PER SHARE
Net asset value per share	$ 48.96
Shares outstanding (unlimited amount authorized, no par value)	68,150,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,244,213,741
Investments in affiliated issuers	84,316,399
Total cost of investments	$3,328,530,140
See accompanying notes to financial statements.
55

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2019

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,610,715	$2,822,250
Dividend income — affiliated issuers	57,496	58,916
Other income	697	—
TOTAL INVESTMENT INCOME (LOSS)	2,668,908	2,881,166
EXPENSES
Advisory fee	425,307	464,195
Trustees’ fees and expenses	948	1,445
TOTAL EXPENSES	426,255	465,640
Expenses waived/reimbursed by the Adviser	(57,655)	(47,864)
NET EXPENSES	368,600	417,776
NET INVESTMENT INCOME (LOSS)	2,300,308	2,463,390
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(43,081)	117,898
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	3,351,797	1,310,293
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,308,716	1,428,191
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,609,024	$3,891,581
See accompanying notes to financial statements.
56

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2019

SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$115,486,591
Dividend income — affiliated issuers	1,935,879
Foreign taxes withheld	(9,896)
TOTAL INVESTMENT INCOME (LOSS)	117,412,574
EXPENSES
Advisory fee	19,964,162
Trustees’ fees and expenses	55,506
TOTAL EXPENSES	20,019,668
Expenses waived/reimbursed by the Adviser	(3,126,916)
NET EXPENSES	16,892,752
NET INVESTMENT INCOME (LOSS)	100,519,822
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(29,183,284)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	122,215,480
Unfunded loan commitments	(5,267)
Net change in unrealized appreciation/depreciation	122,210,213
NET REALIZED AND UNREALIZED GAIN (LOSS)	93,026,929
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$193,546,751
See accompanying notes to financial statements.
57

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,300,308	$ 1,040,266
Net realized gain (loss)	(43,081)	203,609
Net change in unrealized appreciation/depreciation	3,351,797	(1,996,624)
Net increase (decrease) in net assets resulting from operations	5,609,024	(752,749)
Net equalization credits and charges	35,847	34,869
Distributions to shareholders (Note 11)	(2,240,675)	(1,497,862)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	23,145,799	22,676,121
Cost of shares redeemed	(9,812,692)	—
Net income equalization	(35,847)	(34,869)
Other Capital	95,729	79,367
Net increase (decrease) in net assets from beneficial interest transactions	13,392,989	22,720,619
Net increase (decrease) in net assets during the period	16,797,185	20,504,877
Net assets at beginning of period	48,253,079	27,748,202
NET ASSETS AT END OF PERIOD	$65,050,264	$48,253,079
SHARES OF BENEFICIAL INTEREST:
Shares sold	475,000	450,000
Shares redeemed	(200,000)	—
Net increase (decrease)	275,000	450,000
See accompanying notes to financial statements.
58

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,463,390	$ 1,015,044
Net realized gain (loss)	117,898	(66,759)
Net change in unrealized appreciation/depreciation	1,310,293	(702,128)
Net increase (decrease) in net assets resulting from operations	3,891,581	246,157
Net equalization credits and charges	50,594	46,752
Distributions to shareholders (Note 11)	(2,440,795)	(974,641)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	41,653,504	48,865,257
Cost of shares redeemed	(4,850,418)	—
Net income equalization	(50,594)	(46,752)
Other Capital	106,559	122,163
Net increase (decrease) in net assets from beneficial interest transactions	36,859,051	48,940,668
Net increase (decrease) in net assets during the period	38,360,431	48,258,936
Net assets at beginning of period	82,983,629	34,724,693
NET ASSETS AT END OF PERIOD	$121,344,060	$82,983,629
SHARES OF BENEFICIAL INTEREST:
Shares sold	850,000	1,000,000
Shares redeemed	(100,000)	—
Net increase (decrease)	750,000	1,000,000
See accompanying notes to financial statements.
59

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Total Return Tactical ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 100,519,822	$ 95,786,055
Net realized gain (loss)	(29,183,284)	(5,407,972)
Net change in unrealized appreciation/depreciation	122,210,213	(93,096,941)
Net increase (decrease) in net assets resulting from operations	193,546,751	(2,718,858)
Net equalization credits and charges	159,504	37,755
Distributions to shareholders (Note 11)	(108,291,677)	(103,695,830)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	536,959,704	299,844,384
Cost of shares redeemed	(470,157,761)	(366,600,086)
Net income equalization	(159,504)	(37,755)
Other Capital	2,585,534	1,607,981
Net increase (decrease) in net assets from beneficial interest transactions	69,227,973	(65,185,476)
Net increase (decrease) in net assets during the period	154,642,551	(171,562,409)
Net assets at beginning of period	3,182,238,797	3,353,801,206
NET ASSETS AT END OF PERIOD	$3,336,881,348	$3,182,238,797
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,250,000	6,100,000
Shares redeemed	(9,950,000)	(7,650,000)
Net increase (decrease)	1,300,000	(1,550,000)
See accompanying notes to financial statements.
60

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16* - 6/30/16
Net asset value, beginning of period	$ 48.25	$ 50.45	$ 51.52	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.98	1.31	1.77	0.45
Net realized and unrealized gain (loss)	2.60	(1.74)	1.91	1.17
Total from investment operations	4.58	(0.43)	3.68	1.62
Net equalization credits and charges (a)	0.03	0.04	0.01	—
Other capital (a)	0.08	0.10	0.05	0.15
Distributions to shareholders from:
Net investment income	(1.92)	(1.36)	(1.81)	(0.25)
Net realized gains	—	(0.55)	(3.00)	—
Total distributions	(1.92)	(1.91)	(4.81)	(0.25)
Net asset value, end of period	$ 51.02	$ 48.25	$ 50.45	$ 51.52
Total return (b)	9.99%	(0.65)%	7.67%	3.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$65,050	$48,253	$27,748	$38,639
Ratios to average net assets:
Total expenses	0.75%	0.76%	0.75%	0.75%(c)
Net expenses	0.65%	0.65%	0.65%	0.65%(c)
Net investment income (loss)	4.06%	2.64%	3.46%	4.15%(c)
Portfolio turnover rate (d)	37%	55%	141%	12%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(c)	Annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(e)	Not annualized.
See accompanying notes to financial statements.
61

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 4/14/16* - 6/30/16
Net asset value, beginning of period	$ 48.81	$ 49.61	$ 50.40	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.30	1.02	1.04	0.22
Net realized and unrealized gain (loss)	0.62	(0.99)	(0.53)	0.20
Total from investment operations	1.92	0.03	0.51	0.42
Net equalization credits and charges (a)	0.03	0.05	0.00(b)	—
Other capital (a)	0.06	0.12	0.06	0.10
Distributions to shareholders from:
Net investment income	(1.29)	(1.00)	(1.13)	(0.12)
Net realized gains	—	—	(0.23)	—
Total distributions	(1.29)	(1.00)	(1.36)	(0.12)
Net asset value, end of period	$ 49.53	$ 48.81	$ 49.61	$ 50.40
Total return (c)	4.18%	0.43%	1.14%	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$121,344	$82,984	$34,725	$50,404
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%(d)
Net expenses	0.45%	0.45%	0.45%	0.45%(d)
Net investment income (loss)	2.65%	2.07%	2.10%	2.06%(d)
Portfolio turnover rate (e)	62%	50%	123%	25%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
62

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	For the Period 2/23/15* - 6/30/15(a)
Net asset value, beginning of period	$ 47.60	$ 49.03	$ 49.87	$ 49.43	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (b)	1.56	1.34	1.33	1.54	0.55
Net realized and unrealized gain (loss) (c)	1.44	(1.34)	(0.66)	0.34	(0.88)
Total from investment operations	3.00	—	0.67	1.88	(0.33)
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.01	0.07	0.10
Other capital (b)	0.04	0.02	0.04	0.03	0.05
Distributions to shareholders from:
Net investment income	(1.68)	(1.45)	(1.48)	(1.54)	(0.39)
Net realized gains	—	—	(0.08)	—	—
Total distributions	(1.68)	(1.45)	(1.56)	(1.54)	(0.39)
Net asset value, end of period	$ 48.96	$ 47.60	$ 49.03	$ 49.87	$ 49.43
Total return (e)	6.53%	0.04%	1.55%	4.03%	(0.34)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,336,881	$3,182,239	$3,353,801	$2,657,951	$746,443
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.66%	0.65%	0.65%(f)
Net expenses	0.55%	0.55%	0.55%	0.55%	0.56%(f)
Net investment income (loss)	3.27%	2.78%	2.70%	3.14%	3.18%(f)
Portfolio turnover rate	47%(g)	34%(h)	72%(h)	38%(h)	14%(h)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure. See Note 1.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure. See Note 1.
See accompanying notes to financial statements.
63

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at no par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR DoubleLine Total Return Tactical ETF, which is a non-diversified investment company.
Prior to the close of business on May 7, 2018, SPDR DoubleLine Total Return Tactical ETF had been operating in a “master-feeder” arrangement, under which the Fund invested substantially all of its assets in a corresponding series of SSGA Master Trust (i.e., a “Portfolio/ Master fund”). The State Street DoubleLine Total Return Tactical Portfolio (the “Portfolio”) was a separate mutual fund that had an identical investment objective, and substantially identical investment strategies, policies and risks as the Fund (i.e., a “feeder fund”). As a result of this arrangement, the Fund had an indirect interest in all of the securities owned by the Portfolio.
As of the close of business on May 7, 2018, the securities held by the Portfolio were transferred “in-kind” to the feeder fund in a tax free exchange of the feeder fund’s interests as part of a complete liquidation of the Portfolio.
Effective May 8, 2018, the feeder fund pursues its investment objective through direct investment in securities of the same type that previously would have been owned by the Portfolio. The discontinuance of the master-feeder arrangement on the feeder fund had no impact on shareholder’s net asset value or the results of operations for the feeder fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum
64

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
65

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s
66

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Paydown gains and losses are recorded as an adjustment to interest income.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the
67

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities
68

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.75%
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.50
SPDR DoubleLine Total Return Tactical ETF	0.65
The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses, until October 31, 2019, so that the net annual Fund operating expenses of the Fund will be limited to 0.65%, 0.45% and 0.55% of the Fund’s average daily net assets for the SPDR DoubleLine Emerging Markets Fixed Income ETF, the SPDR DoubleLine Short Duration Total Return Tactical ETF and the SPDR DoubleLine Total Return Tactical ETF, respectively, before application of any extraordinary expenses or acquired fund fees and expenses. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or
69

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

reimbursement from year to year, but there is no guarantee that the Adviser will do so and after October 31, 2019, the waiver and/or reimbursement may be canceled or modified at any time. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Board. The total amount of expenses waived for the Funds for the period ended June 30, 2019 have been disclosed in the Statements of Operations.
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2019.
DoubleLine Capital LP receives fees for its services as the sub-adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedules of Investments.
70

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ —	$ —	$ 36,420,543	$ 19,727,303
SPDR DoubleLine Short Duration Total Return Tactical ETF	36,704,444	29,690,720	40,478,635	17,974,990
SPDR DoubleLine Total Return Tactical ETF	829,209,270	1,122,550,412	509,433,326	304,337,432
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
71

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for pay-down gains and losses, and wash sales.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 2,240,675	$—	$ 2,240,675
SPDR DoubleLine Short Duration Total Return Tactical ETF	2,440,795	—	2,440,795
SPDR DoubleLine Total Return Tactical ETF	108,291,677	—	108,291,677
72

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 1,449,429	$ 48,433	$ 1,497,862
SPDR DoubleLine Short Duration Total Return Tactical ETF	974,641	—	974,641
SPDR DoubleLine Total Return Tactical ETF	103,695,830	—	103,695,830
At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 145,310	$ (165,013)	$—	$ 1,629,288	$—	$ 1,609,585
SPDR DoubleLine Short Duration Total Return Tactical ETF	154,379	(172,594)	—	536,146	—	517,931
SPDR DoubleLine Total Return Tactical ETF	9,838,749	(71,721,826)	—	13,957,268	—	(47,925,809)
As of June 30, 2019, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ —	$ 165,013
SPDR DoubleLine Short Duration Total Return Tactical ETF	—	172,594
SPDR DoubleLine Total Return Tactical ETF	16,270,466	55,451,360
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 62,561,824	$ 2,248,433	$ 619,145	$ 1,629,288
SPDR DoubleLine Short Duration Total Return Tactical ETF	120,488,727	969,385	433,239	536,146
SPDR DoubleLine Total Return Tactical ETF	3,328,715,817	58,576,505	44,612,358	13,964,147
73

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2019.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
74

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

11.    New Accounting Pronouncement
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Funds have adopted the Final Rule for the current period with the most notable impacts being that the Funds are no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
	Net Investment Income	Net Realized Capital Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR DoubleLine Emerging Markets Fixed Income ETF	$ 1,032,793	$ 465,069	$ 1,497,862	$ 85,677
SPDR DoubleLine Short Duration Total Return Tactical ETF	974,641	—	974,641	79,557
SPDR DoubleLine Total Return Tactical ETF	103,695,830	—	103,695,830	9,694,482
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
75

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR DoubleLine Total Return Tactical ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements and Schedule of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF (collectively referred to as the “Funds”) (three of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments or summary schedule of investments, as of June 30, 2019, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in item 1 of this Form N-CSR), and the schedule of investment in securities as of June 30, 2019 (included in item 6 of this Form N-CSR). In our opinion, the financial statements and schedule of investments in securities present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SSGA Active Trust) at June 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SSGA Active Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR ® DoubleLine® Emerging Markets Fixed Income ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from April 14, 2016 (commencement of operations) through June 30, 2016
SPDR ® DoubleLine® Short Duration Total Return Tactical ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the three years in the period ended June 30, 2019 and the period from April 14, 2016 (commencement of operations) through June 30, 2016
76

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Individual fund constituting the SSGA Active Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR ® DoubleLine® Total Return Tactical ETF	For the year ended June 30, 2019	For each of the two years in the period ended June 30, 2019	For each of the four years in the period ended June 30, 2019 and the period from February 23, 2015 (commencement of operations) through June 30, 2015
Basis for Opinion
These financial statements and schedule of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedule of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedule of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well
77

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

as evaluating the overall presentation of the financial statements and schedule of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
78

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
79

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

	SPDR DoubleLine Emerging Markets Fixed Income ETF	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
Annualized Expense Ratio	0.65%	0.45%	0.55%
Actual:
Ending Account Value	$1,090.60	$1,030.50	$1,052.60
Expenses Paid During Period(a)	3.37	2.27	2.80
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.60	1,022.60	1,022.10
Expenses Paid During Period(a)	3.26	2.26	2.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
80

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
81

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Fund is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR DoubleLine Total Return Tactical ETF
Approval of Advisory Agreement
At in-person meetings held prior to June 30, 2019, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, and SPDR DoubleLine Total Return Tactical ETF, each a series of SSGA Active Trust (each, a “Fund” and collectively, the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreement, (ii) investment performance of the Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
82

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the Funds as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management, managing exchange-traded funds and overseeing third-party sub-advisers.
Investment Performance
The Board then reviewed each Fund’s performance. The Board compared each Fund’s investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered the following performance information in its evaluation of each Fund:
SPDR DoubleLine Short Duration Total Return Tactical ETF. The Board considered that although the Fund equaled the median of its Performance Group for the 1-year period, it underperformed its benchmark index for the 1-year and since inception periods.
SPDR DoubleLine Total Return Tactical ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 2-year periods and that the Fund outperformed its benchmark index for the 1-year period, but underperformed for the 3-year and since inception periods.
83

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

SPDR DoubleLine Emerging Markets Fixed Income ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period, and that it underperformed its benchmark index for the 1-year and since inception periods.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds for each Fund based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each Fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with each Fund from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or
84

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to each Fund were appropriate; (b) the performance of each Fund had been satisfactory; (c) the Adviser’s unitary fee for each Fund, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to each Fund by way of the relatively low fee structure of the Trust.
Approval of DoubleLine Capital LP Sub-Advisory Agreement
At in-person meetings held prior to June 30, 2019, the Board also considered a proposal to continue the Sub-Advisory Agreement (the “DoubleLine Sub-Advisory Agreement”) between the Adviser and DoubleLine Capital LP (“DoubleLine”) with respect to each Fund. The Independent Trustees also met separately to consider the DoubleLine Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the DoubleLine Sub-Advisory Agreement, the Board requested, and DoubleLine and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the DoubleLine Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by DoubleLine with respect to each Fund under the DoubleLine Sub-Advisory Agreement; and (ii) investment performance of each Fund. The Board was informed of the portion of the advisory fee that the Adviser would pay to DoubleLine under the DoubleLine Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Funds.
The Board considered the background and experience of DoubleLine’s senior management and, in particular, DoubleLine’s experience in investing in fixed income securities. The Board reviewed each Fund’s performance, noting that the performance of
85

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

each Fund was satisfactory. The Board also considered the unitary fee paid to the Adviser by each Fund and DoubleLine’s fees paid by the Adviser. The Board also considered whether DoubleLine benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the DoubleLine Sub-Advisory Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by DoubleLine with respect to each Fund were adequate and appropriate; (b) the performance of each Fund had been satisfactory; (c) DoubleLine’s fees for each Fund and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to DoubleLine were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to DoubleLine adequately shared the economies of scale with each Fund by way of the relatively low fee structure of the Trust.
TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
86

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
87

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	189	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

88

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Attorney, MFS Investment Management (March 2012 - August 2015).
89

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
90

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
91

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SSGA Active Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Investing in commodities entail significant risk and is not appropriate for all investors. Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors. A few such factors include overall market movements, real or perceived inflationary trends, commodity index volatility, international, economic and political changes, change in interest and currency exchange rates.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained DoubleLine Capital LP as the sub-adviser.
DoubleLine® is a registered trademark of DoubleLine Capital LP.
DoubleLine Capital LP is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation - All Rights Reserved
SPDRDOUBLEAR

Annual Report
June 30, 2019
SSGA Active Trust
SPDR Blackstone / GSO Senior Loan ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Note to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Markit iBoxx USD Liquid Leveraged Loan Index is comprised of about 100 of the most liquid, tradable leveraged loans, as identified by Markit’s Loans Liquidity service. Markit is a premier provider of independent, transparent, and objective loan indices for trading, product structuring, and benchmarking to bring transparency and liquidity to the financial markets.
The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the largest facilities in the leveraged loan market. It mirrors the market-weighted performance of the largest institutional leveraged loans based upon market weightings, spreads, and interest payments. The index consists of 100 loan facilities drawn from a larger benchmark, the S&P/LSTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI).
See accompanying notes to financial statements.
1

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Blackstone / GSO Senior Loan ETF (the “Fund”) normally invests substantially all of its assets in the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”). The investment objective of each of the Fund and the Portfolio is to provide current income consistent with the preservation of capital. As a result, the Fund invests indirectly through the Portfolio. The Fund’s primary benchmark is the Markit iBoxx USD Liquid Leveraged Loan Index (the “Index”).
For the 12-month period ended June 30, 2019 (the “Reporting Period”), the total return for the Fund was 3.68%, and the Index was 3.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Credit selection within B-rated and below loans and the industrials and energy sectors were the primary positive drivers of Fund performance during the Reporting Period relative to the Index. Underweight allocations to BB-rated loans, the consumer sector, and certain stressed retail loans were the primary detractors as each of these outperformed during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were PetSmart Inc. Term Loan, Asurion Corporation Second Lien Term Loan, and Univision Communications Term Loan. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Envision Healthcare Term Loan, Maxar Technologies Term Loan, and Envision Healthcare Unsecured Bond.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Blackstone / GSO Senior Loan ETF
Performance Summary (Unaudited)
Performance as of June 30, 2019

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Markit iBoxx USD Liquid Leveraged Loan Index	Net Asset Value	Market Value	Markit iBoxx USD Liquid Leveraged Loan Index
ONE YEAR(1)	3.68%	3.71%	3.49%	3.68%	3.71%	3.49%
FIVE YEARS(1)	14.78%	14.71%	12.96%	2.79%	2.78%	2.47%
SINCE INCEPTION(1) (2)	18.54%	18.46%	18.65%	2.76%	2.75%	2.78%

(1)	The One Year, Five Year and Since Inception Cumulative Total Returns for the Fund’s secondary benchmark, S&P/LSTA U.S. Leveraged Loan 100 Index, were 4.22%, 16.52% and 22.72%, respectively. The One Year, Five Year and Since Inception Average Annual Total Returns for the Fund’s secondary benchmark, S&P/LSTA U.S. Leveraged Loan 100 Index, were 4.22%, 3.10% and 3.34%, respectively.
(2)	For the period April 3, 2013 to June 30, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Blackstone / GSO Senior Loan ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.70%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Note to Performance Summary" on page 1 for more information.
See accompanying notes to financial statements.
3

SSGA ACTIVE TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019

SPDR Blackstone / GSO Senior Loan ETF
ASSETS
Investment in corresponding affiliated Portfolio, at value	$2,223,143,581
Cash	9
TOTAL ASSETS	2,223,143,590
LIABILITIES
Advisory fee payable	738,000
Trustees’ fees and expenses payable	5,480
TOTAL LIABILITIES	743,480
NET ASSETS	$2,222,400,110
NET ASSETS CONSIST OF:
Paid-in Capital	$2,358,897,608
Total distributable earnings (loss)	(136,497,498)
NET ASSETS	$2,222,400,110
NET ASSET VALUE PER SHARE
Net asset value per share	$ 46.25
Shares outstanding (unlimited amount authorized, no par value)	48,050,000
COST OF INVESTMENTS:
Investments in corresponding affiliated Portfolio	$2,238,571,848
See accompanying notes to financial statements and financial statements of the Master Portfolio.
4

SSGA ACTIVE TRUST
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2019

SPDR Blackstone / GSO Senior Loan ETF
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$161,843,302
Dividend income allocated from affiliated Portfolio	4,228,568
Interest income - unaffiliated issuers	8,136
Expenses allocated from affiliated Portfolio	(8,325,532)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	157,754,474
EXPENSES
Advisory fee	11,017,790
Trustees’ fees and expenses	51,943
TOTAL EXPENSES	11,069,733
NET INVESTMENT INCOME (LOSS)	146,684,741
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment transactions allocated from affiliated Portfolio	(68,985,052)
Net change in unrealized appreciation/depreciation on:
Investment transactions allocated from affiliated Portfolio	(7,710,527)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(76,695,579)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 69,989,162
See accompanying notes to financial statements and financial statements of the Master Portfolio.
5

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone / GSO Senior Loan ETF
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 146,684,741	$ 103,046,158
Net realized gain (loss)	(68,985,052)	(11,863,241)
Net change in unrealized appreciation/depreciation	(7,710,527)	(16,510,899)
Net increase (decrease) in net assets resulting from operations	69,989,162	74,672,018
Net equalization credits and charges	(1,756,152)	1,868,667
Distributions to shareholders (Note 7)	(147,138,500)	(97,740,250)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	780,016,464	1,509,849,497
Cost of shares redeemed	(1,675,706,058)	(118,513,417)
Net income equalization	1,756,152	(1,868,667)
Other Capital	5,615,427	850,598
Net increase (decrease) in net assets from beneficial interest transactions	(888,318,015)	1,390,318,011
Net increase (decrease) in net assets during the period	(967,223,505)	1,369,118,446
Net assets at beginning of period	3,189,623,615	1,820,505,169
NET ASSETS AT END OF PERIOD	$ 2,222,400,110	$3,189,623,615
SHARES OF BENEFICIAL INTEREST:
Shares sold	16,750,000	31,900,000
Shares redeemed	(36,500,000)	(2,500,000)
Net increase (decrease)	(19,750,000)	29,400,000
See accompanying notes to financial statements and financial statements of the Master Portfolio.
6

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone / GSO Senior Loan ETF
	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 47.04	$ 47.41	$ 46.64	$ 49.22	$ 50.02
Income (loss) from investment operations:
Net investment income (loss) (b)	2.48	2.04	1.85	1.95	2.01
Net realized and unrealized gain (loss) (c)	(0.86)	(0.50)	0.73	(2.58)	(0.88)
Total from investment operations	1.62	1.54	2.58	(0.63)	1.13
Net equalization credits and charges (b)	(0.03)	0.04	0.05	0.02	0.01
Other capital (b)	0.09	0.02	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(2.47)	(1.97)	(1.88)	(1.99)	(1.96)
Net asset value, end of period	$ 46.25	$ 47.04	$ 47.41	$ 46.64	$ 49.22
Total return (d)	3.68%	3.43%	5.77%	(1.15)%	2.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,222,400	$3,189,624	$1,820,505	$802,228	$671,810
Ratios to average net assets:
Total expenses	0.70%	0.70%	0.70%	0.71%	0.71%
Net investment income (loss)	5.33%	4.30%	3.91%	4.15%	4.09%
Portfolio turnover rate (e)	124%	90%	68%	88%	65%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate is from the affiliated Portfolio.
See accompanying notes to financial statements and financial statements of the Master Portfolio.
7

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the SPDR Blackstone / GSO Senior Loan ETF (the “Fund”).
The Fund is classified as a diversified investment company under the 1940 Act.
The Fund is part of a master-feeder structure and invests substantially all of its assets in the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”), a series of the SSGA Master Trust (“Master Trust”). The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in net assets of the Portfolio (100.00% at June 30, 2019). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
8

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are attached to this report.
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
The Fund is allocated a pro-rata share of the expenses of its Portfolio.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of
9

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished, and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone / GSO Senior Loan ETF	0.70%*
*	The Advisory fee is reduced by the pro-rata share of the advisory fee of the Fund’s Portfolio. For the period ended June 30, 2019, the net annualized advisory fee was 0.40%.
The Adviser pays all the operating expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for the Fund until October 31, 2019.
10

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Statement of Assets and Liabilities.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Shareholder Transactions
The Fund issues and redeems its shares, at Net Asset Value (“NAV”), only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.
The consideration for the purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statement of Changes on Net Assets.
11

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code . The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for wash sales.
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Blackstone / GSO Senior Loan ETF	$147,138,500	$—	$147,138,500
The tax character of distributions paid during the year ended June 30, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Blackstone / GSO Senior Loan ETF	$ 97,740,250	$ —	$ 97,740,250
12

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

At June 30, 2019, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Blackstone / GSO Senior Loan ETF	$7,952,442	$(120,085,688)	$—	$(24,364,252)	$—	$(136,497,498)
As of June 30, 2019, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Blackstone / GSO Senior Loan ETF	$62,240,756	$57,844,932
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone / GSO Senior Loan ETF	$2,247,507,833	$—	$24,364,252	$(24,364,252)
7.    New Accounting Pronouncements
In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Fund has adopted the Final Rule for the current period with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.
For the period ended June 30, 2018, distributions to shareholders and undistributed (distributions in excess of) net investment income were as follows:
13

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

	Net Investment Income	Net Realized Gains	Total Distributions	Undistributed Net Investment Income (Loss)
SPDR Blackstone / GSO Senior Loan ETF	$ 97,740,250	$—	$ 97,740,250	$ 8,406,201
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below:
The SPDR Blackstone / GSO Senior Loan ETF ( the “Fund”) had been operating in a “master-feeder” arrangement, under which the Fund invested substantially all of its assets in a corresponding series of SSGA Master Trust (i.e., a “master fund”), namely SPDR Blackstone / GSO Senior Loan Portfolio.
The master fund was a separate mutual fund that had an identical investment objective, and substantially identical investment strategies, policies and risks as the Fund. As a result of this arrangement, the Fund had an indirect interest in all of the securities owned by the corresponding master fund.
At a meeting held on May 22- 23, 2019, the Board of Trustees approved discontinuing the Fund’s investment strategy of investing through the master-feeder arrangement. Accordingly, effective September 9, 2019, all references to the master-feeder arrangement for the Fund and the master fund is removed from the prospectus and SAI. Other than discontinuing the master-feeder arrangement, there is no change to the investment objective, strategies or policies of the Fund. In addition, there is no anticipated change in the Fund’s operating expenses. As a result, SSGA Funds Management, Inc., the Fund’s investment adviser, does not expect the discontinuation of the master-feeder arrangement to materially affect the Fund’s investment returns.
14

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of SPDR Blackstone / GSO Senior Loan ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of SPDR Blackstone / GSO Senior Loan ETF (the “Fund”) (one of the funds constituting SSGA Active Trust (the “Trust”)), as of June 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Active Trust), at June 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by
15

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
16

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
17

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

SPDR Blackstone / GSO Senior Loan ETF (a)
Annualized Expense Ratio	0.70%
Actual:
Ending Account Value	$1,054.40
Expenses Paid During Period(b)	3.57
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,021.30
Expenses Paid During Period(b)	3.51
(a)	Because the Fund invests all of its assets in its respective Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
18

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2019.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Fund's investment adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the prior 12-month period ended June 30, is available by August 31 of each year by calling the same number and on the SEC’s website at www.sec.gov, and on the Fund's website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Fund’s website at www.spdrs.com.
Approval of Advisory Agreements
At in-person meetings held prior to June 30, 2019, the Board of Trustees of the Trusts (the “Board”) evaluated proposals to continue the separate Investment Advisory Agreement (the “Agreements”) between each Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to: (1) the SPDR Blackstone / GSO Senior Loan ETF, a series of SSGA Active Trust, and (2) the Blackstone / GSO Senior Loan Portfolio, a series of SSGA Master Trust (together with the SPDR Blackstone / GSO Senior Loan ETF, the “Funds”). The Trustees who are not “interested persons” of each
19

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreements, (ii) investment performance of the Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trusts, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR Blackstone / GSO Senior Loan ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds, as well as with master-feeder structures. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management, managing exchange-traded funds and master-feeder structures, and in overseeing third-party sub-advisers.
20

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Investment Performance
SPDR Blackstone / GSO Senior Loan ETF. The Board then reviewed the Funds’ performance. The Board compared the SPDR Blackstone / GSO Senior Loan ETF’s (the feeder fund) investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered that although the Fund underperformed the median of its Performance Group for the 4- and 5-year periods, it outperformed the median of its Performance Group for the 1-, 2- and 3-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the fee structure of the SPDR Blackstone / GSO Senior Loan ETF in connection with the master-feeder structure. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.
Economies of Scale
21

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Funds were appropriate; (b) the performance of the SPDR GSO / Blackstone Senior Loan ETF had been satisfactory; (c) the Adviser’s unitary fee for the SPDR GSO / Blackstone Senior Loan ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trusts’ relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Funds by way of the relatively low fee structure of the Trusts.
Approval of GSO / Blackstone Debt Funds Management LLC Sub-Advisory Agreements
At in-person meetings held prior to June 30, 2019, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “GSO / Blackstone Sub-Advisory Agreements”) between the Adviser and GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a series of the SSGA Active Trust, and Blackstone / GSO Senior Loan Portfolio, a series of the SSGA Master Trust, each sub-advised by GSO / Blackstone (the “GSO / Blackstone Funds”). The Independent Trustees also met separately to consider the GSO / Blackstone Sub-Advisory Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
22

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

To evaluate the GSO / Blackstone Sub-Advisory Agreements, the Board requested, and GSO / Blackstone and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the GSO / Blackstone Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds under the GSO / Blackstone Sub-Advisory Agreements and (ii) investment performance of the GSO / Blackstone Funds. The Board was informed of the portion of the current advisory fee that the Adviser would pay to GSO / Blackstone under the GSO / Blackstone Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the GSO / Blackstone Funds.
The Board considered the background and experience of GSO / Blackstone’s senior management and, in particular, GSO / Blackstone’s experience in investing in senior loan securities. The Board reviewed the GSO / Blackstone Funds’ performance, noting that the performance of the GSO / Blackstone Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each GSO / Blackstone Fund and GSO / Blackstone’s fees paid by the Adviser. The Board also considered whether GSO / Blackstone benefited in other ways from its relationship with the Trusts.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreements between the Trusts and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the GSO / Blackstone Sub-Advisory Agreement for each GSO / Blackstone Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds were appropriate; (b) the performance of the GSO / Blackstone Funds had been satisfactory; (c) GSO / Blackstone’s fees for the GSO / Blackstone Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to GSO / Blackstone were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to GSO / Blackstone adequately shared the economies of scale with each applicable GSO / Blackstone Fund by way of the relatively low fee structure of the Trusts.
23

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Active Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SSGA Active Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SSGA Active Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Active Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam
GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
24

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SSGA Active Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	128	Guggenheim/Rydex Funds (Trustee).
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	189	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

25

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Attorney, MFS Investment Management (March 2012 - August 2015).
26

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
27

SSGA ACTIVE TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
28

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SSGA Active Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Annual Report
June 30, 2019
SSGA Master Trust
Blackstone / GSO Senior Loan Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

Blackstone / GSO Senior Loan Portfolio
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2019

Description	% of Net Assets
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan 6.15% 10/10/2025	2.0%
CenturyLink, Inc. Senior Secured 2017 Term Loan B 5.15% 1/31/2025	1.8
Univision Communications, Inc. Senior Secured Term Loan C5 5.15% 3/15/2024	1.7
Bass Pro Group LLC Senior Secured Term Loan B 7.40% 9/25/2024	1.6
Almonde, Inc. Senior Secured USD 1st Lien Term Loan 5.90% 6/13/2024	1.4
TOTAL	8.5%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2019

% of Net Assets
Software	11.8%
Health Care Providers & Services	10.0
Media	9.5
Commercial Services & Supplies	9.3
Hotels, Restaurants & Leisure	4.6
Insurance	4.4
Pharmaceuticals	4.2
Specialty Retail	3.0
Computer Services	3.0
Diversified Telecommunication Services	2.1
Auto Components	2.0
Containers & Packaging	1.9
Diversified Financial Services	1.9
IT Services	1.8
Chemicals	1.7
Aerospace & Defense	1.5
Telecom Services	1.5
Retail-Restaurants	1.4
Electronic Equipment, Instruments & Components	1.3
Machinery-Construction & Mining	1.3
Diversified Operations	1.3
Machinery	1.2
Construction Materials	1.1
Advertising Services	1.0
Health Care Technology	0.9
Interactive Media & Services	0.9
Capital Markets	0.9
Recycling	0.9
Health Care Equipment & Supplies	0.9
Life Sciences Tools & Services	0.7
See accompanying notes to financial statements.
1

Blackstone / GSO Senior Loan Portfolio
Portfolio Statistics (Unaudited)  (continued)

		% of Net Assets
	Construction & Engineering	0.7%
	Entertainment	0.7
	Food Products	0.6
	Electric Utilities	0.6
	Distributors	0.5
	Pollution Control	0.5
	Internet & Catalog Retail	0.5
	Oil, Gas & Consumable Fuels	0.5
	Pipelines	0.5
	Food & Beverage	0.5
	Multiline Retail	0.4
	Professional Services	0.3
	Financial Services	0.3
	Semiconductor Equipment	0.3
	Metals & Mining	0.3
	Paper&Related Products	0.3
	Thrifts & Mortgage Finance	0.3
	Retail-Petroleum Product	0.3
	Household Products	0.2
	Leisure Equipment & Products	0.2
	Hand/Machine Tools and Related Products	0.2
	Energy Equipment & Services	0.1
	Building Products	0.1
	Electrical Equipment	0.1
	Food & Staples Retailing	0.1
	Telecommunication Equip	0.1
	Diagnostic Equipment	0.1
	Distribution/Wholesale	0.1
	Electric-Generation	0.1
	Diversified Consumer Services	0.0 *
	Oil-Field Services	0.0 *
	Air Freight & Logistics	0.0 *
	Short-Term Investment	3.3
	Liabilities in Excess of Other Assets	(0.8)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Portfolio's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 82.0% (a)
ADVERTISING SERVICES — 1.0%
AppLovin Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 8/15/2025	$ 7,393,921	$ 7,393,957
Red Ventures LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 11/8/2024	14,015,105	14,001,511
		21,395,468
AEROSPACE & DEFENSE — 1.1%
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 3 Month USD LIBOR + 2.50%, 4.83%, 5/30/2025	17,103,508	16,738,263
Senior Secured 2018 Term Loan F, 3 Month USD LIBOR + 2.50%, 4.83%, 6/9/2023	8,006,567	7,872,737
		24,611,000
AIR FREIGHT & LOGISTICS — 0.0% (b)
XPO Logistics, Inc. Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 2.50%, 4.88%, 2/24/2025	936,508	939,102
AUTO COMPONENTS — 1.6%
Panther BF Aggregator 2 L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 4/30/2026	22,000,000	21,869,430
USI, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.00%, 5.33%, 5/16/2024	14,508,306	14,170,189
		36,039,619
BUILDING PRODUCTS — 0.1%
AZEK Co. LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.75%, 5.93%, 5/5/2024	1,974,747	1,945,126
See accompanying notes to financial statements.
3

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.33%, 2/29/2024	$ 653,723	$ 652,703
		2,597,829
CAPITAL MARKETS — 0.9%
AqGen Ascensus, Inc. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 4.00%, 6.20%, 12/3/2022	3,789,420	3,801,281
Deerfield Dakota Holdings, LLC. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 2/13/2025	17,503,251	17,009,396
		20,810,677
CHEMICALS — 1.7%
Alpha 3 B.V. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 3.00%, 5.33%, 1/31/2024	3,871,416	3,796,892
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 11/21/2024	1,061,802	1,067,445
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.82%, 8/1/2025	9,875,126	9,801,062
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.67%, 10/1/2025	20,321,352	20,054,635
Vantage Specialty Chemicals, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 5.98%, 10/28/2024	3,447,009	3,408,230
		38,128,264
COMMERCIAL SERVICES & SUPPLIES — 8.0%
Allied Universal Holdco LLC:
Senior Secured 2019 Delayed Draw Term Loan, 6.65%, 6/26/2026	1,981,982	1,977,027
Senior Secured 2019 Term Loan B, 6.15%, 6/26/2026	20,018,018	19,967,973
See accompanying notes to financial statements.
4

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Ancestry.com Operations, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.66%, 10/19/2023	$ 4,603,564	$ 4,601,653
APX Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 5.00%, 7.33%, 4/1/2024	4,253,588	4,072,811
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.90%, 8/4/2025	12,446,519	12,647,531
Senior Secured 2017 Term Loan B4, 1 Month USD LIBOR + 3.00%, 5.40%, 8/4/2022	6,452,316	6,445,380
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 5.40%, 11/3/2023	29,670,889	29,647,004
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.40%, 11/3/2024	18,506,300	18,492,143
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.41%, 2/9/2026	3,787,975	3,810,703
Comet Acquisition, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 10/24/2025	4,070,455	4,024,662
Equian LLC Senior Secured Add on Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 5/20/2024	4,346,650	4,348,280
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 7/27/2023	2,992,328	2,994,198
GFL Environmental, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 5/30/2025	9,638,966	9,498,719
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 3.75%, 6.08%, 2/21/2025	4,842,113	4,831,726
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.83%, 3/13/2025	4,998,581	4,928,601
See accompanying notes to financial statements.
5

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 2/27/2025	$ 7,418,683	$ 7,358,406
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.32%, 12/4/2024	2,817,974	2,781,862
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 5/2/2022	1,321,170	1,313,798
Prometric Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.41%, 1/29/2025	900,650	884,889
Southern Graphics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.73%, 12/31/2022	152,027	127,608
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 6.83%, 7/30/2025	5,550,303	5,524,882
TruGreen, Ltd. Partnership Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.75%, 6.16%, 3/19/2026	1,660,333	1,666,567
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.90%, 8/27/2025	21,710,937	21,768,689
VT Topco, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.08%, 8/1/2025	3,416,047	3,414,970
Senior Secured 2018 Delayed Draw Term Loan, 1 Month USD LIBOR + 3.75%, 6.08%, 8/1/2025	708,093	707,870
		177,837,952
COMPUTER SERVICES — 2.4%
Carbonite, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 6.15%, 3/26/2026	4,000,000	4,014,160
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 7.40%, 1/4/2026	23,215,606	22,141,884
See accompanying notes to financial statements.
6

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Dell International LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.41%, 9/7/2023	$ 974,760	$ 970,905
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 6.15%, 7/12/2025	16,115,242	15,933,946
Perforce Software, Inc. Senior Secured Term Loan B, 4.50%, 7/1/2026	10,080,645	10,080,645
Tempo Acquisition LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 5/1/2024	997,456	994,962
		54,136,502
CONSTRUCTION & ENGINEERING — 0.6%
CNT Holdings III Corp. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.25%, 5.45%, 1/22/2023	4,911,839	4,870,383
Dynasty Acquisition Co., Inc. Senior Secured 2019 Term Loan B1, 3 Month USD LIBOR + 4.00%, 6.33%, 4/6/2026	3,333,042	3,351,490
MX Holdings US, Inc. Senior Secured 2018 USD Term Loan B1C, 1 Month USD LIBOR + 3.00%, 5.40%, 7/31/2025	1,989,802	1,988,558
Pike Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.91%, 3/23/2025	3,513,639	3,522,740
		13,733,171
CONSTRUCTION MATERIALS — 1.1%
ERM Emerald US, Inc. Senior Secured USD Term Loan, 3.75%, 6/26/2026	5,154,639	5,167,526
Quikrete Holdings, Inc. Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 11/15/2023	15,000,000	14,760,450
See accompanying notes to financial statements.
7

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Tamko Building Products, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 5.58%, 4/23/2026	$ 4,477,612	$ 4,471,903
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.00%, 6.59%, 9/27/2024	874,762	867,261
		25,267,140
CONTAINERS & PACKAGING — 1.9%
Berlin Packaging LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.44%, 11/7/2025	4,584,022	4,460,506
Berry Global, Inc. Senior Secured USD Term Loan U, 2.50%, 5/15/2026	20,297,872	20,183,697
Charter NEX US Holdings, Inc. Senior Secured Incremental Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 5/16/2024	5,397,727	5,390,305
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 2/5/2023	5,121,293	5,090,667
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.65%, 10/17/2024	7,613,572	7,228,173
		42,353,348
DIAGNOSTIC EQUIPMENT — 0.1%
Lifescan Global Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.66%, 10/1/2024	1,836,752	1,758,690
DISTRIBUTION/WHOLESALE — 0.0% (b)
Univar USA, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 2.50%, 4.90%, 7/1/2024	951,203	951,503
See accompanying notes to financial statements.
8

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
DISTRIBUTORS — 0.4%
Explorer Holdings, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.08%, 5/2/2023	$ 5,454,660	$ 5,439,333
Spin Holdco, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.85%, 11/14/2022	2,481,013	2,436,044
		7,875,377
DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Weight Watchers International, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.75%, 7.35%, 11/29/2024	175,922	173,247
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Edelman Financial Center LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.64%, 7/21/2025	6,977,516	6,965,061
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.14%, 7/20/2026	769,231	775,000
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.33%, 5/23/2025	2,207,432	2,192,532
LDiscovery LLC Senior Secured Term Loan, 1 Month USD LIBOR + 5.88%, 8.47%, 12/9/2022	3,203,463	3,187,462
Millennium Trust Co. LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.40%, 2/26/2026	6,100,096	6,013,658
UFC Holdings LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.25%, 5.66%, 4/29/2026	292,299	292,116
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.16%, 5/18/2025	22,138,365	21,455,728
		40,881,557
DIVERSIFIED OPERATIONS — 1.3%
Travelport Finance (Luxembourg) S.a.r.l.:
See accompanying notes to financial statements.
9

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Senior Secured 2019 2nd Lien Term Loan, 1 Month USD LIBOR + 9.00%, 11.54%, 3/31/2027	$ 15,000,000	$ 14,475,000
Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 7.54%, 5/29/2026	15,000,000	14,151,525
		28,626,525
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
CenturyLink, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 1/31/2025	40,734,021	39,862,924
Consolidated Communications, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.41%, 10/4/2023	6,467,540	6,203,761
Telesat Canada Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.50%, 4.83%, 11/17/2023	954,402	945,259
		47,011,944
ELECTRICAL EQUIPMENT — 0.1%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.83%, 12/2/2024	2,293,102	2,290,236
ELECTRIC-GENERATION — 0.1%
1199169 B.C. ULC Senior Secured 2019 Term Loan B2, 3 Month USD LIBOR + 4.00%, 6.33%, 4/6/2026	1,791,958	1,801,876
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 7/26/2024	9,559,246	9,517,424
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 2/12/2025	15,678,598	15,423,821
See accompanying notes to financial statements.
10

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
TTM Technologies, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 2.50%, 4.94%, 9/28/2024	$ 1,399,601	$ 1,389,986
		26,331,231
ENERGY EQUIPMENT & SERVICES — 0.1%
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.08%, 10/31/2024	2,262,857	2,260,639
ENTERTAINMENT — 0.3%
AMC Entertainment Holdings, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.23%, 4/22/2026	997,500	996,442
Crown Finance US, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.25%, 4.65%, 2/28/2025	536,335	528,317
PCI Gaming Authority Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 5/29/2026	5,105,263	5,119,609
Six Flags Theme Parks, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.41%, 4/17/2026	791,557	793,286
		7,437,654
FINANCIAL SERVICES — 0.3%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.64%, 10/31/2025	4,030,839	3,975,416
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 2.75%, 5.08%, 6/16/2023	2,976,107	2,963,086
		6,938,502
FOOD & STAPLES RETAILING — 0.1%
Mastronardi Produce, Ltd. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 5/1/2025	2,349,684	2,342,341
See accompanying notes to financial statements.
11

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.6%
Chobani LLC Senior Secured 2017 Term Loan B, 3.50%, 10/10/2023	$ 5,984,667	$ 5,898,637
Dole Food Co., Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 4/6/2024	6,596,342	6,454,092
		12,352,729
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Carestream Health, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 5.75%, 8.15%, 2/28/2021	3,999,468	3,879,483
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 9.50%, 11.90%, 6/7/2021	17,069,077	16,428,987
		20,308,470
HEALTH CARE PROVIDERS & SERVICES — 8.5%
ADMI Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 4/30/2025	2,333,220	2,303,471
Air Medical Group Holdings, Inc.:
Senior Secured 2017 Term Loan B2, 1 Month USD LIBOR + 4.25%, 6.65%, 3/14/2025	16,951,314	15,980,851
Senior Secured 2018 Term Loan B1, 1 Month USD LIBOR + 3.25%, 5.64%, 4/28/2022	2,559,181	2,417,518
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 7.03%, 2/11/2026	21,945,000	21,931,284
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.15%, 2/27/2026	1,534,615	1,539,603
Catalent Pharma Solutions, Inc. Senior Secured Term Loan B2, 1 Month USD LIBOR + 2.25%, 4.65%, 5/18/2026	1,152,955	1,154,396
Certara L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.83%, 8/15/2024	1,652,942	1,644,677
See accompanying notes to financial statements.
12

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 6/7/2023	$ 2,168,440	$ 2,160,493
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.15%, 10/10/2025	49,885,315	44,210,860
GHX Ultimate Parent Corp. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.58%, 6/28/2024	3,626,471	3,563,008
Heartland Dental LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.15%, 4/30/2025	9,866,933	9,373,636
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.08%, 6/7/2023	11,254,906	10,790,641
Ortho-Clinical Diagnostics SA. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.68%, 6/30/2025	15,920,399	15,340,021
Phoenix Guarantor, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 6.92%, 3/5/2026	11,464,968	11,432,006
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.90%, 11/17/2025	6,310,944	6,284,439
Sterigenics-Nordion Holdings LLC Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 5/15/2022	4,961,929	4,901,468
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.66%, 9/2/2024	6,886,038	6,667,957
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 2/6/2024	27,297,067	24,243,207
See accompanying notes to financial statements.
13

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 6/23/2024	$ 2,025,316	$ 1,988,182
		187,927,718
HEALTH CARE TECHNOLOGY — 0.9%
Agiliti Health, Inc Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.50%, 1/4/2026	2,702,703	2,699,324
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 3/1/2024	15,747,587	15,653,180
Press Ganey Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 10/23/2023	2,503,884	2,504,047
		20,856,551
HOTELS, RESTAURANTS & LEISURE — 4.6%
1011778 BC ULC Senior Secured Term Loan B3, 1 Month USD LIBOR + 2.25%, 4.65%, 2/16/2024	838,435	833,547
Alterra Mountain Company. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.40%, 7/31/2024	2,101,266	2,097,001
Big Jack Holdings L.P. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.66%, 4/5/2024	6,755,874	6,671,425
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 12/22/2024	10,972,152	10,799,560
CEC Entertainment, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 2/14/2021	12,412,615	12,342,794
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.90%, 2/1/2024	25,346,487	24,864,904
See accompanying notes to financial statements.
14

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.75%, 5.14%, 10/4/2023	$ 11,864,621	$ 11,783,764
Hilton Worldwide Finance LLC Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 1.75%, 4.15%, 6/22/2026	2,965,218	2,970,273
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 2 Month USD LIBOR + 2.75%, 5.27%, 8/14/2024	25,639,277	25,284,942
SeaWorld Parks & Entertainment, Inc. Senior Secured Term Loan B5, 1 Month USD LIBOR + 3.00%, 5.40%, 3/31/2024	3,966,992	3,963,084
Travel Leaders Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.38%, 1/25/2024	722,650	725,057
		102,336,351
HOUSEHOLD PRODUCTS — 0.2%
Champ Acquisition Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.50%, 7.83%, 12/19/2025	3,445,373	3,410,919
INSURANCE — 3.3%
Acrisure LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.27%, 11/22/2023	4,171,348	4,147,009
Alliant Holdings I, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 5/9/2025	11,435,746	11,136,815
Alliant Holdings Intermediate LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 5.66%, 5/9/2025	10,588,235	10,464,724
AmWINS Group, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 1/25/2024	992,366	986,784
See accompanying notes to financial statements.
15

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 10/22/2024	$ 8,136,139	$ 8,070,033
Broadstreet Partners, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 11/8/2023	1,398,335	1,396,804
Hub International, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.59%, 4/25/2025	22,542,307	22,018,423
Hyperion Insurance Group Ltd. Senior Secured 2017 Repriced Term Loan, 1 Month USD LIBOR + 3.50%, 5.94%, 12/20/2024	1,476,270	1,475,856
NFP Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 1/8/2024	7,715,122	7,514,992
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 12/31/2025	5,237,211	5,173,134
		72,384,574
INTERACTIVE MEDIA & SERVICES — 0.9%
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 6.53%, 11/21/2024	8,891,603	8,645,484
Ivanti Software, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.67%, 1/20/2024	11,740,850	11,728,639
		20,374,123
INTERNET & CATALOG RETAIL — 0.5%
Harbor Freight Tools USA, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.90%, 8/18/2023	11,020,198	10,756,705
See accompanying notes to financial statements.
16

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
IT SERVICES — 1.7%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.19%, 2/27/2025	$ 5,712,893	$ 5,693,269
DigiCert, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 8.00%, 10.40%, 10/31/2025	7,652,788	7,614,524
Senior Secured 2017 Term Loan B1, 1 Month USD LIBOR + 4.00%, 6.40%, 10/31/2024	7,529,109	7,512,659
Presidio, Inc. Senior Secured 2017 Refinanced Term Loan B, 1 Month USD LIBOR + 2.75%, 5.34%, 2/2/2024	874,625	873,169
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.16%, 2/1/2023	9,721,978	9,536,628
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.16%, 10/10/2025	5,452,055	5,385,049
		36,615,298
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 8/30/2024	4,210,883	4,149,467
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.90%, 8/18/2022	720,435	717,326
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 9/27/2024	11,124,024	10,683,068
		15,549,861
MACHINERY — 1.2%
Apex Tool Group LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.15%, 2/1/2022	582,392	561,526
See accompanying notes to financial statements.
17

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.58%, 7/19/2024	$ 4,925,000	$ 4,801,875
Hayward Industries, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 8/5/2024	2,934,924	2,879,894
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 4.00%, 6.40%, 5/31/2025	4,962,406	4,785,620
Pro Mach Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.14%, 3/7/2025	7,031,059	6,787,925
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 3/28/2025	7,682,650	7,355,062
		27,171,902
MACHINERY-CONSTRUCTION & MINING — 0.9%
Brookfield WEC Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 8/1/2025	7,488,684	7,488,160
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 9.15%, 8/3/2026	2,279,705	2,312,841
Senior Secured 2019 Incremental Term Loan, 1 Month USD LIBOR + 3.50%, 3.50%, 8/1/2025	4,220,211	4,220,211
Vertiv Group Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.00%, 6.33%, 11/30/2023	6,000,000	5,715,000
		19,736,212
MEDIA — 6.1%
Altice Financing SA Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.14%, 1/31/2026	2,394,771	2,280,277
See accompanying notes to financial statements.
18

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
CBS Radio, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 11/18/2024	$ 3,185,097	$ 3,186,435
CSC Holdings LLC:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.25%, 4.64%, 7/17/2025	1,000,000	985,700
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.39%, 4/15/2027	3,571,429	3,581,250
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.08%, 11/29/2024	6,798,611	6,594,653
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.15%, 9/13/2024	16,672,780	16,408,099
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 2.75%, 6/20/2026	29,689,441	29,615,218
Radiate Holdco LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 2/1/2024	20,777,228	20,334,466
Univision Communications, Inc. Senior Secured Term Loan C5, 1 Month USD LIBOR + 2.75%, 5.15%, 3/15/2024	39,591,271	37,763,342
Virgin Media Bristol LLC Senior Secured USD Term Loan K, 1 Month USD LIBOR + 2.50%, 4.89%, 1/15/2026	371,485	370,556
Ziggo Secured Finance Partnership Senior Secured USD Term Loan E, 1 Month USD LIBOR + 2.50%, 4.89%, 4/15/2025	15,552,716	15,261,102
		136,381,098
METALS & MINING — 0.3%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 7.15%, 2/27/2023	5,008,389	5,020,909
See accompanying notes to financial statements.
19

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
PLZ Aeroscience Corp. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 5.94%, 7/31/2022	$ 1,258,573	$ 1,255,232
		6,276,141
MULTILINE RETAIL — 0.4%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 12/13/2023	9,898,542	9,601,586
OIL, GAS & CONSUMABLE FUELS — 0.5%
BCP Raptor LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 6.65%, 6/24/2024	1,795,281	1,709,449
EG America LLC. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.33%, 2/7/2025	10,106,518	9,952,798
		11,662,247
OIL-FIELD SERVICES — 0.0% (b)
MRC Global (US) Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 9/20/2024	834,011	832,968
PAPER&RELATED PRODUCTS — 0.3%
Flex Acquisition Co., Inc. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.25%, 5.69%, 6/29/2025	6,768,705	6,441,134
PHARMACEUTICALS — 3.1%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.94%, 5/4/2025	1,700,168	1,692,381
Endo Luxembourg Finance Co. I S.A.R.L. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.69%, 4/29/2024	25,831,063	24,324,337
Horizon Pharma, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.94%, 5/22/2026	2,383,308	2,384,058
See accompanying notes to financial statements.
20

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Pearl Intermediate Parent LLC:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 2/14/2025	$ 10,159,523	$ 9,835,689
Senior Secured 2018 Delayed Draw Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 2/14/2025	2,179,605	2,110,117
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.41%, 6/2/2025	29,471,859	29,493,374
		69,839,956
PIPELINES — 0.5%
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 6.40%, 5/22/2026	10,306,122	10,269,639
POLLUTION CONTROL — 0.5%
Core & Main L.P. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.52%, 8/1/2024	4,275,681	4,272,346
EnergySolutions LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.08%, 5/9/2025	6,363,069	6,108,546
		10,380,892
PROFESSIONAL SERVICES — 0.3%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.83%, 7/25/2022	9,255,211	7,369,508
RECYCLING — 0.5%
Gopher Resource LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 3/6/2025	6,036,068	6,010,928
Tunnel Hill Partners LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 2/6/2026	4,731,504	4,728,547
		10,739,475
See accompanying notes to financial statements.
21

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
RETAIL-RESTAURANTS — 0.9%
Flynn Restaurant Group L.P. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 6/27/2025	$ 9,054,214	$ 8,796,758
Fogo De Chao, Inc. Senior Secured 2018 Add On Term Loan, 1 Month USD LIBOR + 4.25%, 6.65%, 4/7/2025	5,527,344	5,534,253
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 3/14/2025	2,357,639	2,334,652
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 1/31/2025	2,179,557	2,158,851
		18,824,514
SEMICONDUCTOR EQUIPMENT — 0.3%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.90%, 6/21/2024	765,786	752,148
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 4.90%, 6/21/2024	5,171,545	5,079,439
		5,831,587
SOFTWARE — 11.1%
Acrisure LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.77%, 11/22/2023	15,212,670	15,171,519
Almonde, Inc. Senior Secured USD 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 6/13/2024	31,882,655	31,121,138
AutoData, Inc. Senior Secured 2019 Term Loan B, 6.02%, 6/1/2026	5,206,612	5,191,408
See accompanying notes to financial statements.
22

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Banff Merger Sub Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 6.58%, 10/2/2025	$ 16,456,561	$ 15,613,162
Compuware Corp. Senior Secured 2018 Term Loan B, 4.00%, 8/22/2025	3,521,127	3,521,127
Cypress Intermediate Holdings III, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.16%, 4/26/2024	3,489,377	3,450,994
Dun & Bradstreet Corp. Senior Secured Term Loan, 1 Month USD LIBOR + 5.00%, 7.40%, 2/6/2026	27,837,838	27,881,404
Dynatrace LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 8/22/2025	2,737,000	2,735,974
Epicor Software Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.66%, 6/1/2022	4,663,417	4,640,100
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.91%, 2/26/2025	1,491,215	1,488,889
GlobalLogic Holdings, Inc. Senior Secured 2018 Add On 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 8/1/2025	4,092,114	4,088,697
Help/Systems Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.08%, 3/28/2025	2,765,545	2,748,260
Hyland Software, Inc.:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.00%, 9.40%, 7/7/2025	2,853,801	2,874,020
Senior Secured 2018 Term Loan 3, 1 Month USD LIBOR + 3.25%, 5.65%, 7/1/2024	4,537,516	4,513,422
Imperva, Inc.:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 6.41%, 1/12/2026	1,409,091	1,404,251
Senior Secured 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 10.16%, 1/11/2027	2,441,176	2,410,662
See accompanying notes to financial statements.
23

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Informatica Corp. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 8/5/2022	$ 1,922,398	$ 1,926,407
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.58%, 11/1/2023	15,609,479	15,594,884
McAfee LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.15%, 9/30/2024	19,457,789	19,460,805
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 11/29/2024	11,074,538	10,597,945
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 9.65%, 12/1/2025	8,285,862	8,047,643
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.66%, 9/5/2025	3,468,174	3,406,614
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 6.37%, 4/26/2024	7,298,246	7,097,545
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 2/9/2024	2,336,988	2,326,273
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 6.83%, 5/16/2025	2,564,518	2,529,897
Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.83%, 5/16/2026	11,186,275	11,039,511
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 8.25%, 10.65%, 11/20/2026	14,000,000	13,510,000
SolarWinds Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 2/5/2024	6,709,486	6,685,701
See accompanying notes to financial statements.
24

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Solera, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 3/3/2023	$ 2,755,248	$ 2,738,468
SonicWALL US Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 6.02%, 5/16/2025	8,669,500	8,105,983
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.58%, 9/30/2022	1,281,528	1,279,445
Vero Parent, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.90%, 8/16/2024	3,257,077	3,250,970
		246,453,118
SPECIALTY RETAIL — 3.0%
Bass Pro Group LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 7.40%, 9/25/2024	36,576,089	35,013,924
Party City Holdings, Inc. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 2.50%, 4.91%, 8/19/2022	385,938	384,077
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.83%, 1/26/2023	8,028,452	6,252,157
PetSmart, Inc. Senior Secured Consenting Term Loan, 1 Month USD LIBOR + 3.00%, 5.42%, 3/11/2022	24,647,360	24,058,165
		65,708,323
TELECOM SERVICES — 0.6%
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.65%, 12/15/2024	12,878,792	12,347,542
See accompanying notes to financial statements.
25

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.94%, 11/30/2025	$ 2,431,444	$ 2,330,138
THRIFTS & MORTGAGE FINANCE — 0.3%
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.83%, 11/1/2024	7,164,827	7,043,025
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,842,260,595)		1,822,645,698
CORPORATE BONDS & NOTES — 15.5%
AEROSPACE & DEFENSE — 0.4%
TransDigm, Inc. 6.25%, 3/15/2026 (c)	7,500,000	7,858,350
AUTO PARTS & EQUIPMENT — 0.4%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 6.25%, 5/15/2026 (c)	7,913,000	8,223,111
BUILDING MATERIALS — 0.0% (b)
Builders FirstSource, Inc. 6.75%, 6/1/2027 (c)	824,000	871,438
COMMERCIAL SERVICES — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 7/15/2027 (c) (d)	8,000,000	8,067,280
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.75%, 4/15/2026 (c)	18,438,000	19,055,673
9.25%, 5/15/2023 (c)	753,000	790,680
Service Corp. International 5.13%, 6/1/2029	1,350,000	1,422,441
		29,336,074
COMPUTERS — 0.7%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (c)	1,122,000	973,257
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (c)	13,500,000	13,906,890
		14,880,147
See accompanying notes to financial statements.
26

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.1%
IAA, Inc. 5.50%, 6/15/2027 (c)	$ 2,353,000	$ 2,447,332
ELECTRIC — 0.6%
NRG Energy, Inc. 5.25%, 6/15/2029 (c)	1,250,000	1,334,325
Vistra Operations Co. LLC 5.00%, 7/31/2027 (c)	12,544,000	13,024,184
		14,358,509
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Energizer Holdings, Inc. 7.75%, 1/15/2027 (c)	1,900,000	2,053,843
ENGINEERING & CONSTRUCTION — 0.0% (b)
frontdoor, Inc. 6.75%, 8/15/2026 (c)	250,000	267,775
ENTERTAINMENT — 0.6%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	7,000,000	6,479,760
5.88%, 11/15/2026	1,000,000	900,440
Cedar Fair L.P. 5.25%, 7/15/2029 (c)	1,810,000	1,850,363
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	5,000,000	5,048,750
		14,279,313
ENVIRONMENTAL CONTROL — 0.4%
GFL Environmental, Inc.:
7.00%, 6/1/2026 (c)	4,394,000	4,491,063
8.50%, 5/1/2027 (c)	3,830,000	4,118,246
		8,609,309
FOOD — 0.5%
Albertsons Cos. LLC/Safeway, Inc./New Albertson's Inc./Albertson's LLC 5.75%, 3/15/2025	12,024,000	12,133,899
HAND & MACHINE TOOLS — 0.2%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (c)	4,450,000	3,995,878
HEALTH CARE PRODUCTS — 0.3%
Avantor, Inc. 9.00%, 10/1/2025 (c)	5,000,000	5,568,500
See accompanying notes to financial statements.
27

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Kinetic Concepts, Inc./KCI USA, Inc. 7.88%, 2/15/2021 (c)	$ 727,000	$ 745,182
		6,313,682
HEALTH CARE SERVICES — 1.2%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (c)	17,000,000	15,930,020
Tenet Healthcare Corp.:
6.25%, 2/1/2027 (c)	5,000,000	5,171,500
6.75%, 6/15/2023	2,727,000	2,741,753
8.13%, 4/1/2022	2,000,000	2,096,840
		25,940,113
INSURANCE — 1.1%
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (c)	4,773,000	4,799,204
HUB International, Ltd. 7.00%, 5/1/2026 (c)	13,964,000	14,157,541
USI, Inc. 6.88%, 5/1/2025 (c)	5,000,000	4,950,950
		23,907,695
LODGING — 0.0% (b)
Boyd Gaming Corp. 6.38%, 4/1/2026	670,000	708,096
MACHINERY, CONSTRUCTION & MINING — 0.4%
Vertiv Group Corp. 9.25%, 10/15/2024 (c)	8,906,000	8,548,335
MACHINERY-DIVERSIFIED — 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (c)	2,499,000	2,258,146
MEDIA — 3.4%
CSC Holdings LLC:
5.38%, 2/1/2028 (c)	1,000,000	1,038,330
7.50%, 4/1/2028 (c)	13,887,000	15,279,588
Entercom Media Corp. 6.50%, 5/1/2027 (c)	1,200,000	1,247,940
iHeartCommunications, Inc.:
6.38%, 5/1/2026	24,997,980	26,523,107
6.58%, 5/1/2026	9,999,998	10,024,248
Nexstar Escrow, Inc. 5.63%, 7/15/2027 (c) (d)	5,660,000	5,813,160
See accompanying notes to financial statements.
28

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (c)	$ 6,000,000	$ 6,161,400
Univision Communications, Inc. 5.13%, 5/15/2023 (c)	5,000,000	4,885,500
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (c)	4,218,000	4,280,806
		75,254,079
PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 7.25%, 5/15/2024 (c)	320,000	338,023
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (c)	1,478,000	1,338,063
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (c)	1,688,000	1,573,452
		3,249,538
PHARMACEUTICALS — 1.1%
Bausch Health Cos., Inc.:
7.00%, 1/15/2028 (c)	2,273,000	2,354,487
9.00%, 12/15/2025 (c)	3,000,000	3,354,120
NVA Holdings, Inc. 6.88%, 4/1/2026 (c)	7,998,000	8,376,705
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)	10,000,000	9,819,500
		23,904,812
RETAIL — 0.8%
CEC Entertainment, Inc. 8.00%, 2/15/2022	1,148,000	1,162,350
eG Global Finance PLC 6.75%, 2/7/2025 (c)	7,042,000	6,987,072
IRB Holding Corp. 6.75%, 2/15/2026 (c)	8,000,000	8,020,480
Party City Holdings, Inc. 6.63%, 8/1/2026 (c)	2,500,000	2,422,425
		18,592,327
SOFTWARE — 0.7%
CDK Global, Inc. 5.25%, 5/15/2029 (c)	3,692,000	3,818,414
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (c)	5,000,000	5,073,050
See accompanying notes to financial statements.
29

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Infor US, Inc. 6.50%, 5/15/2022	$ 1,000,000	$ 1,017,700
IQVIA, Inc. 5.00%, 5/15/2027 (c)	6,000,000	6,189,600
		16,098,764
TELECOMMUNICATIONS — 0.9%
Sprint Communications, Inc. 6.00%, 11/15/2022	20,000,000	20,850,200
TOTAL CORPORATE BONDS & NOTES (Cost $340,716,570)		344,940,765
	Shares
SHORT-TERM INVESTMENT — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (e) (f) (Cost $72,656,687)	72,656,687	72,656,687
TOTAL INVESTMENTS — 100.8% (Cost $2,255,633,852)		2,240,243,150
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(17,098,233)
NET ASSETS — 100.0%		$ 2,223,144,917
(a)	The rate shown represents the rate at June 30, 2019.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.6% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2019.
LIBOR	= London Interbank Offered Rate
LP	= Limited Partnership
See accompanying notes to financial statements.
30

BLACKSTONE / GSO SENIOR LOAN PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

At June 30, 2019, the Portfolio had unfunded loan commitments of $1,196,533, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Heartland Dental LLC	221,372	210,305	(11,067)
Pearl Intermediate Parent LLC	826,854	800,498	(26,356)
VT Topco, Inc.	148,307	148,260	(47)
			$(37,470)
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 344,940,765	$—	$ 344,940,765
Senior Floating Rate Loans	—	1,822,645,698	—	1,822,645,698
Short-Term Investment	72,656,687	—	—	72,656,687
TOTAL INVESTMENTS	$72,656,687	$2,167,586,463	$—	$2,240,243,150
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loan Commitments(a)	—	(37,470)	—	(37,470)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (37,470)	$—	$ (37,470)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	196,673,118	$196,673,118	$2,283,969,996	$2,407,986,427	$—	$—	72,656,687	$72,656,687	$4,228,570
See accompanying notes to financial statements.
31

SSGA MASTER TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019

Blackstone / GSO Senior Loan Portfolio
ASSETS
Investments in unaffiliated issuers, at value	$2,167,586,463
Investments in affiliated issuers, at value	72,656,687
Total Investments	2,240,243,150
Cash	23,918,780
Receivable for investments sold	230,718,579
Dividends receivable — affiliated issuers	205,266
Interest receivable — unaffiliated issuers	7,879,465
Other Receivable	610,868
TOTAL ASSETS	2,503,576,108
LIABILITIES
Payable for investments purchased	279,832,955
Unrealized depreciation on unfunded loan commitments	37,470
Advisory fee payable	554,194
Trustees’ fees and expenses payable	5,488
Accrued expenses and other liabilities	1,084
TOTAL LIABILITIES	280,431,191
NET ASSETS	$2,223,144,917
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,182,977,165
Investments in affiliated issuers	72,656,687
Total cost of investments	$2,255,633,852
See accompanying notes to financial statements.
32

SSGA MASTER TRUST
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2019

Blackstone / GSO Senior Loan Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$161,844,668
Dividend income — affiliated issuers	4,228,570
TOTAL INVESTMENT INCOME (LOSS)	166,073,238
EXPENSES
Advisory fee	8,273,531
Trustees’ fees and expenses	52,005
TOTAL EXPENSES	8,325,536
NET INVESTMENT INCOME (LOSS)	157,747,702
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(68,985,053)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(7,554,409)
Unfunded loan commitments	(156,027)
Net change in unrealized appreciation/depreciation	(7,710,436)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(76,695,489)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 81,052,213
See accompanying notes to financial statements.
33

SSGA MASTER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Blackstone / GSO Senior Loan Portfolio
	Year Ended 6/30/19	Year Ended 6/30/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 157,747,702	$ 112,665,248
Net realized gain (loss)	(68,985,053)	(11,863,247)
Net change in unrealized appreciation/depreciation	(7,710,436)	(16,510,979)
Net increase (decrease) in net assets resulting from operations	81,052,213	84,291,022
CAPITAL TRANSACTIONS
Contributions	780,016,463	1,509,849,498
Withdrawals	(1,834,202,148)	(225,415,777)
Other Capital	5,615,430	850,599
Net increase (decrease) in net assets from capital transactions	(1,048,570,255)	1,285,284,320
Net increase (decrease) in net assets during the period	(967,518,042)	1,369,575,342
Net assets at beginning of period	3,190,662,959	1,821,087,617
NET ASSETS AT END OF PERIOD	$ 2,223,144,917	$3,190,662,959
See accompanying notes to financial statements.
34

SSGA MASTER TRUST
FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

	Blackstone / GSO Senior Loan Portfolio
	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Total return	4.10%	4.43%	6.19%	(0.20)%	2.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,223,145	$3,190,663	$1,821,088	$802,489	$672,264
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.31%
Net investment income (loss)	5.72%	4.70%	4.31%	4.54%	4.49%
Portfolio turnover rate	124%	90%	68%	88%	65%
See accompanying notes to financial statements.
35

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.    Organization
SSGA Master Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of one (1) series, which represents a separate series of beneficial interest in the Trust. The financial statements herein relate to the Blackstone / GSO Senior Loan Portfolio (the “Portfolio”).
The Portfolio is classified as a diversified investment company under the 1940 Act.
The Portfolio serves as a master fund in a master-feeder structure.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the
36

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

“Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Portfolio's NAV and the prices used by the Portfolio's underlying benchmark.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
37

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2019, is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Expenses which are directly identifiable to the Portfolio are applied to the Portfolio within the Trust.
38

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

3.    Securities and Other Investments
Loan Agreements
The Portfolio invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolio does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolio as the issuers of such loans.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Portfolio, facilities furnished, and expenses borne by the Adviser, the Portfolio pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Portfolio’s average daily net assets as shown in the following table:
Annual Rate
Blackstone / GSO Senior Loan Portfolio	0.30%
The Adviser pays all the expenses of the Portfolio other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees' counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
GSO / Blackstone Debt Funds Management LLC receives fees for its services as the sub-adviser to the Portfolio from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
39

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
Blackstone / GSO Senior Loan Portfolio	$3,243,539,566	$4,164,867,456
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
40

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Blackstone / GSO Senior Loan Portfolio	$2,264,569,843	$13,396,321	$37,723,014	$(24,326,693)
8.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The Portfolio has exclusive access to $300 million of the total credit facility. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Blackstone / GSO Senior Loan Portfolio pays the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2019.
9.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of it's assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the
41

SSGA MASTER TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019

U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
42

SSGA MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Owners of Beneficial Interest and the Board of Trustees of Blackstone / GSO Senior Loan Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Blackstone / GSO Senior Loan Portfolio (the “Portfolio”), including the schedule of investments, as of June 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at June 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing
43

SSGA MASTER TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 26, 2019
44

SSGA MASTER TRUST
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
45

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Blackstone / GSO Senior Loan Portfolio
Annualized Expense Ratio	0.30%
Actual:
Ending Account Value	$1,029.50
Expenses Paid During Period(a)	1.51
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.30
Expenses Paid During Period(a)	1.51
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Portfolio's investment adviser to vote proxies relating to the Portfolio's portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Portfolio's website www.spdrs.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Portfolio's schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Portfolio’s website at www.spdrs.com.
46

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Approval of Advisory Agreements
At in-person meetings held prior to June 30, 2019, the Board of Trustees of the Trusts (the “Board”) evaluated proposals to continue the separate Investment Advisory Agreement (the “Agreements”) between each Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to: (1) the SPDR Blackstone / GSO Senior Loan ETF, a series of SSGA Active Trust, and (2) the Blackstone / GSO Senior Loan Portfolio, a series of SSGA Master Trust (together with the SPDR Blackstone / GSO Senior Loan ETF, the “Funds”). The Trustees who are not “interested persons” of each Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trusts’ sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the Funds under the Agreements, (ii) investment performance of the Funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trusts, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the Funds grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s responsibilities for managing investment operations of each of the Funds in accordance with each Fund’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR Blackstone / GSO Senior Loan ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds, as well as with master-feeder structures. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the Funds. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each Fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution
47

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for exchange-traded funds. The Board specifically considered the Adviser’s experience in active management, managing exchange-traded funds and master-feeder structures, and in overseeing third-party sub-advisers.
Investment Performance
SPDR Blackstone / GSO Senior Loan ETF. The Board then reviewed the Funds’ performance. The Board compared the SPDR Blackstone / GSO Senior Loan ETF’s (the feeder fund) investment performance to the performance of an appropriate benchmark (gross of expenses) and a group of comparable funds (net of expenses). Among other information, the Board considered that although the Fund underperformed the median of its Performance Group for the 4- and 5-year periods, it outperformed the median of its Performance Group for the 1-, 2- and 3-year periods. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3- and 5-year and since inception periods.
In those instances where the Board observed underperformance, the Trustees considered management’s explanation of those factors that contributed to such underperformance and steps being taken in response to such factors.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the Funds to the Adviser, including data on the Funds’ historical profitability to the Adviser. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each Fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed. The Board reviewed the universe of similar exchange-traded funds based upon data independently obtained from Broadridge Financial Solutions, Inc. (formerly Lipper Analytical Services) and related comparative information for similar exchange-traded funds. The Board also reviewed the fee structure of the SPDR
48

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Blackstone / GSO Senior Loan ETF in connection with the master-feeder structure. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trusts, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trusts’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each Fund’s assets grow in size. The Board noted that the Agreements did not provide for breakpoints in each Fund’s advisory fee rates as assets of a Fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the Funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the Funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the Funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Funds were appropriate; (b) the performance of the SPDR GSO / Blackstone Senior Loan ETF had been satisfactory; (c) the Adviser’s unitary fee for the SPDR GSO / Blackstone Senior Loan ETF, considered in relation to services provided and in relation to fees charged to comparable funds, was fair and reasonable; (d) profitability of the Trusts’ relationship with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the Funds by way of the relatively low fee structure of the Trusts.
Approval of GSO / Blackstone Debt Funds Management LLC Sub-Advisory Agreements
49

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

At in-person meetings held prior to June 30, 2019, the Board also evaluated proposals to continue the separate Sub-Advisory Agreements (the “GSO / Blackstone Sub-Advisory Agreements”) between the Adviser and GSO / Blackstone Debt Funds Management LLC (“GSO / Blackstone”) with respect to the SPDR Blackstone / GSO Senior Loan ETF, a series of the SSGA Active Trust, and Blackstone / GSO Senior Loan Portfolio, a series of the SSGA Master Trust, each sub-advised by GSO / Blackstone (the “GSO / Blackstone Funds”). The Independent Trustees also met separately to consider the GSO / Blackstone Sub-Advisory Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the GSO / Blackstone Sub-Advisory Agreements, the Board requested, and GSO / Blackstone and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the GSO / Blackstone Sub-Advisory Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds under the GSO / Blackstone Sub-Advisory Agreements and (ii) investment performance of the GSO / Blackstone Funds. The Board was informed of the portion of the current advisory fee that the Adviser would pay to GSO / Blackstone under the GSO / Blackstone Sub-Advisory Agreements and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the GSO / Blackstone Funds.
The Board considered the background and experience of GSO / Blackstone’s senior management and, in particular, GSO / Blackstone’s experience in investing in senior loan securities. The Board reviewed the GSO / Blackstone Funds’ performance, noting that the performance of the GSO / Blackstone Funds was satisfactory. The Board also considered the unitary fee paid to the Adviser by each GSO / Blackstone Fund and GSO / Blackstone’s fees paid by the Adviser. The Board also considered whether GSO / Blackstone benefited in other ways from its relationship with the Trusts.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreements between the Trusts and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the GSO / Blackstone Sub-Advisory Agreement for each GSO / Blackstone Fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by GSO / Blackstone with respect to the GSO / Blackstone Funds were appropriate; (b) the performance of the GSO / Blackstone Funds had been satisfactory; (c) GSO / Blackstone’s fees for the GSO / Blackstone Funds and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to GSO / Blackstone were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to GSO / Blackstone adequately shared the economies
50

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

of scale with each applicable GSO / Blackstone Fund by way of the relatively low fee structure of the Trusts.
TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SSGA Master Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Retired.	128	None.
BONNY EUGENIA BOATMAN c/o SSGA Master Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	128	None.
DWIGHT D. CHURCHILL c/o SSGA Master Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	128	Affiliated Managers Group, Inc. (Director).
CARL G. VERBONCOEUR c/o SSGA Master Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	128	The Motley Fool Funds Trust (Trustee).
51

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
CLARE S. RICHER c/o SSGA Master Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, Putnam Investments LLC (December 2008 – May 2017).	128	Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University of
					Notre Dame (Trustee).
SANDRA G. SPONEM c/o SSGA Master Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007 – April 2017).	128	Guggenheim /Rydex Funds (Trustee).
52

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President and Principal, State Street Global Advisors (2006-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017- present); Director, State Street Global Markets, LLC (2013-April 2017); President, SSGA Funds Management, Inc. (2005-2012).	189	None.
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

53

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since March 2011	Managing Director, State Street Global Advisors (2005 - present).*
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 -present).
ANDREW DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
JAMES GOUNDREY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1977	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Attorney, MFS Investment Management (March 2012 - August 2015).
54

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (January 2016 -April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 - January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 - June 2015).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Assistant Director, Cambridge Associates, LLC (July 2014 - January 2015); Vice President, Bank of New York Mellon (July 2012 - August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 - July 2012).
55

SSGA MASTER TRUST
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013); Director of Compliance, AARP Financial Inc. (2008 - 2010).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
56

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SSGA Master Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SSGA Master Trust
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
Past performance is no guarantee of future results. It is not possible to invest directly in an index. Index performance does not reflect charges and expenses associated with the fund or brokerage commissions associated with buying and selling a fund. Index performance is not meant to represent that of any particular fund.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs. SSGA Funds Management has retained GSO Capital Partners as the sub-adviser.
GSO Capital Partners is not affiliated with State Street Global Advisors Funds Distributors, LLC.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2019 State Street Corporation -All Rights Reserved
SPDRGSOAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)    The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2)    Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2019 and June 30, 2018, the aggregate audit fees billed for professional services rendered by the principal accountant were $257,071 and $209,557, respectively. Audit fees include the performance of the annual audits and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2019 and June 30, 2018, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2019 and June 30, 2018, the aggregate tax fees billed for professional services rendered by the principal accountant were $138,894 and $117,852, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2019 and June 30, 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.

Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2019 (in millions)		FY 2018 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$14.8		$15.4
Tax Fees	$5.3		$7.8
All Other Fees	$16.2		$16.2

(1)	Information is for the calendar years 2018 and 2017, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)

The Schedule of Investments for the SPDR DoubleLine Total Return Tactical ETF is listed below. The Summary Schedule of Investments for this Fund as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2019

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 16.9%
ARGENTINA — 0.4%
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	$ 450,000	$ 387,464
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	2,500,000	2,152,575
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	4,350,000	4,038,409
YPF SA:
Series REGS, 6.95%, 7/21/2027	1,500,000	1,365,660
Series REGS, 8.50%, 7/28/2025	3,600,000	3,600,216
		11,544,324
AUSTRALIA — 0.3%
Commonwealth Bank of Australia 3.90%, 7/12/2047 (a)	1,838,000	1,979,692
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,171,470
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	1,990,000	2,077,699
Westpac Banking Corp. 3.30%, 2/26/2024	3,205,000	3,326,854
		8,555,715
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,605,000	1,962,385
BRAZIL — 0.9%
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a) (b)	4,800,000	5,013,744
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	4,900,000	4,658,381
Braskem Finance, Ltd. Series REGS, 5.75%, 4/15/2021	600,000	625,938
CIMPOR Financial Operations B.V. Series REGS, 5.75%, 7/17/2024	1,000,000	876,160
CSN Islands XII Corp. Series REGS, 7.00%, 9/23/2019	1,600,000	1,440,208
CSN Resources SA:
7.63%, 4/17/2026 (a)	1,800,000	1,905,120
Security Description	Principal Amount	Value
Series REGS, 7.63%, 2/13/2023	$ 1,200,000	$ 1,269,564
Itau Unibanco Holding SA:
Series REGS, 6.20%, 12/21/2021	300,000	318,597
Series REGS, 5 Year CMT + 3.86%, 6.50%, 3/19/2023 (b)	1,500,000	1,541,040
JBS Investments GmbH Series REGS, 7.25%, 4/3/2024	2,500,000	2,597,200
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	85,000	88,367
5.88%, 7/15/2024 (a)	130,000	133,762
6.75%, 2/15/2028 (a)	530,000	575,448
MARB BondCo PLC:
7.00%, 3/15/2024 (a)	600,000	624,000
Series REGS, 6.88%, 1/19/2025	2,200,000	2,288,132
NBM US Holdings, Inc. 7.00%, 5/14/2026 (a)	1,000,000	1,051,960
Petrobras Global Finance B.V.:
5.75%, 2/1/2029	4,600,000	4,802,170
6.90%, 3/19/2049	700,000	746,109
Votorantim Cimentos International SA Series REGS, 7.25%, 4/5/2041	600,000	715,050
		31,270,950
CANADA — 0.5%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	1,195,000	1,205,444
Bank of Nova Scotia 3.40%, 2/11/2024	1,495,000	1,555,473
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	300,000	301,290
7.88%, 4/15/2027 (a)	350,000	350,427
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	220,000	154,290
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	3,175,000	3,206,718
Cenovus Energy, Inc. 5.40%, 6/15/2047	1,550,000	1,668,761
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	675,000	687,751
Fortis, Inc. 2.10%, 10/4/2021	1,395,000	1,380,743
Garda World Security Corp. 8.75%, 5/15/2025 (a)	645,000	638,898
GFL Environmental, Inc. 8.50%, 5/1/2027 (a)	285,000	306,449
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	245,000	216,232

1

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
MEG Energy Corp. 7.00%, 3/31/2024 (a)	$ 275,000	$ 262,202
Parkland Fuel Corp. 5.88%, 7/15/2027 (a) (c)	355,000	361,362
Stoneway Capital Corp. Series REGS, 10.00%, 3/1/2027	2,637,689	2,488,765
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	655,000	673,386
Telesat Canada/Telesat LLC 8.88%, 11/15/2024 (a)	780,000	846,058
Tervita Escrow Corp. 7.63%, 12/1/2021 (a)	1,035,000	1,052,492
		17,356,741
CAYMAN ISLANDS — 0.2%
Avolon Holdings Funding, Ltd. 5.13%, 10/1/2023 (a)	495,000	522,953
Cosan Overseas, Ltd. 8.25%, 8/5/2019	4,314,000	4,459,597
		4,982,550
CHILE — 0.9%
AES Gener SA:
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	1,000,000	1,068,730
Series REGS, 5.00%, 7/14/2025	200,000	207,730
Series REGS, 7.13%, 3/26/2079 (b)	2,000,000	2,137,460
Banco de Credito e Inversiones SA Series REGS, 4.00%, 2/11/2023	2,000,000	2,092,320
Celulosa Arauco y Constitucion SA:
4.75%, 1/11/2022	1,400,000	1,453,984
5.50%, 4/30/2049 (a)	600,000	633,960
Embotelladora Andina SA Series REGS, 5.00%, 10/1/2023	1,804,000	1,932,932
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,739,000	1,806,752
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,781,231
Empresa Nacional de Telecomunicaciones SA Series REGS, 4.75%, 8/1/2026	2,200,000	2,308,812
GNL Quintero SA Series REGS, 4.63%, 7/31/2029	200,000	211,310
Guanay Finance, Ltd. Series REGS, 6.00%, 12/15/2020	665,452	673,776
Security Description	Principal Amount	Value
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	$ 2,300,000	$ 2,383,559
Latam Finance, Ltd. 7.00%, 3/1/2026 (a)	2,700,000	2,821,986
SACI Falabella Series REGS, 3.75%, 4/30/2023	3,600,000	3,693,636
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	300,000	315,552
Transelec SA Series REGS, 3.88%, 1/12/2029	1,000,000	1,000,440
VTR Finance B.V.:
6.88%, 1/15/2024 (a)	500,000	516,645
Series REGS, 6.88%, 1/15/2024	2,800,000	2,893,212
		29,934,027
CHINA — 0.1%
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	2,421,952
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.75%, 9/29/2026	1,500,000	1,465,740
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	723,912
		4,611,604
COLOMBIA — 0.2%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	500,000	526,020
Bancolombia SA:
5.13%, 9/11/2022	500,000	524,625
5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	1,700,000	1,742,585
Geopark, Ltd. Series REGS, 6.50%, 9/21/2024	800,000	823,568
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	500,000	516,535
Millicom International Cellular SA:
6.25%, 3/25/2029 (a)	1,700,000	1,822,009
6.63%, 10/15/2026 (a)	1,500,000	1,637,160
Series REGS, 6.00%, 3/15/2025	400,000	415,200
		8,007,702
COSTA RICA — 0.0% (d)
Banco Nacional de Costa Rica Series REGS, 5.88%, 4/25/2021 (a)	1,295,000	1,321,871

2

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It 7.95%, 5/11/2026 (a)	$ 2,200,000	$ 2,385,592
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023 (a)	3,950,000	4,073,359
		6,458,951
FRANCE — 0.0% (d)
Altice France SA 7.38%, 5/1/2026 (a)	725,000	743,140
HONG KONG — 0.0% (d)
CK Hutchison International 17, Ltd. 3.50%, 4/5/2027 (a)	1,100,000	1,133,308
INDIA — 1.1%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	2,500,000	2,550,600
Bharat Petroleum Corp., Ltd. 4.63%, 10/25/2022	500,000	526,385
Bharti Airtel International Netherlands B.V. Series REGS, 5.13%, 3/11/2023	3,400,000	3,576,188
Bharti Airtel, Ltd. Series REGS, 4.38%, 6/10/2025	4,000,000	4,060,400
BPRL International Singapore Pte, Ltd. Series EMTN, 4.38%, 1/18/2027	3,900,000	4,061,238
Indian Oil Corp., Ltd.:
5.63%, 8/2/2021	2,000,000	2,109,740
5.75%, 8/1/2023	4,900,000	5,363,197
ONGC Videsh Vankorneft Pte, Ltd. 3.75%, 7/27/2026	5,500,000	5,571,912
Reliance Holding USA, Inc. Series REGS, 5.40%, 2/14/2022	4,500,000	4,775,040
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,417,570
Vedanta Resources PLC:
Series REGS, 6.13%, 8/9/2024	3,800,000	3,483,802
Series REGS, 7.13%, 5/31/2023	600,000	591,918
		38,087,990
INDONESIA — 0.0% (d)
Star Energy Geothermal Wayang Windu, Ltd. Series REGS, 6.75%, 4/24/2033	1,053,800	1,064,464
Security Description	Principal Amount	Value
IRELAND — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 2/15/2025 (a)	$ 1,000,000	$ 1,037,170
Avolon Holdings Funding, Ltd.:
3.95%, 7/1/2024 (a)	1,190,000	1,218,560
5.25%, 5/15/2024 (a)	1,015,000	1,083,076
C&W Senior Financing DAC:
7.50%, 10/15/2026 (a)	1,300,000	1,360,697
Series REGS, 6.88%, 9/15/2027	4,200,000	4,341,792
		9,041,295
ISRAEL — 0.1%
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	1,600,000	1,623,552
5.41%, 12/30/2025 (a)	340,000	352,869
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	600,000	649,638
		2,626,059
JAMAICA — 0.0% (d)
Digicel Group Two, Ltd.:
8.25%, 9/30/2022 (a)	1,400,000	362,740
PIK, 9.13%, 4/1/2024 (a)	3,314,116	745,676
		1,108,416
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 3.26%, 3/2/2023 (b)	1,495,000	1,494,462
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 3.33%, 1/17/2023 (b)	1,880,000	1,879,304
		3,373,766
LUXEMBOURG — 0.3%
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	200,000	203,194
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	215,000	196,751
8.50%, 10/15/2024 (a)	610,000	604,046
JSL Europe SA Series REGS, 7.75%, 7/26/2024	2,200,000	2,263,294
Millicom International Cellular SA Series REGS, 5.13%, 1/15/2028	1,100,000	1,114,454
Minerva Luxembourg SA:
Series REGS, 5.88%, 1/19/2028	1,700,000	1,698,810

3

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series REGS, 6.50%, 9/20/2026	$ 2,800,000	$ 2,907,772
		8,988,321
MALAYSIA — 0.4%
Gohl Capital, Ltd. 4.25%, 1/24/2027	5,000,000	5,146,890
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	7,000,000	7,102,410
		12,249,300
MAURITIUS — 0.1%
UPL Corp., Ltd. 4.50%, 3/8/2028	3,000,000	3,060,660
MEXICO — 1.1%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (b)	3,210,000	3,284,344
Series REGS, 5 year CMT + 4.45%, 5.75%, 10/4/2031 (b)	1,200,000	1,169,400
Series REGS, 5 Year CMT + 5.04%, 6.88%, 7/6/2022 (b)	1,264,000	1,279,534
Banco Santander Mexico SA 5 Year CMT + 3.00%, 5.95%, 10/1/2028 (a) (b)	1,700,000	1,801,014
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	5,500,000	5,250,575
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	197,038
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	5,557,500	5,726,337
Controladora Mabe SA de CV Series REGS, 5.60%, 10/23/2028	1,500,000	1,572,765
Credito Real SAB de CV:
9.50%, 2/7/2026 (a)	2,500,000	2,755,800
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,500,000	1,517,655
Grupo Bimbo SAB de CV Series REGS, 5 Year CMT + 3.28%, 5.95%, 4/17/2023 (b)	1,400,000	1,470,882
Grupo Idesa SA de CV Series REGS, 7.88%, 12/18/2020	2,000,000	1,495,120
Mexichem SAB de CV Series REGS, 5.88%, 9/17/2044	700,000	726,047
Security Description	Principal Amount	Value
Mexico Generadora de Energia S de rl Series REGS, 5.50%, 12/6/2032	$ 1,681,020	$ 1,813,619
Petroleos Mexicanos 6.50%, 6/2/2041	1,300,000	1,151,579
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	700,000	680,911
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,900,000	3,581,721
		35,474,341
NETHERLANDS — 0.3%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	1,200,000	1,301,232
Ajecorp B.V. Series REGS, 6.50%, 5/14/2022	150,000	142,344
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	2,000,000	2,026,100
Series REGS, 5.63%, 8/10/2037	1,700,000	1,789,539
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a)	150,000	154,347
Stars Group Holdings B.V. 7.00%, 7/15/2026 (a)	695,000	734,962
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	4,000,000	3,951,560
		10,100,084
NORWAY — 0.0% (d)
Aker BP ASA 4.75%, 6/15/2024 (a)	360,000	371,934
PANAMA — 0.1%
Banco General SA Series REGS, 4.13%, 8/7/2027	500,000	508,845
Global Bank Corp. 3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a) (b)	3,700,000	3,861,616
		4,370,461
PERU — 0.0% (d)
Banco Internacional del Peru SAA Series REGS, 3 Month USD LIBOR + 6.74%, 8.50%, 4/23/2070 (b)	500,000	518,250
Transportadora de Gas del Peru SA Series REGS, 4.25%, 4/30/2028	700,000	730,779
		1,249,029

4

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
PHILIPPINES — 0.2%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	$ 6,200,000	$ 6,187,600
SINGAPORE — 0.5%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	4,100,000	4,083,600
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (a)	2,200,000	2,511,520
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	3,500,000	3,522,610
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	2,000,000	1,970,660
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,000,000	4,042,920
		16,131,310
SPAIN — 0.1%
AI Candelaria Spain SLU:
7.50%, 12/15/2028 (a)	250,000	273,955
Series REGS, 7.50%, 12/15/2028	1,550,000	1,703,528
		1,977,483
SWITZERLAND — 0.0% (d)
Syngenta Finance NV 4.38%, 3/28/2042	200,000	166,232
THAILAND — 0.0% (d)
PTTEP Treasury Center Co., Ltd. Series REGS, 5 Year CMT + 2.72%, 4.60%, 7/17/2022 (b)	500,000	507,050
UNITED KINGDOM — 0.4%
AstraZeneca PLC 2.38%, 6/12/2022	1,600,000	1,608,720
Avation Capital SA 6.50%, 5/15/2021 (a)	600,000	617,994
eG Global Finance PLC 6.75%, 2/7/2025 (a)	460,000	456,412
MARB BondCo PLC Series REGS, 7.00%, 3/15/2024	400,000	416,000
Radiant Access, Ltd. 4.60%, 5/18/2020	2,300,000	2,235,117
Reynolds American, Inc. 4.00%, 6/12/2022	2,770,000	2,873,376
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	3,195,000	3,227,781
		11,435,400
Security Description	Principal Amount	Value
UNITED STATES — 8.0%
AbbVie, Inc. 3.20%, 11/6/2022	$ 1,450,000	$ 1,479,391
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	555,000	572,849
AECOM 5.13%, 3/15/2027	1,020,000	1,060,759
Air Lease Corp. 3.25%, 3/1/2025	3,490,000	3,510,591
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	465,000	416,180
AK Steel Corp.:
6.38%, 10/15/2025	185,000	148,627
7.63%, 10/1/2021	150,000	148,118
Albertsons Cos. LLC/Safeway, Inc./New Albertson's Inc./Albertson's LLC:
5.75%, 3/15/2025	425,000	428,885
7.50%, 3/15/2026 (a)	280,000	299,032
Alcoa Nederland Holding B.V. 6.13%, 5/15/2028 (a)	1,020,000	1,065,849
Allergan Funding SCS 3.85%, 6/15/2024	1,590,000	1,650,213
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.25%, 8/1/2023 (a)	1,080,000	1,106,050
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026	405,000	411,581
9.75%, 7/15/2027	290,000	288,550
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	915,000	935,313
Altria Group, Inc. 5.95%, 2/14/2049	1,500,000	1,705,590
Amazon.com, Inc.:
2.80%, 8/22/2024	2,090,000	2,150,673
3.80%, 12/5/2024	1,255,000	1,351,798
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	425,000	419,288
American Express Co. 2.50%, 8/1/2022	1,530,000	1,539,364
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	350,000	364,840
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	975,000	974,932
Anthem, Inc. 3.30%, 1/15/2023	3,377,000	3,475,271
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	935,000	953,709

5

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Arrow Electronics, Inc. 3.88%, 1/12/2028	$ 717,000	$ 709,852
Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,030,000	1,047,844
Ashland LLC 4.75%, 8/15/2022	1,550,000	1,620,308
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	358,000	212,742
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	952,000	948,601
AT&T, Inc. 3.40%, 5/15/2025	2,530,000	2,599,322
Avantor, Inc. 9.00%, 10/1/2025 (a)	980,000	1,091,426
B&G Foods, Inc. 5.25%, 4/1/2025	720,000	727,423
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	195,000	169,149
Bank of America Corp. Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (b)	3,180,000	3,176,756
Bausch Health Cos., Inc.:
5.75%, 8/15/2027 (a)	295,000	309,924
7.00%, 3/15/2024 (a)	240,000	255,043
7.00%, 1/15/2028 (a)	730,000	756,170
7.25%, 5/30/2029 (a)	730,000	758,857
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	1,120,000	1,108,733
Becton Dickinson and Co. 2.89%, 6/6/2022	3,070,000	3,111,291
Berry Global Escrow Corp. 5.63%, 7/15/2027 (a)	360,000	374,256
Boston Properties L.P. 3.65%, 2/1/2026	3,045,000	3,162,476
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,115,000	1,209,931
Builders FirstSource, Inc.:
5.63%, 9/1/2024 (a)	985,000	1,014,757
6.75%, 6/1/2027 (a)	105,000	111,045
Calpine Corp.:
5.25%, 6/1/2026 (a)	370,000	376,701
5.75%, 1/15/2025	375,000	372,589
Camelot Finance SA 7.88%, 10/15/2024 (a)	695,000	730,188
Cardinal Health, Inc. 3.41%, 6/15/2027	3,280,000	3,272,095
Carvana Co. 8.88%, 10/1/2023 (a)	260,000	262,545
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	340,000	346,127
Caterpillar, Inc. 3.40%, 5/15/2024	2,791,000	2,924,521
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a)	475,000	484,823
5.75%, 2/15/2026 (a)	1,600,000	1,682,944
Security Description	Principal Amount	Value
CDK Global, Inc.:
5.25%, 5/15/2029 (a)	$ 260,000	$ 268,902
5.88%, 6/15/2026	200,000	212,120
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	430,000	439,589
Celgene Corp. 4.35%, 11/15/2047	3,360,000	3,709,003
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	570,000	545,650
Centene Corp. 4.75%, 1/15/2025	880,000	908,134
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	505,000	531,563
Century Communities, Inc. 6.75%, 6/1/2027 (a)	360,000	365,357
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,475,000	1,548,676
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	935,000	966,799
5.63%, 10/1/2026 (a)	455,000	480,070
Cigna Corp. 4.90%, 12/15/2048 (a)	1,610,000	1,758,217
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	699,000	616,923
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,385,000	3,531,164
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a) (c)	460,000	468,239
5.13%, 7/15/2029 (a) (c)	145,000	148,555
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	465,000	504,525
CNO Financial Group, Inc. 5.25%, 5/30/2029	255,000	275,953
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	730,000	695,332
Colfax Corp.:
6.00%, 2/15/2024 (a)	280,000	296,215
6.38%, 2/15/2026 (a)	570,000	612,072
Comcast Corp. 4.70%, 10/15/2048	1,530,000	1,793,803
CommScope Finance LLC:
5.50%, 3/1/2024 (a)	540,000	554,137
6.00%, 3/1/2026 (a)	145,000	148,669
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	440,000	407,977
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	655,000	654,915
Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	680,000	719,100

6

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	$ 810,000	$ 832,413
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023	400,000	415,852
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,734,219
CSC Holdings LLC:
5.25%, 6/1/2024	810,000	841,485
5.38%, 7/15/2023 (a)	875,000	898,809
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	865,000	848,565
CVS Health Corp. 3.70%, 3/9/2023	3,015,000	3,114,917
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	715,000	733,712
Delta Air Lines, Inc. 3.63%, 3/15/2022	2,105,000	2,139,417
Discover Financial Services 4.10%, 2/9/2027	1,565,000	1,627,976
DISH DBS Corp. 5.88%, 11/15/2024	420,000	395,997
Dollar Tree, Inc. 4.00%, 5/15/2025	1,550,000	1,611,597
DowDuPont, Inc. 5.42%, 11/15/2048	1,395,000	1,696,766
Duke Energy Corp. 2.65%, 9/1/2026	3,535,000	3,493,040
Eagle Holding Co. II LLC PIK, 7.75%, 5/15/2022 (a)	405,000	410,407
Eldorado Resorts, Inc. 6.00%, 4/1/2025	550,000	578,105
Embarq Corp. 8.00%, 6/1/2036	660,000	638,603
Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	525,000	567,509
Energy Transfer Operating L.P. 4.75%, 1/15/2026	1,455,000	1,559,702
Enterprise Products Operating LLC 3.75%, 2/15/2025	2,155,000	2,279,343
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	45,000	31,366
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a)	335,000	299,215
EQT Corp. 3.90%, 10/1/2027	1,760,000	1,669,219
EQT Midstream Partners L.P. Series 5Y, 4.75%, 7/15/2023	1,555,000	1,616,283
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	1,195,000	1,223,238
Expedia Group, Inc. 3.80%, 2/15/2028	2,515,000	2,559,264
Security Description	Principal Amount	Value
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	$ 190,000	$ 193,739
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	155,000	125,093
FedEx Corp. 4.75%, 11/15/2045	1,650,000	1,737,153
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	485,000	499,186
8.25%, 11/15/2026 (a)	500,000	514,685
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	590,000	534,139
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/1/2023 (a)	510,000	285,972
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	2,950,000	2,811,674
5.45%, 3/15/2043	2,550,000	2,336,820
frontdoor, Inc. 6.75%, 8/15/2026 (a)	690,000	739,059
Frontier Communications Corp.:
8.00%, 4/1/2027 (a)	410,000	426,822
8.50%, 4/15/2020	135,000	109,794
8.50%, 4/1/2026 (a)	365,000	354,389
FTS International, Inc. 6.25%, 5/1/2022	320,000	298,198
General Electric Co. Series MTN, 5.88%, 1/14/2038	1,420,000	1,612,098
General Motors Co. 3 Month USD LIBOR + 0.80%, 3.37%, 8/7/2020 (b)	645,000	645,742
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	127,850
3 Month USD LIBOR + 0.99%, 3.59%, 1/5/2023 (b)	2,511,000	2,464,446
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	1,095,000	1,190,736
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,620,628
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	575,000	590,186
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	323,184
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	1,120,000	1,153,723
Goldman Sachs Group, Inc.:

7

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.78%, 3.36%, 10/31/2022 (b)	$ 1,115,000	$ 1,115,457
3 Month USD LIBOR + 1.17%, 3.69%, 5/15/2026 (b)	1,980,000	1,956,101
Gray Escrow, Inc. 7.00%, 5/15/2027 (a)	575,000	623,467
Gray Television, Inc. 5.13%, 10/15/2024 (a)	195,000	198,385
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	260,000	267,407
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	800,000	653,848
Gulfport Energy Corp. 6.38%, 5/15/2025	555,000	429,304
Halfmoon Parent, Inc. 3 Month USD LIBOR + 0.89%, 3.49%, 7/15/2023 (a) (b)	1,665,000	1,663,152
Hasbro, Inc. 3.50%, 9/15/2027	1,685,000	1,708,337
HCA Healthcare, Inc. 6.25%, 2/15/2021	400,000	418,700
HCA, Inc.:
4.13%, 6/15/2029	1,080,000	1,112,454
5.25%, 4/15/2025	190,000	210,368
5.38%, 9/1/2026	1,575,000	1,696,716
5.88%, 2/1/2029	65,000	71,105
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	1,455,000	1,500,556
Hexion, Inc. 7.88%, 7/15/2027 (a) (c)	300,000	303,042
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	745,000	750,520
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024	1,570,000	1,594,869
Home Depot, Inc. 3.90%, 6/15/2047	1,590,000	1,719,458
IAA, Inc. 5.50%, 6/15/2027 (a)	440,000	457,640
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
6.25%, 2/1/2022	805,000	826,928
6.25%, 5/15/2026 (a)	915,000	924,223
6.38%, 12/15/2025	200,000	204,430
iHeartCommunications, Inc.:
6.38%, 5/1/2026	145,000	153,846
8.38%, 5/1/2027	75,000	78,505
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	410,000	369,004
Informatica LLC 7.13%, 7/15/2023 (a)	975,000	991,497
Security Description	Principal Amount	Value
IQVIA, Inc. 5.00%, 5/15/2027 (a)	$ 640,000	$ 660,224
IRB Holding Corp. 6.75%, 2/15/2026 (a)	745,000	746,907
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	820,000	891,799
JBS Investments II GmbH 7.00%, 1/15/2026 (a)	800,000	864,464
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 4/15/2029 (a)	510,000	553,962
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	905,000	888,013
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	790,000	805,437
Kinder Morgan, Inc. 4.30%, 3/1/2028	1,435,000	1,535,593
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	475,000	511,019
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,096,000	3,199,747
Level 3 Financing, Inc. 5.38%, 1/15/2024	975,000	996,713
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	705,000	740,870
Live Nation Entertainment, Inc. 5.63%, 3/15/2026 (a)	960,000	1,008,115
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	1,105,000	1,132,006
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	620,000	664,950
Masonite International Corp. 5.63%, 3/15/2023 (a)	200,000	205,942
Match Group, Inc. 5.00%, 12/15/2027 (a)	775,000	812,665
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. 8.50%, 6/1/2026 (a)	210,000	185,932
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 2/1/2027 (a)	735,000	791,639
MGM Resorts International 5.75%, 6/15/2025	690,000	746,180
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	3,130,000	3,263,526
Mosaic Co. 4.05%, 11/15/2027	1,540,000	1,586,631

8

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	$ 265,000	$ 226,745
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	860,000	805,872
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	1,435,000	1,506,133
Nabors Industries, Inc. 5.75%, 2/1/2025	370,000	328,164
Navient Corp. 6.50%, 6/15/2022	895,000	951,430
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	255,262
5.88%, 2/15/2025	410,000	451,779
New York Life Global Funding 2.30%, 6/10/2022 (a)	1,555,000	1,557,395
NFP Corp. 6.88%, 7/15/2025 (a)	990,000	979,258
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026 (a)	270,000	281,040
NRG Energy, Inc. 5.25%, 6/15/2029 (a)	575,000	613,789
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	528,467
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,045,000	3,279,769
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	430,000	450,360
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a)	330,000	319,206
6.88%, 3/15/2022	500,000	498,985
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a)	625,000	649,494
8.50%, 5/15/2027 (a)	225,000	231,221
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	425,000	421,205
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	715,000	747,983
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	1,118,000	1,146,229
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	795,000	789,037
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	707,211
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	325,000	315,221
7.13%, 3/15/2023 (a)	390,000	365,773
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	1,045,000	1,080,781
Security Description	Principal Amount	Value
Polaris Intermediate Corp. PIK PIK, 8.50%, 12/1/2022 (a)	$ 200,000	$ 176,572
Post Holdings, Inc.:
5.50%, 3/1/2025 (a)	730,000	754,922
5.50%, 12/15/2029 (a) (c)	140,000	140,808
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)	400,000	420,016
QEP Resources, Inc. 5.25%, 5/1/2023	755,000	726,914
Radiate Holdco LLC/Radiate Finance, Inc. 6.88%, 2/15/2023 (a)	465,000	465,939
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	680,000	706,234
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	255,000	171,778
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,610,425
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,485,000	1,628,882
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,670,000	1,695,634
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	486,652
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	580,000	585,655
8.25%, 3/15/2026 (a)	525,000	550,237
Select Medical Corp. 6.38%, 6/1/2021	1,350,000	1,352,092
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	780,000	804,079
Sirius XM Radio, Inc.:
5.38%, 7/15/2026 (a)	695,000	721,125
5.50%, 7/1/2029 (a)	340,000	349,170
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	930,000	945,364
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,649,225
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	843,000	871,418
Springleaf Finance Corp.:
6.63%, 1/15/2028	125,000	131,253
7.13%, 3/15/2026	569,000	622,128
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,305,014
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,437,574
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	765,000	794,529
Staples, Inc. 7.50%, 4/15/2026 (a)	600,000	595,758

9

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	$ 430,000	$ 454,252
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	405,000	426,623
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	780,000	761,561
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027 (a)	300,000	314,895
Series WI, 5.50%, 2/15/2026	570,000	593,125
Sysco Corp. 3.25%, 7/15/2027	1,595,000	1,625,145
Talen Energy Supply LLC 6.63%, 1/15/2028 (a) (c)	335,000	333,992
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a)	225,000	157,367
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.88%, 4/15/2026	615,000	653,763
6.50%, 7/15/2027 (a)	200,000	218,222
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	980,000	1,009,537
Tempur Sealy International, Inc. 5.50%, 6/15/2026	937,000	971,678
Tenet Healthcare Corp.:
6.25%, 2/1/2027 (a)	610,000	630,923
7.00%, 8/1/2025	560,000	558,292
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	535,000	535,712
T-Mobile USA, Inc. 4.50%, 2/1/2026	1,405,000	1,439,970
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	675,000	707,251
6.38%, 6/15/2026	430,000	433,341
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	207,900	211,734
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	900,000	951,903
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	375,000	387,773
Transocean, Inc. 7.25%, 11/1/2025 (a)	355,000	337,339
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	420,000	391,499
Triumph Group, Inc. 7.75%, 8/15/2025	547,000	529,233
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (a)	325,000	338,676
Uber Technologies, Inc. 8.00%, 11/1/2026 (a)	490,000	521,301
Security Description	Principal Amount	Value
Union Pacific Corp. 4.30%, 3/1/2049	$ 1,590,000	$ 1,758,492
United Rentals North America, Inc.:
5.25%, 1/15/2030	230,000	236,550
6.50%, 12/15/2026	815,000	881,512
Univision Communications, Inc. 5.13%, 5/15/2023 (a)	185,000	180,764
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027 (a)	1,065,000	1,117,899
Verizon Communications, Inc.:
4.02%, 12/3/2029 (a)	1,541,000	1,670,968
4.27%, 1/15/2036	765,000	828,709
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	790,484
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	1,040,000	1,052,761
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	230,000	147,607
Vistra Operations Co. LLC:
5.50%, 9/1/2026 (a)	390,000	412,062
5.63%, 2/15/2027 (a)	1,110,000	1,175,046
Vizient, Inc. 6.25%, 5/15/2027 (a)	720,000	760,306
Wand Merger Corp. 8.13%, 7/15/2023 (a)	600,000	611,340
Waste Management, Inc. 3.45%, 6/15/2029	1,620,000	1,707,043
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	820,000	838,040
Weatherford International, Ltd. 9.88%, 2/15/2024	220,000	115,100
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	575,000	600,323
5.38%, 8/15/2026 (a)	730,000	774,829
Wells Fargo & Co.:
3.07%, 1/24/2023	1,535,000	1,559,606
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,585,000	1,653,995
Welltower, Inc. 4.13%, 3/15/2029	3,325,000	3,523,436
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	150,000	148,131
Whiting Petroleum Corp. 6.63%, 1/15/2026	750,000	725,340
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	507,688
Williams Cos., Inc. 3.75%, 6/15/2027	1,510,000	1,560,540

10

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
WRKCo, Inc. 3.75%, 3/15/2025	$ 1,460,000	$ 1,517,130
		267,389,553
TOTAL CORPORATE BONDS & NOTES (Cost $546,495,054)		562,844,016
ASSET-BACKED SECURITIES — 2.1%
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 2.77%, 10/25/2024 (b)	1,443,273	1,419,064
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 2.57%, 1/25/2037 (b)	28,568,210	23,499,863
Ajax Mortgage Loan Trust Series 2017-C, Class A, 3.75%, 7/25/2060 (a) (e)	6,201,580	6,230,197
CLI Funding VI LLC Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,485,560	1,500,610
DT Auto Owner Trust Series 2019-2A, Class A, 2.85%, 9/15/2022 (a)	1,402,451	1,407,070
Flagship Credit Auto Trust Series 2016-3, Class B, 2.43%, 6/15/2021 (a)	1,326,877	1,326,092
GPMT, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.30%, 3.69%, 2/22/2036 (a) (b)	3,168,000	3,171,960
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,543,446	1,763,648
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,951,998	3,001,066
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 3.89%, 5/9/2036 (a) (b)	3,382,000	3,386,228
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	2,000,000	2,011,435
Navient Private Education Refi Loan Trust Series 2019-CA, Class A1, 2.82%, 2/15/2068 (a)	1,500,000	1,509,528
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A1, 3.84%, 12/25/2058 (a) (e)	7,878,345	7,900,978
Security Description	Principal Amount	Value
Sofi Consumer Loan Program LLC Series 2017-6, Class A2, 2.82%, 11/25/2026 (a)	$ 1,500,000	$ 1,502,670
START Ireland Series 2019-1A, Class A, 4.09%, 3/15/2044 (a)	982,143	988,715
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 2.56%, 5/25/2036 (b)	3,669,468	3,575,590
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 2.57%, 12/25/2036 (b)	2,253,685	2,186,641
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,480,000	1,526,062
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 (a) (e)	1,958,683	1,972,831
TOTAL ASSET-BACKED SECURITIES (Cost $68,926,429)		69,880,248
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
ARGENTINA — 0.2%
Argentine Republic Government International Bond:
5.88%, 1/11/2028	1,350,000	1,023,854
6.63%, 7/6/2028	1,150,000	890,503
6.88%, 1/26/2027	3,500,000	2,793,630
Provincia de Buenos Aires Series REGS, 7.88%, 6/15/2027	4,250,000	3,147,847
		7,855,834
BRAZIL — 0.1%
Itau Unibanco Holding SA Series REGS, 6.13%, 12/12/2022 (b)	2,500,000	2,544,275
CANADA — 0.0% (d)
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	506,949
CHILE — 0.1%
Chile Government International Bond 3.13%, 1/21/2026	1,500,000	1,561,410
COLOMBIA — 0.0% (d)
Colombia Government International Bond:
4.50%, 3/15/2029	200,000	218,550
5.20%, 5/15/2049	400,000	454,980
		673,530

11

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
COSTA RICA — 0.1%
Costa Rica Government International Bond Series REGS, 10.00%, 8/1/2020	$ 2,905,000	$ 3,081,072
DOMINICAN REPUBLIC — 0.0% (d)
Dominican Republic International Bond 6.40%, 6/5/2049 (a)	1,000,000	1,045,780
INDONESIA — 0.2%
Perusahaan Penerbit SBSN Indonesia III:
Series 144A, 4.15%, 3/29/2027 (a)	4,500,000	4,713,390
Series REGS, 3.75%, 3/1/2023	400,000	411,880
Series REGS, 4.15%, 3/29/2027	2,000,000	2,094,840
		7,220,110
ISRAEL — 0.1%
Israel Government International Bond 2.88%, 3/16/2026	1,500,000	1,550,205
LUXEMBOURG — 0.0% (d)
Adecoagro SA Series REGS, 6.00%, 9/21/2027	750,000	716,010
PANAMA — 0.1%
Panama Government International Bond 4.00%, 9/22/2024	4,000,000	4,265,160
PHILIPPINES — 0.2%
Philippine Government International Bond 4.20%, 1/21/2024	5,000,000	5,388,700
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $37,410,380)		36,409,035
SENIOR FLOATING RATE LOANS — 4.6% (f)
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc.:
Senior Secured 2018 Term Loan E, 3 Month USD LIBOR + 2.50%, 4.83%, 5/30/2025	1,575,918	1,542,264
Senior Secured 2018 Term Loan F, 3 Month USD LIBOR + 2.50%, 4.83%, 6/9/2023	423,480	416,402
		1,958,666
Security Description	Principal Amount	Value
AUTO COMPONENTS — 0.1%
Mavis Tire Express Services Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 3/20/2025	$ 3,251,477	$ 3,197,292
Panther BF Aggregator 2 L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 5.90%, 4/30/2026	1,575,039	1,565,691
		4,762,983
BUILDING PRODUCTS — 0.1%
NCI Building Systems, Inc. Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 3.75%, 6.35%, 4/12/2025	3,089,605	3,011,083
CAPITAL MARKETS — 0.1%
Deerfield Dakota Holdings, LLC. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 2/13/2025	2,987,187	2,902,904
ESH Hospitality, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.40%, 8/30/2023	597,599	597,461
		3,500,365
CASINO SERVICES — 0.0% (d)
Stars Group Holdings B.V. (The) Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 5.83%, 7/10/2025	704,757	705,786
CHEMICALS — 0.1%
Avantor, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 11/21/2024	446,709	449,084
Messer Industries, L.L.C. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 4.83%, 3/1/2026	1,265,000	1,249,586
Polar US Borrower, LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.75%, 7.34%, 10/15/2025	157,596	155,823

12

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 5.67%, 10/1/2025	$ 2,961,797	$ 2,922,923
		4,777,416
COMMERCIAL SERVICES — 0.0% (d)
Wand NewCo 3, Inc. Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.92%, 2/5/2026	1,010,000	1,011,737
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Allied Universal Holdco LLC:
Senior Secured 2019 Delayed Draw Term Loan, 6.65%, 6/26/2026	62,613	62,456
Senior Secured 2019 Term Loan B, 6.15%, 6/26/2026	632,387	630,806
Asurion LLC Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 8.90%, 8/4/2025	940,000	955,181
Prime Security Services Borrower LLC Senior Secured 2016 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 5/2/2022	2,531,856	2,517,729
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.75%, 6.15%, 10/1/2025	3,150,484	3,060,396
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 6.90%, 8/27/2025	2,337,338	2,343,555
		9,570,123
COMMUNICATIONS EQUIPMENT — 0.1%
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 4/6/2026	1,660,000	1,657,510
Digicel International Finance, Ltd. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.78%, 5/28/2024	14,332	12,569
Plantronics, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.90%, 7/2/2025	706,024	702,790
		2,372,869
Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.0% (d)
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 2 Month USD LIBOR + 4.25%, 6.79%, 6/21/2024	$ 397,948	$ 385,512
Dynasty Acquisition Co., Inc. Senior Secured 2019 Term Loan B1, 3 Month USD LIBOR + 4.00%, 6.33%, 4/6/2026	334,930	336,784
		722,296
CONSTRUCTION MATERIALS — 0.0% (d)
Forterra Finance, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 10/25/2023	579,044	536,018
Traverse Midstream Partners LLC Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.00%, 6.59%, 9/27/2024	788,512	781,751
		1,317,769
CONTAINERS & PACKAGING — 0.1%
Berry Global, Inc. Senior Secured USD Term Loan U, 2.50%, 5/15/2026	1,640,000	1,630,775
Reynolds Group Holdings, Inc. Senior Secured USD 2017 Term Loan, 1 Month USD LIBOR + 2.75%, 5.15%, 2/5/2023	2,580,330	2,564,900
		4,195,675
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Edelman Financial Center LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.64%, 7/21/2025	398,000	397,290
UFC Holdings LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 3.25%, 5.66%, 4/29/2026	865,000	864,459
		1,261,749

13

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Intelsat Jackson Holdings S.A. Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 3.75%, 6.15%, 11/27/2023	$ 1,665,000	$ 1,650,173
Level 3 Financing Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.25%, 4.65%, 2/22/2024	1,570,000	1,559,599
Sprint Communications, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 2.50%, 4.94%, 2/2/2024	3,131,990	3,090,225
Telesat Canada Senior Secured Term Loan B4, 3 Month USD LIBOR + 2.50%, 4.83%, 11/17/2023	1,032,386	1,022,496
		7,322,493
ELECTRICAL EQUIPMENT — 0.1%
Gates Global LLC Senior Secured 2017 USD Repriced Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 4/1/2024	2,101,813	2,092,618
ELECTRIC-GENERATION — 0.1%
1199169 B.C. ULC Senior Secured 2019 Term Loan B2, 3 Month USD LIBOR + 4.00%, 6.33%, 4/6/2026	180,070	181,067
Albertsons LLC Senior Secured USD Term Loan B7, 1 Month USD LIBOR + 3.00%, 5.40%, 11/17/2025	783,033	780,096
Edgewater Generation, L.L.C. Senior Secured Term Loan, Zero Coupon, 12/13/2025	548,622	548,394
		1,509,557
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
Verifone Systems, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 6.52%, 8/20/2025	583,209	567,171
Security Description	Principal Amount	Value
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
BCP Renaissance Parent LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.08%, 10/31/2024	$ 1,244,745	$ 1,243,525
FINANCIAL SERVICES — 0.1%
GTCR Valor Companies, Inc. Senior Secured 2017 Term Loan B1, 3 Month USD LIBOR + 2.75%, 5.08%, 6/16/2023	2,787,143	2,774,949
FOOD & STAPLES RETAILING — 0.1%
BJ's Wholesale Club, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 5.16%, 2/3/2024	2,960,234	2,966,702
FOOD PRODUCTS — 0.1%
JBS USA Lux S.A. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.50%, 4.90%, 5/1/2026	1,561,088	1,560,643
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 7.03%, 2/11/2026	1,366,575	1,365,721
Auris Luxembourg III S.A.R.L. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 6.15%, 2/27/2026	807,975	810,601
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 6/7/2023	1,484,980	1,479,538
Concentra Inc. Senior Secured 2018 1st Lien Term Loan , 3 Month USD LIBOR + 2.75%, 5.21%, 6/1/2022	1,485,000	1,488,713
Envision Healthcare Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.15%, 10/10/2025	466,067	413,051
Gentiva Health Services, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.19%, 7/2/2025	3,031,074	3,037,712

14

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 6.90%, 11/17/2025	$ 2,059,650	$ 2,050,999
Select Medical Corp. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.50%, 4.85%, 3/6/2025	3,157,539	3,151,635
		13,797,970
HEALTH CARE TECHNOLOGY — 0.0% (d)
Change Healthcare Holdings LLC. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 3/1/2024	1,450,939	1,442,240
HOTELS, RESTAURANTS & LEISURE — 0.3%
Alterra Mountain Company. Senior Secured Term Loan B1, 1 Month USD LIBOR + 3.00%, 5.40%, 7/31/2024	2,878,365	2,872,522
Caesars Resort Collection LLC Senior Secured Exit Term Loan, 1 Month USD LIBOR + 2.00%, 4.40%, 10/6/2024	722,283	717,205
ClubCorp Club Operations, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.08%, 9/18/2024	1,662,232	1,549,000
Delta 2 (LUX) S.A.R.L. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 2.50%, 4.90%, 2/1/2024	1,405,525	1,378,820
LTF Merger Sub, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 5.27%, 6/10/2022	602,935	601,259
MGM Growth Properties Operating Partnership LP Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.40%, 3/21/2025	905,988	901,531
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25%, 4.65%, 10/15/2025	234,411	233,861
Security Description	Principal Amount	Value
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 2 Month USD LIBOR + 2.75%, 5.27%, 8/14/2024	$ 604,874	$ 596,515
		8,850,713
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corporation Senior Secured Term Loan B9, 3 Month USD LIBOR + 2.75%, 5.08%, 4/5/2026	3,152,376	3,151,399
INSURANCE — 0.1%
Assured Partners, Inc. Senior Secured 2017 1st Lien Add-On Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 10/22/2024	3,153,265	3,127,645
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 5.65%, 12/31/2025	1,521,178	1,502,566
		4,630,211
INTERACTIVE MEDIA & SERVICES — 0.1%
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 5/31/2025	2,027,650	1,822,604
ION Trading Technologies S.A.R.L. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 6.53%, 11/21/2024	480,554	467,252
		2,289,856
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 6/15/2025	606,797	603,195
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 6.16%, 2/1/2023	1,344,594	1,318,960
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 6.16%, 10/10/2025	1,440,251	1,422,550
		3,344,705

15

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Jaguar Holding Co. II Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 2.50%, 4.90%, 8/18/2022	$ 602,512	$ 599,913
Parexel International Corp. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 9/27/2024	588,431	565,105
Syneos Health, Inc. Senior Secured 2018 Term Loan B, Zero Coupon, 8/1/2024	518,769	518,162
		1,683,180
MACHINERY — 0.1%
Altra Industrial Motion Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.00%, 4.40%, 10/1/2025	876,679	861,890
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 3/29/2025	1,998,096	1,997,196
Milacron LLC Senior Secured Amended Term Loan B, 1 Month USD LIBOR + 2.50%, 4.90%, 9/28/2023	1,467,693	1,431,001
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.40%, 3/28/2025	483,941	463,306
		4,753,393
MACHINERY-CONSTRUCTION & MINING — 0.0% (d)
Brookfield WEC Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 8/1/2025	855,446	855,386
Senior Secured 2019 Incremental Term Loan, 1 Month USD LIBOR + 3.50%, 3.50%, 8/1/2025	104,000	104,000
		959,386
MEDIA — 0.2%
CSC Holdings LLC:
Senior Secured 2018 Incremental Term Loan, 1 Month USD LIBOR + 2.25%, 4.64%, 1/15/2026	399,000	393,266
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.39%, 4/15/2027	1,490,000	1,494,098
Security Description	Principal Amount	Value
Meredith Corporation Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 1/31/2025	$ 329,880	$ 330,034
NEP/NCP Holdco, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 10/20/2025	273,625	273,498
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 2.75%, 6/20/2026	1,235,000	1,231,913
Rentpath, Inc. Senior Secured 2017 Term Loan, 1 Month USD LIBOR + 4.75%, 7.16%, 12/17/2021	488,923	289,161
Tribune Media Co. Senior Secured Term Loan, 1 Month USD LIBOR + 3.00%, 5.40%, 12/27/2020	83,967	84,085
Virgin Media Bristol LLC Senior Secured USD Term Loan K, 1 Month USD LIBOR + 2.50%, 4.89%, 1/15/2026	3,165,000	3,157,087
		7,253,142
METAL-DIVERSIFIED — 0.0% (d)
Covia Holdings Corp. Senior Secured Term Loan, 3 Month USD LIBOR + 4.00%, 6.60%, 6/1/2025	446,076	362,595
METALS & MINING — 0.1%
Aleris International, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.75%, 7.15%, 2/27/2023	1,623,600	1,627,659
MRI/MEDICAL DIAG IMAGING — 0.0% (d)
IQVIA Inc. Senior Secured 2018 USD Term Loan B3, Zero Coupon, 6/11/2025	460,000	458,130
Radiology Partners Holdings LLC Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 4.75%, Zero Coupon, 7/9/2025	825,000	824,872
		1,283,002
OIL REFINING & MARKETING — 0.0% (d)
Gulf Finance LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 7.65%, 8/25/2023	965,536	793,748

16

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS — 0.1%
EG America LLC. Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 6.33%, 2/7/2025	$ 3,152,567	$ 3,104,616
PHARMACEUTICALS — 0.1%
Bausch Health Companies Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 5.16%, 11/27/2025	1,082,812	1,077,740
Valeant Pharmaceuticals International, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 5.41%, 6/2/2025	453,601	453,932
		1,531,672
PIPELINES — 0.1%
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 6.40%, 5/22/2026	1,955,000	1,948,079
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Capital Automotive L.P. Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.00%, 8.41%, 3/24/2025	393,809	396,148
Forest City Enterprises, L.P. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 6.40%, 12/7/2025	1,164,150	1,170,454
VICI Properties 1 LLC Senior Secured Replacement Term Loan B, 1 Month USD LIBOR + 2.00%, 4.40%, 12/20/2024	1,590,000	1,574,100
		3,140,702
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 5.85%, 6/30/2024	582,708	415,908
RETAIL-RESTAURANTS — 0.1%
IRB Holding Corp. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.64%, 2/5/2025	1,707,065	1,688,262
Security Description	Principal Amount	Value
SOFTWARE — 0.6%
Acrisure LLC Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 6.77%, 11/22/2023	$ 3,168,872	$ 3,160,300
Almonde, Inc. Senior Secured USD 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 5.90%, 6/13/2024	378,224	369,191
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 5.33%, 9/19/2024	590,108	586,051
Blackstone CQP Holdco LP Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 5.89%, 6/7/2024	1,250,000	1,252,812
Greeneden U.S. Holdings II LLC Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 3.25%, 5.65%, 12/1/2023	3,005,551	2,975,030
Hyland Software, Inc. Senior Secured 2018 Term Loan 3, 1 Month USD LIBOR + 3.25%, 5.65%, 7/1/2024	1,994,950	1,984,357
Kronos, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.00%, 5.58%, 11/1/2023	604,959	604,393
Solera, Inc. Senior Secured USD Term Loan B, 1 Month USD LIBOR + 2.75%, 5.15%, 3/3/2023	2,003,971	1,991,766
Sophia L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 5.58%, 9/30/2022	3,112,567	3,107,509
SS&C Technologies, Inc. Senior Secured 2018 Term Loan B5, 1 Month USD LIBOR + 2.25%, 4.65%, 4/16/2025	972,569	970,405
Ultimate Software Group, Inc. (The) Senior Secured Term Loan B, 4 Month USD LIBOR + 3.75%, 6.08%, 5/4/2026	530,000	531,712
Vertafore, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 5.65%, 7/2/2025	2,611,543	2,517,410
		20,050,936

17

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
TELECOM SERVICES — 0.0% (d)
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 6.65%, 12/15/2024	$ 724,913	$ 695,010
TELECOMMUNICATION EQUIP — 0.1%
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 6.94%, 11/30/2025	2,721,325	2,607,941
TELEVISION — 0.1%
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50%, 4.90%, 1/2/2026	2,887,744	2,888,466
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
HD Supply, Inc. Senior Secured Term Loan B5, Zero Coupon, 10/17/2023	345,000	345,091
TOTAL SENIOR FLOATING RATE LOANS (Cost $155,421,475)		153,846,057
U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.5%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/2042	15,693,695	15,998,115
3.00%, 1/1/2045	2,516,294	2,560,465
3.00%, 2/1/2045	1,769,571	1,798,692
3.00%, 3/1/2045	1,879,138	1,910,062
3.00%, 4/1/2045	38,471,813	39,132,835
3.00%, 5/1/2045	6,595,649	6,704,190
3.00%, 8/1/2045	18,075,389	18,372,847
3.50%, 2/1/2045	3,217,120	3,325,882
3.50%, 4/1/2045	28,088,358	29,083,900
3.50%, 6/1/2045	12,974,168	13,457,083
3.50%, 10/1/2045	15,172,162	15,736,889
3.50%, 2/1/2046	15,054,647	15,509,771
4.00%, 4/1/2047	38,238,857	39,842,995
4.00%, 7/1/2047	11,855,963	12,353,326
4.00%, 10/1/2047	24,332,444	25,353,201
4.50%, 6/1/2044	2,266,086	2,410,931
Series 326, Class 300, CMO, 3.00%, 3/15/2044	31,608,430	32,017,244
Series 358, Class 300, CMO, 3.00%, 10/15/2047	32,022,074	32,947,418
Series 3822, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	3,823,064	4,141,370
Security Description	Principal Amount	Value
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.61%, 5/15/2041 (b)	$ 10,670,777	$ 1,204,330
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	11,186,366	11,617,878
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 4.26%, 5/15/2041 (b)	2,342,900	228,052
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	16,045,348	15,861,680
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	16,192,503	16,162,597
Series 4215, Class KC, CMO, REMIC, 2.25%, 3/15/2038	9,305,728	9,294,722
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	29,257,269	31,766,976
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,415,931	3,304,340
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	12,525,080	12,238,431
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	1,717,749	1,750,164
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,134,070	4,066,675
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	6,020,724	6,128,410
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	9,234,012	9,390,476
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	12,182,358	13,196,992
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	6,204,737	6,312,477
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	11,350,881	11,542,581
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	12,471,111	12,288,307
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	11,446,096	11,602,142

18

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	$ 8,713,254	$ 9,089,715
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	12,314,858	12,533,602
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	12,260,750	12,473,762
Series 4511, Class QA, CMO, REMIC, 3.00%, 1/15/2041	9,890,602	10,025,885
Series 4511, Class QC, CMO, REMIC, 3.00%, 12/15/2040	8,011,951	8,121,135
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	8,685,737	8,851,018
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	16,140,225	16,225,575
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	12,583,990	12,845,081
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	39,703,941	40,649,733
Series 4750, Class PA, 3.00%, 7/15/2046	22,399,665	22,606,129
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	24,258,082	24,529,933
Series K053, Class A2, 3.00%, 12/25/2025	2,232,000	2,323,765
Federal National Mortgage Association:
2.50%, 9/1/2046	4,897,526	4,828,588
2.50%, 2/1/2047	13,186,961	13,099,786
3.00%, 5/1/2035	8,990,674	9,166,672
3.00%, 10/1/2041	30,442,058	30,864,631
3.00%, 3/1/2043	5,167,047	5,253,580
3.00%, 7/1/2043	8,399,737	8,481,287
3.00%, 1/1/2045	1,895,169	1,910,378
3.00%, 3/1/2045	2,633,574	2,675,346
3.00%, 4/1/2045	10,893,917	10,969,315
3.00%, 7/1/2045	31,267,868	31,791,514
3.00%, 11/1/2045	20,630,202	20,957,420
3.00%, 2/1/2047	25,382,427	25,734,766
3.50%, 9/1/2034	2,402,370	2,489,653
3.50%, 12/1/2034	2,139,692	2,217,431
3.50%, 2/1/2035	1,370,280	1,420,065
3.50%, 1/1/2045	12,981,977	13,457,290
3.50%, 2/1/2045	4,464,182	4,612,323
3.50%, 6/1/2045	12,525,184	12,983,930
4.50%, 3/1/2044	2,490,308	2,647,718
4.50%, 6/1/2044	1,252,491	1,331,660
4.50%, 7/1/2044	1,207,641	1,283,975
Security Description	Principal Amount	Value
4.50%, 2/1/2045	$ 1,508,193	$ 1,603,524
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	2,679,287	2,728,046
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 3.60%, 6/25/2041 (b)	6,930,494	1,002,901
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	6,966,994	6,893,855
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	3,463,308	3,477,508
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.34%, 1/25/2043 (b)	1,248,324	1,011,230
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	16,913,082	17,096,733
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	4,833,568	4,760,332
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 2.34%, 4/25/2043 (b)	1,718,187	1,553,080
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,464,106	6,451,091
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,292,934	9,252,037
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	7,142,913	7,253,644
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	10,249,812	10,364,669
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	13,738,073	13,887,680
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,774,223	4,594,148
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	11,861,676	12,187,867
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	19,833,676	20,137,786
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	27,156,655	27,601,697
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	10,262,356	10,371,248

19

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	$ 32,460,210	$ 32,961,288
Series 2016-M3, Class A2, 2.70%, 2/25/2026	2,150,000	2,191,259
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	25,122,164	25,032,342
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	15,665,167	15,864,982
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	39,937,794	40,607,423
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	37,893,757	38,370,169
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	27,925,558	28,317,098
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	64,662,621	65,526,759
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	15,348,299	15,485,830
Series 2018-38, Class JB, CMO, REMIC, 3.00%, 6/25/2048	12,343,547	12,424,870
Series 2018-M10, Class A1, 3.50%, 7/25/2028 (b)	20,488,605	21,769,636
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 3.66%, 11/16/2043 (b)	2,462,920	431,382
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	10,836,669	11,049,040
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 3.80%, 7/20/2042 (b)	6,831,354	790,220
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,347,621,468)		1,352,118,481
U.S. TREASURY OBLIGATIONS — 23.3%
Treasury Bill:
2.37%, 8/15/2019	57,900,000	57,751,668
2.39%, 10/17/2019	90,000,000	89,457,921
2.51%, 1/2/2020 (c)	93,700,000	92,737,935
2.51%, 2/27/2020	94,000,000	92,790,024
Treasury Inflation Protected Indexed Notes 0.63%, 4/15/2023	22,938,449	23,212,903
Security Description	Principal Amount	Value
Treasury Notes:
1.63%, 5/15/2026	$ 64,000,000	$ 62,980,000
2.13%, 2/29/2024	80,100,000	81,426,656
2.13%, 7/31/2024	73,900,000	75,152,836
2.25%, 11/15/2025	61,100,000	62,574,993
2.38%, 1/31/2023	25,600,000	26,172,000
2.38%, 5/15/2029	38,100,000	39,373,969
2.63%, 2/15/2029	18,500,000	19,508,828
2.88%, 8/15/2028	18,900,000	20,311,594
3.13%, 11/15/2028	31,300,000	34,332,188
TOTAL U.S. TREASURY OBLIGATIONS (Cost $762,895,719)		777,783,515
MORTGAGE-BACKED SECURITIES — 5.0%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	6,297,640	5,451,591
Series 2006-24CB, Class A9, CMO, 6.00%, 8/1/2036	3,894,770	3,222,354
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	3,566,967	2,854,849
Angel Oak Mortgage Trust I Series 2018-1, Class A1, 3.26%, 4/27/2048 (a) (b)	5,599,226	5,627,716
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 5.44%, 12/15/2036 (a) (b)	3,697,000	3,725,116
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	4,290,057	4,283,990
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (e)	3,698,452	3,572,684
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	5,809,558	5,258,654
BANK Series 2017-BNK6, Class XA, IO, 1.00%, 7/15/2060 (b)	54,922,474	2,745,146
BBCMS Mortgage Trust:
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 3.59%, 8/15/2036 (a) (b)	863,000	856,653
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 4.09%, 8/15/2036 (a) (b)	983,000	982,815

20

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 4.89%, 8/15/2036 (a) (b)	$ 1,982,000	$ 1,985,651
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 5.89%, 8/15/2036 (a) (b)	1,974,000	1,976,929
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 10/15/2037 (a) (b)	205,725	205,346
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.18%, 1/26/2037 (a) (b)	11,430,796	9,952,049
BHMS Series 2018-ATLS, , Class A, 1 Month USD LIBOR + 1.25%, 3.64%, 7/15/2035 (a) (b)	3,284,000	3,286,000
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 3.48%, 9/15/2037 (a) (b)	223,671	223,077
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 3.46%, 12/15/2037 (a) (b)	1,068,000	1,071,723
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	1,228,058	1,072,804
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	4,019,859	3,435,443
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 5.39%, 11/15/2036 (a) (b)	2,407,000	2,412,937
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 6.14%, 11/15/2036 (a) (b)	1,284,000	1,288,173
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 4.63%, 3/25/2037 (b)	3,001,166	2,843,493
Series 2007-AR5, Class 1A2A, CMO, 4.48%, 4/25/2037 (b)	2,012,129	1,889,328
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	7,154,286	6,958,049
Security Description	Principal Amount	Value
CLNS Trust Series 2017-IKPR, Class D, 1 Month USD LIBOR + 2.05%, 4.46%, 6/11/2032 (a) (b)	$ 3,338,000	$ 3,344,582
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 9/15/2033 (a) (b)	347,000	345,698
Credit Suisse Commercial Mortgage Trust Series 2018-TOP, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 8/15/2035 (a) (b)	790,000	790,492
Credit Suisse Mortgage Trust Series 2017, Class E, 3.30%, 7/10/2034 (a) (b)	3,181,000	3,182,356
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050 (b)	64,845,912	3,102,027
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	2,068,788	2,068,788
CSMC Trust Series 2018-RPL2, Class A1, CMO, 4.03%, 8/25/2062 (a) (e)	1,775,914	1,780,101
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 3.20%, 5/15/2035 (a) (b)	3,086,062	3,088,804
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 4/15/2036 (a) (b)	3,261,000	3,262,017
FWD Securitization Trust 3.11%, 7/25/2049	5,700,000	5,698,878
GS Mortgage Securities Corp. Trust Series 2018-3PCK, Class A, 1 Month USD LIBOR + 1.45%, 3.84%, 9/15/2031 (a) (b)	2,899,000	2,893,789
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.28%, 8/10/2050 (b)	40,694,274	2,813,640
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 3.29%, 7/15/2031 (a) (b)	650,000	649,559
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 3.99%, 7/15/2031 (a) (b)	650,000	647,735
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 4.49%, 7/15/2031 (a) (b)	650,000	652,410

21

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 5.19%, 7/15/2031 (a) (b)	$ 650,000	$ 653,089
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 6.32%, 7/15/2031 (a) (b)	650,000	654,295
Series 2019-SOHO, Class E, 1 Month USD LIBOR + 1.87% 4.32%, 6/15/2036 (a) (b)	3,411,000	3,401,786
Headlands Residential Series 2019-RLP1, 3.97%, 6/25/2024	4,100,000	4,099,996
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 3.39%, 6/15/2032 (a) (b)	3,226,360	3,232,550
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX, Class AM, 5.46%, 1/15/2049 (b)	116,818	117,190
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.93%, 12/15/2049 (b)	56,452,422	2,261,277
NRPL Trust Series 2018-2A, Class A1, CMO, 4.25%, 7/25/2067 (a) (b)	4,930,128	4,977,411
OBX Trust Series 2018-1, Class A2, CMO, 1 Month USD LIBOR + 0.65%, 3.05%, 6/25/2057 (a) (b)	1,197,247	1,190,763
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 5.16%, 5/27/2023 (a) (b)	4,485,166	4,497,954
Ready Capital Mortgage Trust Series 2019-5, Class A, 3.78%, 2/25/2052 (a)	2,121,197	2,165,510
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 3.40%, 3/25/2034 (a) (b)	3,181,000	3,170,111
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 3.34%, 6/15/2033 (a) (b)	3,945,000	3,955,034
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 3.64%, 6/15/2033 (a) (b)	1,686,000	1,679,694
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.35%, 9/25/2036 (b)	788,543	788,293
Security Description	Principal Amount	Value
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 3.07%, 7/19/2034 (b)	$ 2,313,506	$ 2,255,761
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.74%, 6/15/2050 (b)	22,958,981	2,126,459
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	6,287,374	5,693,507
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	1,889,974	1,906,652
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (e)	3,094,511	1,311,237
Wells Fargo Commercial Mortgage Trust Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,568,000	1,682,375
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 4.78%, 8/25/2037 (b)	3,638,523	3,638,523
TOTAL MORTGAGE-BACKED SECURITIES (Cost $168,736,726)		166,962,913
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.2%
BANK Series 2017-BNK4, Class XA, IO, 1.60%, 5/15/2050 (b)	30,252,824	2,396,836
BBCMS Trust Series 2015-STP, Class D, 4.43%, 9/10/2028 (a) (b)	1,750,000	1,769,685
BX Trust:
Series 2017-APPL, Class D, 1 Month USD LIBOR + 3.15% 4.44%, 7/15/2034 (a) (b)	1,142,400	1,142,927
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 5.54%, 7/15/2034 (a) (b)	1,768,000	1,770,411
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 4.44%, 7/15/2034 (a) (b)	1,065,050	1,065,782

22

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 5.54%, 7/15/2034 (a) (b)	$ 1,805,400	$ 1,808,890
Series 2018-GW, Class A, 1 Month USD LIBOR + 0.80% 3.19%, 5/15/2035 (a) (b)	3,140,000	3,131,364
Series 2018-GW, Class D, 1 Month USD LIBOR + 1.77% 4.16%, 5/15/2035 (a) (b)	275,000	276,375
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.47%, 5/10/2050 (b)	16,836,640	1,246,475
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.20%, 1/10/2048 (b)	24,352,972	1,366,916
Series 2016-C4, Class XA, IO, 1.88%, 5/10/2058 (b)	11,754,814	1,056,200
Series 2017-C8, Class XA, IO, 1.82%, 6/15/2050 (b)	27,900,652	2,549,689
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.57%, 2/10/2048 (a) (b)	423,700	392,400
Series 2015-GC31, Class C, 4.19%, 6/10/2048 (b)	1,500,000	1,478,890
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (b)	1,500,000	1,562,765
Series 2015-GC35, Class C, 4.65%, 11/10/2048 (b)	1,435,000	1,487,342
Series 2016-GC36, Class XA, IO, 1.45%, 2/10/2049 (b)	21,399,772	1,408,443
Series 2016-P4, Class A4, 2.90%, 7/10/2049	2,023,000	2,061,669
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (b)	2,558,000	2,740,810
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.33%, 10/10/2046 (b)	28,697,270	1,161,775
Series 2015-CR22, Class D, 4.25%, 3/10/2048 (a) (b)	932,000	912,328
Series 2015-CR22, Class XA, IO, 1.09%, 3/10/2048 (b)	10,434,972	369,057
Series 2015-CR26, Class B, 4.63%, 10/10/2048 (b)	1,600,000	1,735,457
Series 2015-CR26, Class XA, IO, 1.11%, 10/10/2048 (b)	21,217,567	1,012,994
Series 2015-DC1, Class XA, IO, 1.26%, 2/10/2048 (b)	8,726,428	351,284
Series 2015-LC21, Class C, 4.44%, 7/10/2048 (b)	968,000	1,001,186
Series 2016-CR28, Class C, 4.80%, 2/10/2049 (b)	2,011,000	2,164,752
Series 2016-DC2, Class C, 4.79%, 2/10/2049 (b)	1,329,000	1,367,406
Security Description	Principal Amount	Value
Series 2016-DC2, Class XA, IO, 1.18%, 2/10/2049 (b)	$ 19,345,336	$ 1,013,574
Series 2017-PANW, Class D, 4.34%, 10/10/2029 (a) (b)	1,388,000	1,443,498
Series 2017-PANW, Class E, 4.13%, 10/10/2029 (a) (b)	2,316,000	2,342,959
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	939,009
Series 2015-C4, Class XA, IO, 1.05%, 11/15/2048 (b)	35,328,320	1,518,670
CSMC Trust Series 2017-MOON, Class D, 3.30%, 7/10/2034 (a) (b)	2,263,000	2,267,837
Great Wolf Trust:
Series 2017-WOLF, Class D, 1 Month USD LIBOR + 2.10% 4.49%, 9/15/2034 (a) (b)	1,798,000	1,803,114
Series 2017-WOLF, Class E, 1 Month USD LIBOR + 3.10% 5.49%, 9/15/2034 (a) (b)	2,787,000	2,790,287
Series 2017-WOLF, Class F, 1 Month USD LIBOR + 4.07% 6.46%, 9/15/2034 (a) (b)	1,484,000	1,487,191
GS Mortgage Securities Corp. Series 2017-GS8, Class C, 4.48%, 11/10/2050 (b)	469,000	500,413
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.66%, 2/10/2046 (b)	13,247,806	606,948
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.89%, 9/10/2047 (b)	29,238,454	939,653
Series 2015-GC32, Class XA, IO, 0.94%, 7/10/2048 (b)	25,360,989	917,127
Series 2015-GC34, Class XA, IO, 1.48%, 10/10/2048 (b)	16,959,236	1,069,229
Series 2015-GS1, Class XA, IO, 0.94%, 11/10/2048 (b)	26,446,022	1,143,303
Series 2016-GS3, Class XA, IO, 1.38%, 10/10/2049 (b)	28,188,879	1,882,470
Series 2019-GC38, Class XA, IO, 1.13%, 2/10/2052 (b)	40,733,591	3,062,631
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 5.54%, 11/15/2036 (a) (b)	3,400,000	3,411,056
IMT Trust:
Series 2017-APTS, Class BFL, 1 Month USD LIBOR + 0.95% 3.34%, 6/15/2034 (a) (b)	2,144,000	2,139,073

23

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
Series 2017-APTS, Class CFL, 1 Month USD LIBOR + 1.10% 3.49%, 6/15/2034 (a) (b)	$ 2,144,000	$ 2,139,073
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2017-FL10, Class B, 1 Month USD LIBOR + 1.00% 3.39%, 6/15/2032 (a) (b)	815,000	810,170
Series 2017-FL10, Class C, 1 Month USD LIBOR + 1.25% 3.64%, 6/15/2032 (a) (b)	616,000	608,106
Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90% 4.29%, 6/15/2032 (a) (b)	1,994,000	1,957,990
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,831,066
Series 2015-JP1, Class XA, IO, 1.25%, 1/15/2049 (b)	22,485,428	923,128
Series 2016-WIKI, Class E, 4.14%, 10/5/2031 (a) (b)	3,160,000	3,188,493
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 1.08%, 11/15/2047 (b)	6,214,612	212,278
Series 2014-C26, Class C, 4.55%, 1/15/2048 (b)	1,500,000	1,583,757
Series 2015-C28, Class XA, IO, 1.25%, 10/15/2048 (b)	11,156,843	431,516
Series 2015-C30, Class XA, IO, 0.68%, 7/15/2048 (b)	27,405,233	728,394
Series 2015-C32, Class C, 4.82%, 11/15/2048 (b)	1,132,000	1,193,481
Series 2015-C33, Class C, 4.77%, 12/15/2048 (b)	1,739,000	1,834,549
Series 2016-C1, Class C, 4.90%, 3/15/2049 (b)	2,180,000	2,325,966
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.84%, 6/15/2049 (b)	21,672,051	1,564,077
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.27%, 3/10/2050 (a) (b)	47,948,658	2,075,693
Merrill Lynch Mortgage Trust Series 2006-C1, Class AJ, 5.78%, 5/12/2039 (b)	126,741	128,673
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.77%, 10/15/2046 (b)	13,496,152	295,152
Series 2013-C7, Class XA, IO, 1.49%, 2/15/2046 (b)	13,850,789	552,053
Security Description	Principal Amount	Value
Series 2015-C20, Class C, 4.61%, 2/15/2048 (b)	$ 500,000	$ 524,867
Series 2015-C25, Class C, 4.68%, 10/15/2048 (b)	1,700,000	1,813,423
Series 2015-C27, Class C, 4.68%, 12/15/2047 (b)	1,219,000	1,253,290
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,561,954
Series 2016-C28, Class XA, IO, 1.40%, 1/15/2049 (b)	23,692,488	1,418,358
Series 2016-C30, Class XA, IO, 1.57%, 9/15/2049 (b)	18,631,457	1,452,393
Series 2016-C31, Class C, 4.46%, 11/15/2049 (b)	3,358,000	3,446,751
Series 2016-C32, Class A4, 3.72%, 12/15/2049	2,665,000	2,852,544
Morgan Stanley Capital I Trust Series 2015-UBS8, Class XA, IO, 1.05%, 12/15/2048 (b)	25,120,304	1,200,169
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.25%, 10/15/2050 (b)	24,864,934	1,714,864
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	5,109,317	5,255,858
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	920,000	787,048
Series 2015-C26, Class XA, IO, 1.36%, 2/15/2048 (b)	8,544,519	451,947
Series 2015-C27, Class C, 3.89%, 2/15/2048	750,000	749,948
Series 2015-C28, Class C, 4.25%, 5/15/2048 (b)	1,500,000	1,524,350
Series 2015-LC20, Class XA, IO, 1.48%, 4/15/2050 (b)	7,521,379	382,750
Series 2015-NXS1, Class XA, IO, 1.28%, 5/15/2048 (b)	9,584,038	409,253
Series 2015-NXS2, Class XA, IO, 0.87%, 7/15/2058 (b)	28,909,413	831,864
Series 2015-NXS3, Class C, 4.64%, 9/15/2057 (b)	1,600,000	1,673,548
Series 2015-P2, Class XA, IO, 1.14%, 12/15/2048 (b)	21,684,265	966,423
Series 2016-C32, Class C, 4.88%, 1/15/2059 (b)	1,581,000	1,627,299
Series 2016-C33, Class XA, IO, 1.93%, 3/15/2059 (b)	15,052,907	1,234,381
Series 2017-C38, Class XA, IO, 1.21%, 7/15/2050 (b)	38,684,307	2,456,373
Series 2017-RC1, Class XA, IO, 1.70%, 1/15/2060 (b)	25,239,789	2,086,017
Series 2019-C50, Class XA, IO, 1.63%, 5/15/2052 (b)	31,296,324	3,329,616

24

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.21%, 3/15/2047 (b)	$ 9,241,902	$ 340,641
Series 2014-C21, Class XA, IO, 1.21%, 8/15/2047 (b)	17,744,414	721,606
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $156,706,490)		138,519,300
	Shares
SHORT-TERM INVESTMENT — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (g) (h) (Cost $84,316,399)	84,316,399	84,316,399
TOTAL INVESTMENTS — 100.2% (Cost $3,328,530,140)		3,342,679,964
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,798,616)
NET ASSETS — 100.0%		$ 3,336,881,348

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.4% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2019. Maturity date shown is the final maturity.
(f)	The rate shown represents the rate at June 30, 2019.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2019.
CMO	=Collateralized Mortgage Obligation
CMT	=Constant Maturity Treasury
EMTN	=Euro Medium Term Note
GMTN	=Global Medium Term Note
IO	=Interest Only
LIBOR	=London Interbank Offered Rate
LP	=Limited Partnership
PIK	=Payment in Kind
REMIC	=Real Estate Mortgage Investment Conduit

At June 30, 2019, the Fund had unfunded loan commitments of $412,777, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Mavis Tire Express Services Corp.	412,777	405,898	(6,879)
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Asset-Backed Securities	$ —	$ 69,880,248	$—	$ 69,880,248
Corporate Bonds & Notes	—	562,844,016	—	562,844,016
Foreign Government Obligations	—	36,409,035	—	36,409,035
Senior Floating Rate Loans	—	153,846,057	—	153,846,057
Commercial Mortgage Backed Securities	—	138,519,300	—	138,519,300
Mortgage-Backed Securities	—	166,962,913	—	166,962,913
U.S. Government Agency Obligations	—	1,352,118,481	—	1,352,118,481
U.S. Treasury Obligations	—	777,783,515	—	777,783,515
Short-Term Investment	84,316,399	—	—	84,316,399
TOTAL INVESTMENTS	$84,316,399	$3,258,363,565	$—	$3,342,679,964
25

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(a)	$ —	$ (6,879)	$—	$ (6,879)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (6,879)	$—	$ (6,879)
(a)	Includes appreciation (depreciation) on unfunded loan commitments.
	Number of Shares Held at 6/30/18	Value at 6/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,024,270,933	$939,954,534	$—	$—	84,316,399	$84,316,399	$1,935,879
26	ARTOTL

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 4, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 4, 2019